UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

                            The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                                         Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                                         Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (59%)
5,000,000	FFCB, 0.17%, 9/27/16 (a)	$5,001
10,000,000	FFCB, 0.22%, 9/18/15 (a)	10,001
5,000,000	FHLB, 0.15%, 10/17/16	5,000
10,000,000	FHLB, 0.18%, 10/09/15 (a)	10,000
18,100,000	FHLB Disc Note, 0.08%, 10/02/15 (b)	18,097
9,400,000	FHLB Disc Note, 0.09%, 10/09/15 (b)	9,398
1,200,000	FHLB Disc Note, 0.09%, 10/14/15 (b)	1,200
3,300,000	FHLB Disc Note, 0.09%, 10/19/15 (b)	3,299
2,600,000	FHLB Disc Note, 0.10%, 8/28/15 (b)	2,600
1,779,000	FHLB Disc Note, 0.11%, 9/09/15 (b)	1,779
10,000,000	FHLB Disc Note, 0.25%, 2/01/16 (b)	9,987
7,580,000	FHLMC Disc Note, 0.07%, 8/21/15 (b)	7,580
5,050,000	FHLMC Disc Note, 0.08%, 10/29/15 (b)	5,049
10,000,000	FHLMC Disc Note, 0.09%, 9/17/15 (b)	9,999
3,000,000	FHLMC Disc Note, 0.13%, 8/05/15 (b)	3,000
1,000,000	FHLMC Disc Note, 0.13%, 9/21/15 (b)	1,000
17,500,000	FHLMC Disc Note, 0.13%, 11/06/15 (b)	17,494
5,000,000	FHLMC Disc Note, 0.26%, 4/19/16 (b)	4,991
15,000,000	FNMA, 0.16%, 8/26/16 (a)	15,008
10,000,000	FNMA Disc Note, 0.08%, 8/05/15 (b)	10,000
15,000,000	FNMA Disc Note, 0.11%, 10/01/15 (b)	14,997
10,000,000	FNMA Disc Note, 0.13%, 11/18/15 (b)	9,996
Total U.S. Government Agency (Cost - $175,476)		175,476
U.S. Treasury (9%)
15,000,000	U.S. Treasury Note, 0.10%, 1/31/16 (a)	15,000
10,000,000	U.S. Treasury Note, 0.12%, 4/30/16 (a)	10,000
Total U.S. Treasury (Cost - $25,000)		25,000

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
6,609,881	Dreyfus Treasury Cash Management Fund (Cost - $6,610)	$6,610
Repurchase Agreement (30%)
35,000,000	Citigroup Tri Party, 0.12% (c)	35,000
35,000,000	Goldman Sachs Tri Party, 0.08% (d)	35,000
20,000,000	RBC Capital Tri Party, 0.14% (e)	20,000
Total Repurchase Agreement (Cost - $90,000)		90,000
Total (Cost - $297,086) (100%)		297,086
Liabilities in excess of Other Assets (0%)		(54)
Net Assets (100%)		$297,032

(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 7/30/2015 is collateralized by the following securities:

Citigroup Tri Party
35,419,400	U.S. Treasury Note, maturity from Aug 18-Jun 21, yielding from 1.50%-2.125%	$35,700

(d)	The repurchase agreement dated 7/28/2015 is collateralized by the following securities:

Goldman Sachs Tri Party
16,292,589	FHLMC, maturity Sep 44, yielding 4.00%	$16,255
20,944,535	FNMA, maturity Nov 44, yielding 4.00%	19,445

Total Collateral Value of Goldman Sachs		$35,700

(e)	The repurchase agreement dated 7/31/2015 is collateralized by the following securities:

RBC Capital Tri Party
20,374,471	FNMA, maturity from Feb 26-Jul 45, yielding from 3.00%-4.00%	$20,400

1	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (21%)
1,500,000	Ally Master Owner Trust, 0.64%, 2/15/18	$1,501
2,400,000	Ally Master Owner Trust, 0.64%, 4/15/18	2,401
676,656	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (a)	672
2,500,000	Apidos CLO 144A, 1.44%, 4/15/25 (a)	2,460
3,876,305	ARI Fleet Lease Trust 2014-A 144A, 0.81%, 11/15/22 (a)	3,875
339,410	AUTO ABS, 1.03%, 5/25/24 EUR (b)	374
3,050,000	Babson CLO Ltd. 144A, 1.39%, 4/20/25 (a)	3,007
330,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	330
340,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	341
20,224	Capital Auto Receivables Asset Trust / Ally, 0.68%, 5/20/16	20
3,800,000	Capital Auto Receivables Asset Trust 2015-1, 0.95%, 7/20/17	3,800
1,400,000	Cent CLO LP 144A, 1.41%, 7/23/25 (a)	1,374
1,500,000	Chase Issuance Trust, 0.44%, 4/15/19	1,494
2,700,000	Chrysler Capital Auto Receivables Trust 2015-A 144A, 0.81%, 11/15/17 (a)	2,702
5,965,000	CNH Equipment Trust 2015-A, 0.84%, 6/15/18	5,962
702,110	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (a)	700
1,079,562	Colony American Homes 2014-2 144A, 1.14%, 7/17/31 (a)	1,068
4,000,000	Discover Card Execution Note Trust, 0.64%, 5/15/18	3,999
2,640,000	Dryden XXII Senior Loan Fund 144A, 1.37%, 8/15/25 (a)	2,602
467,401	Enterprise Fleet Financing LLC 144A, 1.05%, 3/20/20 (a)	466
1,942,843	Fifth Third Auto 2013-1, 0.88%, 10/16/17	1,944
321,611	Great America Leasing Receivables 144A, 0.78%, 6/15/16 (a)	322
819,875	GSAMP Trust 2004-SEA2, 0.84%, 3/25/34	822
2,500,000	Hyundai Auto Lease Securitization Trust 2014-A 144A, 0.75%, 4/17/17 (a)	2,501
1,750,000	Hyundai Auto Lease Securitization Trust 2015-B 144A, 0.51%, 12/15/17 (a)	1,751
1,896,920	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)	1,896
3,000,000	Invitation Homes 2014-SFR1 Trust 144A, 1.19%, 6/17/31 (a)	2,979
1,900,000	Invitation Homes 2014-SFR2 Trust 144A, 1.29%, 9/17/31 (a)	1,893
765,332	Invitation Homes 2015-SFR3 Trust 144A, 1.49%, 8/17/32 (a)	766
96,707	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	87
1,740,000	Madison Park Funding XIII Ltd. 144A, 1.74%, 1/19/25 (a)	1,735
4,400,000	Mercedes Benz Auto Lease Trust 2015-A, 0.78%, 2/15/17	4,402
123,510	Motor 2013-1 PLC, 1.11%, 2/25/21 GBP (b)	193

Principal or Shares	Security Description	Value (000)

496,332	Nelnet Student Loan Trust 2014-2A 144A, 0.47%, 6/25/21 (a)	$494
1,200,000	Nissan Auto Receivables 2015-A Owner Trust, 0.67%, 9/15/17	1,199
3,200,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.49%, 7/20/23 (a)	3,175
1,000,000	Octagon Investment Partners 24 Ltd. 144A, 2.23%, 5/21/27 (a)	1,000
2,585,000	Octagon Investment Partners XIX Ltd. 144A, 1.81%, 4/15/26 (a)	2,584
760,562	Option One Mortgage Loan Trust 2005-4
	Asset-Backed Certificates Series 2005-4, 0.45%, 11/25/35	754
2,000,000	Progress Residential 2015-SFR1 Trust 144A, 1.59%, 2/17/32 (a)	2,009
160,774	Santander Drive Auto Receivables Trust 2014-1, 0.66%, 6/15/17	161
739,255	SLM Student Loan Trust, 0.54%, 4/25/17	737
3,955,000	Symphony CLO XV Ltd. 144A, 1.74%, 10/17/26 (a)	3,946
3,220,000	Trade MAPS 1 Ltd. 144A, 0.89%, 12/10/18 (a)	3,221
2,530,000	Tyron Park CLO Ltd. 144A, 1.41%, 7/15/25 (a)	2,499
3,400,000	Volkswagen Auto Lease Trust 2015-A, 0.87%, 6/20/17	3,400
664,865	Westlake Automobile Receivables Trust 2015-1 144A, 0.40%, 3/15/16 (a)	665
Total Asset Backed (Cost - $86,601)		86,283
Bank Loans(c) (1%)
747,500	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	751
970,000	Aramark Corp. Term Loan E 1L, 3.25%, 9/07/19	972
1,193,933	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/04/19	1,189
Total Bank Loans (Cost - $2,909)		2,912
Commercial Paper (10%)
2,500,000	Ameren, 0.00%, 8/06/15	2,500
4,000,000	American Electric Power 144A, 0.00%, 8/18/15 (a)	3,999
3,500,000	Amphenol 144A, 0.00%, 8/06/15 (a)	3,500
2,500,000	Bell Canada 144A, 0.00%, 8/04/15 (a)	2,500
4,000,000	Consolidated Edison 144A, 0.00%, 8/10/15 (a)	4,000
3,000,000	Duke Energy 144A, 0.00%, 8/13/15 (a)	3,000
2,500,000	Enterprise Products 144A, 0.00%, 8/10/15 (a)	2,500
1,953,000	Hyundai Capital 144A, 0.00%, 8/07/15 (a)	1,953
3,500,000	Louisville Gas & Electric 144A, 0.00%, 8/18/15 (a)	3,499
2,500,000	National Grid USA 144A, 0.00%, 8/05/15 (a)	2,500
4,000,000	Pacific Gas & Electric 144A, 0.00%, 8/10/15 (a)	3,999
3,000,000	Ryder System, 0.00%, 8/12/15	3,000
1,000,000	Virginia Electric & Power, 0.00%, 8/26/15	1,000
4,000,000	Westar Energy 144A, 0.00%, 8/27/15 (a)	3,999
Total Commercial Paper (Cost - $41,948)		41,949
Corporate Bond (44%)
1,500,000	Abbey National Treasury Services PLC/Stamford CT, 0.80%, 3/13/17	1,499

Principal or Shares	Security Description	Value (000)

2,330,000	AbbVie Inc., 1.80%, 5/14/18	$2,325
1,840,000	Actavis Funding SCS, 1.16%, 9/01/16	1,841
600,000	Actavis Funding SCS, 1.30%, 6/15/17	595
920,000	Actavis Funding SCS, 1.37%, 3/12/18	921
940,000	Actavis Funding SCS, 1.85%, 3/01/17	943
980,000	AES Corp./VA, 3.28%, 6/01/19	973
1,550,000	Air Lease Corp., 4.50%, 1/15/16	1,571
735,000	Aircastle Ltd., 6.75%, 4/15/17	786
500,000	Alibaba Group Holding Ltd. 144A, 1.63%, 11/28/17 (a)	498
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (b)	842
1,000,000	Ally Financial Inc., 3.50%, 7/18/16	1,016
1,240,000	American Express Co., 0.87%, 5/22/18	1,236
1,610,000	Amgen Inc., 0.66%, 5/22/17	1,609
400,000	Anglo American Capital PLC 144A, 1.24%, 4/15/16 (a)	400
780,000	ANZ New Zealand International Ltd./London 144A, 0.82%, 4/27/17 (a)	781
710,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	712
220,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17	216
1,500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (a)	1,485
1,150,000	ASIF III Jersey Ltd., 5.38%, 10/14/16 GBP (b)	1,882
440,000	AutoZone Inc., 1.30%, 1/13/17	440
1,600,000	Bank Nederlandse Gemeenten 144A, 0.63%, 7/18/16 (a)	1,602
1,350,000	Bank of America Corp., 0.83%, 3/28/18 EUR (b)	1,472
1,600,000	Bank of America Corp., 0.85%, 5/02/17	1,589
700,000	Bank of America Corp., 1.70%, 8/25/17	702
160,000	Bank of America Corp., 3.88%, 3/22/17	166
670,000	Bank of New York Mellon Corp., 0.86%, 8/01/18	672
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	767
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	927
1,720,000	Barclays Bank PLC, 0.86%, 2/17/17	1,715
860,000	Barclays PLC, 2.00%, 3/16/18	860
1,200,000	BAT International Finance PLC 144A, 0.80%, 6/15/18 (a)	1,200
770,000	Baxalta Inc. 144A, 1.06%, 6/22/18 (a)	772
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,056
600,000	Becton Dickinson and Co., 0.74%, 6/15/16	600
1,540,000	Becton Dickinson and Co., 1.45%, 5/15/17	1,536
1,350,000	Bell Canada, 1.27%, 4/22/16 CAD (b)	1,033
1,650,000	BMW Canada Inc., 2.64%, 8/10/15 CAD (b)	1,262
1,100,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	1,104
210,000	BP Capital Markets PLC, 0.79%, 5/10/18	209
1,220,000	BP Capital Markets PLC, 0.91%, 9/26/18	1,224
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,174
1,750,000	BPCE SA, 1.13%, 2/10/17	1,759
1,500,000	Branch Banking & Trust Co., 0.61%, 9/13/16	1,496
300,000	British Telecommunications PLC, 1.25%, 2/14/17	300

Principal or Shares	Security Description	Value (000)

350,000	Cameron International Corp., 1.40%, 6/15/17	$348
500,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	496
1,770,000	Capital One NA/Mclean VA, 0.98%, 2/05/18	1,772
2,430,000	Carnival Corp., 1.20%, 2/05/16	2,433
1,000,000	CIT Group Inc., 4.25%, 8/15/17	1,025
2,225,000	Citigroup Inc., 0.55%, 6/09/16	2,215
750,000	Citigroup Inc., 1.26%, 11/30/17 EUR (b)	823
750,000	Citigroup Inc., 1.85%, 11/24/17	752
1,100,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	1,098
1,000,000	CNH Capital LLC, 3.88%, 11/01/15	1,004
680,000	CNH Industrial Capital LLC 144A, 3.88%, 7/16/18 (a)	687
600,000	CNPC General Capital Ltd. 144A, 1.18%, 5/14/17 (a)	599
940,000	Compass Bank, 1.85%, 9/29/17	941
230,000	Computer Sciences Corp., 2.50%, 9/15/15	230
1,600,000	ConAgra Foods Inc., 0.66%, 7/21/16	1,596
1,050,000	ConocoPhillips Co., 0.61%, 5/15/18	1,050
1,090,000	Credit Agricole SA/London 144A, 1.09%, 4/15/19 (a)	1,090
1,800,000	Credit Agricole SA/London 144A, 1.25%, 6/10/20 (a)	1,800
1,200,000	Credit Suisse/New York NY, 0.77%, 5/26/17	1,197
900,000	Credit Suisse/New York NY, 0.98%, 1/29/18	899
1,840,000	CVS Health Corp., 1.90%, 7/20/18	1,849
1,860,000	Daimler Finance North America LLC 144A, 0.58%, 3/02/17 (a)	1,861
800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	798
2,131,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/01/16	2,161
1,000,000	DISH DBS Corp., 7.13%, 2/01/16	1,025
3,400,000	DNB Boligkreditt AS 144A, 2.10%, 10/14/15 (a)	3,412
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,268
350,000	Enbridge Inc., 0.73%, 6/02/17	346
600,000	Enbridge Inc., 0.93%, 10/01/16	598
650,000	Enbridge Inc., 1.45%, 3/13/17 CAD (b)	491
1,350,000	Enbridge Inc., 2.00%, 8/19/15 CAD (b)	1,032
200,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)	200
800,000	Fifth Third Bank/Cincinnati OH, 1.15%, 11/18/16	799
500,000	Ford Credit Canada Ltd., 1.55%, 3/18/16 CAD (b)	382
1,460,000	Ford Motor Credit Co. LLC, 1.12%, 3/12/19	1,450
610,000	Ford Motor Credit Co. LLC, 1.53%, 5/09/16	613
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,001
520,000	Freeport-McMoRan Inc., 2.30%, 11/14/17	497
300,000	GATX Corp., 1.25%, 3/04/17	299
800,000	GE Capital UK Funding, 0.72%, 3/20/17 GBP (b)	1,246
1,800,000	General Motors Financial Co. Inc., 1.64%, 4/10/18	1,804
1,000,000	General Motors Financial Co. Inc., 2.75%, 5/15/16	1,010

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

860,000	Glencore Finance Canada Ltd. 144A, 2.05%, 10/23/15 (a)	$861
2,270,000	Glencore Funding LLC 144A, 1.65%, 1/15/19 (a)	2,257
790,000	Glencore Funding LLC 144A, 2.13%, 4/16/18 (a)	780
1,750,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,774
1,200,000	HBOS PLC, 0.79%, 9/01/16 EUR (b)	1,318
400,000	Hess Corp., 1.30%, 6/15/17	395
1,390,000	Hewlett-Packard Co., 1.23%, 1/14/19	1,373
980,000	HSBC Bank PLC 144A, 0.91%, 5/15/18 (a)	980
880,000	HSBC USA Inc., 0.73%, 3/03/17	879
620,000	HSBC USA Inc., 1.16%, 9/24/18	623
550,000	Huntington National Bank, 1.30%, 11/20/16	549
300,000	Huntington National Bank, 1.35%, 8/02/16	300
990,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	988
720,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	720
480,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	484
800,000	Jackson National Life Global Funding 144A, 1.25%, 2/21/17 (a)	800
170,000	Johnson Controls Inc., 1.40%, 11/02/17	169
1,200,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (b)	1,856
1,600,000	JPMorgan Chase & Co., 1.25%, 1/23/20	1,612
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	488
900,000	Kroger Co., 0.82%, 10/17/16	900
370,000	L-3 Communications Corp., 1.50%, 5/28/17	367
1,640,000	Macquarie Bank Ltd. 144A, 0.93%, 10/27/17 (a)	1,638
1,600,000	Macquarie Bank Ltd. 144A, 1.65%, 3/24/17 (a)	1,603
1,590,000	Macquarie Group Ltd. 144A, 1.30%, 1/31/17 (a)	1,599
1,300,000	Martin Marietta Materials Inc., 1.38%, 6/30/17	1,296
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	639
1,600,000	Mizuho Bank Ltd. 144A, 0.72%, 4/16/17 (a)	1,598
820,000	Mizuho Bank Ltd. 144A, 0.73%, 9/25/17 (a)	817
1,570,000	Morgan Stanley, 1.03%, 7/23/19	1,561
670,000	Morgan Stanley, 1.58%, 4/25/18	680
1,500,000	Morgan Stanley, 3.80%, 4/29/16	1,533
620,000	Morgan Stanley, 6.63%, 4/01/18	695
1,750,000	National City Bank/Cleveland OH, 0.65%, 6/07/17	1,743
1,750,000	NBCUniversal Enterprise Inc. 144A, 0.97%, 4/15/18 (a)	1,753
1,900,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	1,911
1,130,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	1,131
1,360,000	Nomura Holdings Inc., 1.74%, 9/13/16	1,369
1,250,000	NSTAR Electric Co., 0.52%, 5/17/16	1,248
1,000,000	NXP BV / NXP Funding LLC 144A, 3.50%, 9/15/16 (a)	1,011
1,115,000	Octagon Investment Partners XXIII Ltd. 144A, 2.29%, 7/15/27 (a)	1,107
500,000	PACCAR Financial Corp., 0.88%, 12/06/18	504
2,560,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 3/15/16 (a)	2,579
600,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (a)	597

Principal or Shares	Security Description	Value (000)

820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (b)(d)	$1,290
500,000	Reynolds American Inc., 2.30%, 6/12/18	505
650,000	Rogers Communications Inc., 1.60%, 3/13/17 CAD (b)	497
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,045
360,000	SABMiller Holdings Inc. 144A, 0.99%, 8/01/18 (a)	360
900,000	Santander Bank NA, 2.00%, 1/12/18	900
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	688
1,200,000	Shaw Communications Inc., 1.44%, 2/01/16 CAD (b)	917
630,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	630
500,000	Societe Des Autoroutes Paris-Rhin-Rhone, 0.74%, 3/31/19 EUR (b)	554
1,600,000	Standard Chartered PLC 144A, 0.62%, 9/08/17 (a)	1,589
700,000	Statoil ASA, 0.74%, 11/08/18	700
1,130,000	Sumitomo Mitsui Banking Corp., 0.71%, 1/10/17	1,128
800,000	Sumitomo Mitsui Banking Corp., 1.12%, 3/18/16 GBP (b)	1,252
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	920
2,000,000	SunTrust Bank/Atlanta GA, 0.71%, 2/15/17	1,999
1,005,000	Synchrony Financial, 1.88%, 8/15/17	1,005
450,000	TECO Finance Inc., 0.88%, 4/10/18	451
1,000,000	Telecom Italia Capital SA, 5.25%, 10/01/15	1,005
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	802
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	329
1,750,000	Thermo Fisher Scientific Inc., 3.20%, 3/01/16	1,770
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	300
770,000	Thomson Reuters Corp., 1.65%, 9/29/17	772
670,000	Total Capital International SA, 0.85%, 8/10/18	672
310,000	TransAlta Corp., 1.90%, 6/03/17	307
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	459
1,500,000	UBS AG/Stamford CT, 0.98%, 3/26/18	1,504
1,750,000	Union Bank NA, 1.03%, 9/26/16	1,756
1,000,000	United Utilities Water PLC, 6.13%, 12/29/15 GBP (b)	1,595
1,000,000	UnitedHealth Group Inc., 0.74%, 1/17/17	1,001
500,000	UnitedHealth Group Inc., 1.45%, 7/17/17	502
300,000	Ventas Realty LP, 1.25%, 4/17/17	299
430,000	Ventas Realty LP, 1.55%, 9/26/16	432
2,200,000	Verizon Communications Inc., 0.68%, 6/09/17	2,192
210,000	Verizon Communications Inc., 1.05%, 6/17/19	210
850,000	Verizon Communications Inc., 2.04%, 9/14/18	877
1,182,000	Volkswagen Financial Services NV,
	2.00%, 10/23/15 GBP (b)	1,850
9,200,000	Volvo Treasury AB, 0.96%, 6/03/16 SEK (b)	1,073
1,000,000	VW Credit Canada Inc., 1.37%, 8/19/15 CAD (b)	765
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	251
570,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	571
400,000	Whirlpool Corp., 1.65%, 11/01/17	400
640,000	Windstream Corp., 7.88%, 11/01/17	650
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	401
410,000	Xcel Energy Inc., 0.75%, 5/09/16	410

Principal or Shares	Security Description	Value (000)

1,190,000	Zimmer Holdings Inc., 1.45%, 4/01/17	$1,189
Total Corporate Bond (Cost - $185,981)		183,824
FDIC Guaranteed (0%)
125,963	FDIC Structured Sale Guaranteed Notes 144A, 0.73%, 2/25/48 (a)	126
1,797,617	FDIC Structured Sale Guaranteed Notes 144A, 0.91%, 12/04/20 (a)	1,804
Total FDIC Guaranteed (Cost - $1,924)		1,930
Foreign Government (1%)
1,600,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (a)	1,603
240,000,000	Japan Government Two Year Bond, 0.10%, 9/15/15 JPY (b)	1,937
1,000,000	Poland Government International Bond, 0.40%, 9/23/15	999
1,600,000	Province of New Brunswick Canada, 0.88%, 8/01/19 CAD (b)	1,226
Total Foreign Government (Cost - $6,032)		5,765
Mortgage Backed (9%)
204,491	Asset Backed Funding Certificates, 0.81%, 4/25/34	202
41,726	Bear Stearns ALT-A Trust, 2.42%, 3/25/34	41
2,400,000	BLCP Hotel Trust 2014-CLRN 144A, 1.14%, 8/15/29 (a)	2,401
1,770,000	Del Coronado Trust 144A, 0.99%, 3/15/26 (a)	1,771
950,000	Dryden XXXI Senior Loan Fund 144A, 2.07%, 4/18/26 (a)	940
1,077,472	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	1,075
2,321,398	Fannie Mae Connecticut Avenue Securities, 1.39%, 7/25/24	2,317
1,221,458	Fannie Mae Connecticut Avenue Securities, 1.79%, 1/25/24	1,227
1,021,477	Fannie Mae Connecticut Avenue Securities, 2.19%, 10/25/23	1,034
4,400,000	FFCB, 0.23%, 1/02/18	4,404
390,116	FH 1B2612 ARM, 2.30%, 11/01/34	418
185,157	FH 847515 ARM, 2.38%, 2/01/34	198
75,257	FN 708229 ARM, 2.06%, 4/01/33	80
1,328,870	FN 784365 ARM, 1.93%, 5/01/34	1,398
1,320,898	FN 870542 ARM, 2.14%, 3/01/36	1,408
68,884	FN 878544 ARM, 2.48%, 3/01/36	74
333,540	FN 889821 ARM, 2.20%, 12/01/36	356
999,235	FN 906140 ARM, 2.24%, 1/01/37	1,069
395,672	FN AD0079 ARM, 2.29%, 11/01/35	422
695,809	FN AL0502 ARM, 2.98%, 6/01/41	740
579,477	Fosse Master Issuer PLC 144A, 1.69%, 10/18/54 (a)	581
728,832	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.19%, 2/25/24	728
623,944	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.64%, 11/25/23	626
207,064	GNR 2002-48 FT, 0.39%, 12/16/26	207
850,000	Granite Master Issuer PLC, 1.05%, 12/17/54	834

Principal or Shares	Security Description	Value (000)

625,236	Harborview Mortgage Loan Trust, 2.66%, 1/19/35	$584
1,241,686	Hilton USA Trust 2013-HLF 144A, 1.19%, 11/05/30 (a)	1,241
1,200,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A, 1.44%, 1/15/32 (a)	1,200
1,993,412	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.69%, 5/25/33 (a)	1,963
144,066	MASTR Asset Securitization Trust, 5.00%, 7/25/19	146
2,500,000	Pepper Residential Securities Trust No 14, 0.52%, 6/12/16	2,500
147,988	Sequoia Mortgage Trust, 0.99%, 10/20/27	145
748,854	Sequoia Mortgage Trust, 1.45%, 2/25/43	727
876,914	Sequoia Mortgage Trust, 1.55%, 4/25/43	853
290,126	Sequoia Mortgage Trust, 2.87%, 1/25/42	292
747,539	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	748
302,812	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	304
397,785	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	400
602,788	Springleaf Mortgage Loan Trust 144A, 1.87%, 9/25/57 (a)	603
258,107	Structured Adjustable Rate Mortgage Loan Trust, 2.43%, 9/25/34	256
90,355	Structured Asset Mortgage Investments Inc., 3.62%, 7/25/32	93
Total Mortgage Backed (Cost - $36,548)		36,606
Municipal (1%)
260,000	California Earthquake Authority, 1.19%, 7/01/16	261
1,900,000	Indiana Finance Authority, 0.48%, 5/01/34	1,900
Total Municipal (Cost - $2,160)		2,161
NCUA Guaranteed (1%)
672,814	NCUA Guaranteed Notes Trust 2010-R1, 0.64%, 10/07/20	676
334,233	NCUA Guaranteed Notes Trust 2010-R2, 0.56%, 11/06/17	335
1,903,308	NCUA Guaranteed Notes Trust 2010-R3, 0.75%, 12/08/20	1,918
638,858	NCUA Guaranteed Notes Trust 2011-R1, 0.64%, 1/08/20	642
44,250	NCUA Guaranteed Notes Trust 2011-R2, 0.59%, 2/06/20	45
620,002	NCUA Guaranteed Notes Trust 2011-R5, 0.57%, 4/06/20	620
Total NCUA Guaranteed (Cost - $4,222)		4,236
U.S. Treasury (10%)
900,000	U.S. Treasury Bill, 0.00%, 7/21/16 (e)	897
7,500,000	U.S. Treasury Note, 0.13%, 10/31/16 (f)	7,501
22,710,000	U.S. Treasury Note, 0.16%, 1/31/17	22,721
2,000,000	U.S. Treasury Note, 0.25%, 4/15/16	2,000
10,000,000	U.S. Treasury Note, 0.38%, 5/31/16	10,008
Total U.S. Treasury (Cost - $43,110)		43,127

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Purchased Put Options (0%)
146	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16	$8
85	Eurodollar 1-Year Mid-Curve Option, 97.875, 12/11/15	3
Total Purchased Put Options (Cost - $41)		11
Investment Company (1%)
2,296,431	Payden Cash Reserves Money Market Fund * (Cost - $2,296)	2,296
Total (Cost - $413,772) (99%)		411,100
Other Assets, net of Liabilities (1%)		2,148
Net Assets (100%)		$413,248

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Yield to maturity at time of purchase.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/10/2015	Canadian Dollar (Sell 9,994)	Royal Bank of Canada	$251
8/10/2015	Euro (Sell 4,961)	Citibank, N.A.	36
8/10/2015	Japanese Yen (Sell 240,100)	Barclays Bank PLC	25
8/10/2015	Swedish Krona (Sell 9,276)	BNP PARIBAS	22

			$334

Liabilities:
8/10/2015	British Pound (Sell 7,366)	HSBC Bank USA, N.A.	$(10)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
537	90-Day Euro Dollar Future	Dec-15	$133,545	$59
537	90-Day Euro Dollar Future	Dec-16	(132,518)	(67)

				$(8)

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (12%)
2,098,613	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (a)	$2,085
6,360,000	Apidos CLO 144A, 1.44%, 4/15/25 (a)	6,257
500,000	Apidos CLO 144A, 1.87%, 4/15/25 (a)	490
2,000,000	Babson CLO Ltd. 144A, 1.39%, 4/20/25 (a)	1,972
1,900,000	Babson CLO Ltd. 144A, 3.13%, 4/20/27 (a)	1,903
670,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	669
845,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	847
4,915,000	Capital Auto Receivables Asset Trust 2015-2, 1.39%, 9/20/18	4,923
4,550,000	Cent CLO LP 144A, 1.41%, 7/23/25 (a)	4,466
1,900,000	Chase Issuance Trust, 0.44%, 4/15/19	1,892
2,262,356	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (a)	2,256
2,277,976	Colony American Homes 2014-2 144A, 1.14%, 7/17/31 (a)	2,254
4,905,000	Dryden XXII Senior Loan Fund 144A, 1.37%, 8/15/25 (a)	4,834
3,140,000	Dryden XXII Senior Loan Fund 144A, 1.82%, 8/15/25 (a)	3,061
550,000	Dryden XXXI Senior Loan Fund 144A, 2.07%, 4/18/26 (a)	544
685,000	Dryden XXXI Senior Loan Fund 144A, 3.02%, 4/18/26 (a)	686
750,000	Great America Leasing Receivables 144A, 1.83%, 6/17/19 (a)	749
1,490,681	GSAMP Trust, 0.84%, 3/25/34	1,494
2,645,960	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)	2,644
4,020,000	Invitation Homes 2014-SFR2 Trust 144A, 1.29%, 9/17/31 (a)	4,005
4,135,000	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (a)	4,140
763,057	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	837
1,850,000	Mercedes Benz Auto Lease Trust 2015-A, 1.10%, 8/15/17	1,854
6,000,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.49%, 7/20/23 (a)	5,953
3,675,000	Octagon Investment Partners XIX Ltd. 144A, 2.29%, 4/15/26 (a)	3,638
2,500,000	Octagon Investment Partners XXIII Ltd. 144A, 2.29%, 7/15/27 (a)	2,481
8,600,000	Porsche Innovative Lease Owner Trust 2015-1 144A, 1.19%, 7/23/18 (a)	8,599
8,300,000	Symphony CLO XV Ltd. 144A, 1.74%, 10/17/26 (a)	8,282
338,872	Toyota Auto Receivables 2013-A Owner Trust, 0.55%, 1/17/17	339
4,250,000	Trade MAPS 1 Ltd. 144A, 0.89%, 12/10/18 (a)	4,252
2,085,000	Tyron Park CLO Ltd. 144A, 1.41%, 7/15/25 (a)	2,060
4,215,000	Tyron Park CLO Ltd. 144A, 1.84%, 7/15/25 (a)	4,113
1,160,000	Venture XVII CLO Ltd. 144A, 3.14%, 7/15/26 (a)	1,147

Principal or Shares	Security Description	Value (000)

2,075,806	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	$2,078
1,132,341	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	1,131
2,849,073	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	2,852

Total Asset Backed (Cost - $102,088)		101,787

Bank Loans(b) (2%)
2,522,813	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	2,536
2,947,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	2,943
800,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	803
3,315,659	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	3,309
2,819,946	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,832
4,362,831	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/26/19	4,344
2,947,236	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	2,941

Total Bank Loans (Cost - $19,732)		19,708

Corporate Bond (50%)
2,923,000	Abbey National Treasury Services PLC, 1.38%, 3/13/17	2,929
2,680,000	AbbVie Inc., 1.75%, 11/06/17	2,686
2,850,000	AbbVie Inc., 1.80%, 5/14/18	2,844
2,030,000	AbbVie Inc., 2.50%, 5/14/20	2,020
1,300,000	Abengoa Greenfield SA 144A, 5.50%, 10/01/19 EUR (a)(c)	1,090
1,400,000	Actavis Funding SCS, 1.30%, 6/15/17	1,389
1,640,000	Actavis Funding SCS, 1.54%, 3/12/20	1,649
3,242,000	Actavis Funding SCS, 2.35%, 3/12/18	3,254
2,210,000	AES Corp./VA, 3.28%, 6/01/19	2,193
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)	1,194
5,200,000	Air Lease Corp., 4.50%, 1/15/16	5,269
1,615,000	Aircastle Ltd., 6.75%, 4/15/17	1,728
1,200,000	Alibaba Group Holding Ltd. 144A, 1.63%, 11/28/17 (a)	1,196
400,000	Alibaba Group Holding Ltd. 144A, 2.50%, 11/28/19 (a)	397
1,565,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (a)	1,633
1,725,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (c)	1,938
2,110,000	Ally Financial Inc., 3.25%, 9/29/17	2,118
3,100,000	American Express Co., 0.87%, 5/22/18	3,090
1,000,000	Anglo American Capital PLC 144A, 1.24%, 4/15/16 (a)	1,000
2,000,000	Anthem Inc., 2.38%, 2/15/17	2,024
2,400,000	ANZ New Zealand Int’l Ltd./London 144A, 1.75%, 3/29/18 (a)	2,404
510,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17	500
1,520,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (a)	1,505
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,734
850,000	Autodesk Inc., 1.95%, 12/15/17	853

7	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

450,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 3.03%, 12/01/17	$453
870,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	894
930,000	Baidu Inc., 2.25%, 11/28/17	933
3,815,000	Bank of America Corp., 1.15%, 4/01/19	3,833
1,580,000	Bank of America Corp., 1.33%, 1/15/19	1,595
1,510,000	Bank of America Corp., 1.70%, 8/25/17	1,515
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,208
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	1,743
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	1,993
2,510,000	Barclays Bank PLC, 0.86%, 2/17/17	2,503
1,260,000	BAT International Finance PLC 144A, 0.80%, 6/15/18 (a)	1,260
1,680,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)	1,689
1,250,000	Baxalta Inc. 144A, 1.06%, 6/22/18 (a)	1,253
690,000	Baxalta Inc. 144A, 2.00%, 6/22/18 (a)	690
3,500,000	BB&T Corp., 0.96%, 2/01/19	3,504
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	5,279
5,140,000	Becton Dickinson and Co., 1.45%, 5/15/17	5,127
880,000	Becton Dickinson and Co., 1.80%, 12/15/17	877
2,962,000	Bell Canada, 1.27%, 4/22/16 CAD (c)	2,267
2,500,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	2,508
931,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	967
1,510,000	BP Capital Markets PLC, 0.91%, 9/26/18	1,515
2,030,000	BPCE SA, 1.55%, 4/25/16	2,043
1,550,000	BPCE SA, 1.63%, 2/10/17	1,564
2,370,000	BPCE SA, 1.63%, 1/26/18	2,371
600,000	British Telecommunications PLC, 1.25%, 2/14/17	600
760,000	Cameron International Corp., 1.40%, 6/15/17	755
1,440,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	1,429
1,465,000	Capital One Financial Corp., 6.15%, 9/01/16	1,537
1,500,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	1,490
2,140,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	2,125
520,000	Carnival Corp., 1.88%, 12/15/17	522
730,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	735
1,068,000	CIT Group Inc., 5.25%, 3/15/18	1,111
2,920,000	Citigroup Inc., 1.07%, 4/01/16	2,925
2,100,000	Citigroup Inc., 1.26%, 11/30/17 EUR (c)	2,306
3,500,000	Citigroup Inc., 1.55%, 8/14/17	3,492
2,478,000	Citigroup Inc., 5.50%, 2/15/17	2,624
2,700,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	2,695
1,730,000	CNH Industrial Capital LLC 144A, 3.88%, 7/16/18 (a)	1,747
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,399
1,400,000	CNPC General Capital Ltd. 144A, 1.18%, 5/14/17 (a)	1,399
1,740,000	Compass Bank, 1.85%, 9/29/17	1,741
1,550,000	ConocoPhillips Co., 1.50%, 5/15/18	1,546

Principal or Shares	Security Description	Value (000)

1,437,000	Continental Rubber of America Corp. 144A, 4.50%, 9/15/19 (a)	$1,474
3,050,000	Credit Agricole SA 144A, 1.13%, 10/03/16 (a)	3,063
1,420,000	Credit Agricole SA/London 144A, 1.09%, 4/15/19 (a)	1,420
4,010,000	Credit Suisse/New York NY, 1.38%, 5/26/17	4,011
1,600,000	Credit Suisse/New York NY, 1.75%, 1/29/18	1,599
1,590,000	CVS Health Corp., 1.90%, 7/20/18	1,598
1,800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	1,795
2,200,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (a)	2,195
730,000	DBS Bank Ltd. 144A, 0.90%, 7/15/21 (a)	726
1,175,000	DENTSPLY International Inc., 2.75%, 8/15/16	1,193
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,130
1,040,000	Duke Energy Corp., 0.66%, 4/03/17	1,038
2,600,000	Duke Realty LP, 5.50%, 3/01/16	2,660
2,100,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	2,258
1,020,000	Electricite de France 144A, 0.75%, 1/20/17 (a)	1,022
800,000	Enbridge Inc., 0.73%, 6/02/17	791
1,900,000	Enbridge Inc., 0.93%, 10/01/16	1,894
1,900,000	Enbridge Inc., 1.45%, 3/13/17 CAD (c)	1,435
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/01/16	1,668
1,125,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)	1,127
2,700,000	European Investment Bank, 1.13%, 8/15/18	2,698
1,070,000	Express Scripts Holding Co., 1.25%, 6/02/17	1,065
585,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	583
830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	828
960,000	Fifth Third Bancorp, 5.45%, 1/15/17	1,011
3,300,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17	3,297
2,900,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	2,916
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17	1,125
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	2,002
1,500,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,529
1,000,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17	974
1,320,000	Freeport-McMoRan Inc., 2.30%, 11/14/17	1,261
1,255,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	1,220
1,700,000	GATX Corp., 2.50%, 7/30/19	1,691
3,900,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	3,888
1,580,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	1,602
4,080,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)	4,082
3,280,000	Glencore Funding LLC 144A, 1.65%, 1/15/19 (a)	3,261
1,800,000	Glencore Funding LLC 144A, 2.13%, 4/16/18 (a)	1,776
3,110,000	Goldman Sachs Group Inc., 1.50%, 4/30/18	3,141
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,622
1,741,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	1,840
2,000,000	Goldman Sachs Group Inc., 5.95%, 1/18/18	2,197
2,390,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (a)	2,377

Principal or Shares	Security Description	Value (000)

970,000	Health Care REIT Inc., 3.63%, 3/15/16	$984
2,695,000	Hertz Corp., 6.75%, 4/15/19	2,789
860,000	Hess Corp., 1.30%, 6/15/17	850
1,901,000	Hewlett-Packard Co., 1.23%, 1/14/19	1,878
2,970,000	HSBC Bank PLC 144A, 0.91%, 5/15/18 (a)	2,969
2,590,000	HSBC USA Inc., 1.70%, 3/05/18	2,588
670,000	Huntington National Bank, 0.72%, 4/24/17	667
1,410,000	Huntington National Bank, 1.30%, 11/20/16	1,408
800,000	Huntington National Bank, 1.35%, 8/02/16	801
800,000	Huntington National Bank, 1.38%, 4/24/17	798
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	884
2,250,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	2,246
1,110,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (a)	1,111
1,200,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	1,201
720,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	732
770,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (a)	798
1,670,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	1,670
1,210,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	1,219
2,820,000	International Lease Finance Corp., 2.24%, 6/15/16	2,813
3,200,000	International Lease Finance Corp., 3.88%, 4/15/18	3,244
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,764
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,166
2,600,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (c)	4,021
1,550,000	JPMorgan Chase & Co., 1.20%, 1/25/18	1,561
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	1,336
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	617
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	635
1,600,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (a)	1,599
2,770,000	Kraft Heinz Foods Co. 144A, 1.60%, 6/30/17 (a)	2,775
2,380,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (a)	2,388
1,385,000	Kroger Co., 2.20%, 1/15/17	1,401
1,030,000	L-3 Communications Corp., 1.50%, 5/28/17	1,022
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16	3,230
1,425,000	Liberty Property LP, 6.63%, 10/01/17	1,567
1,440,000	Macquarie Bank Ltd. 144A, 0.93%, 10/27/17 (a)	1,439
2,570,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (a)	2,558
2,950,000	Macquarie Group Ltd. 144A, 1.30%, 1/31/17 (a)	2,966
1,200,000	Madison Park Funding Ltd. 144A, 3.18%, 7/21/27 (a)	1,200
1,970,000	Manufacturers & Traders Trust Co., 1.25%, 1/30/17	1,968
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,159
2,700,000	Martin Marietta Materials Inc., 1.38%, 6/30/17	2,692
280,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	305
2,000,000	Metropolitan Life Global Funding I 144A, 0.66%, 4/10/17 (a)	2,004
1,300,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	1,298

Principal or Shares	Security Description	Value (000)

700,000	Mizuho Bank Ltd. 144A, 0.73%, 9/25/17 (a)	$698
1,380,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)	1,375
1,080,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (a)	1,081
2,280,000	Mobile Mini Inc., 7.88%, 12/01/20	2,383
2,195,000	Morgan Stanley, 1.03%, 7/23/19	2,182
4,000,000	Morgan Stanley, 1.44%, 1/27/20	4,042
3,000,000	Morgan Stanley, 5.45%, 1/09/17	3,168
1,510,000	Morgan Stanley, 6.63%, 4/01/18	1,692
830,000	Murphy Oil Corp., 2.50%, 12/01/17	825
810,000	Mylan Inc./PA, 1.35%, 11/29/16	805
5,830,000	Mylan Inc./PA, 1.80%, 6/24/16	5,854
3,750,000	Nabors Industries Inc., 2.35%, 9/15/16	3,745
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,513
4,700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	4,726
1,040,000	NextEra Energy Capital Holdings Inc., 1.59%, 6/01/17	1,043
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	1,252
2,650,000	Nomura Holdings Inc., 1.74%, 9/13/16	2,668
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15 EUR (c)	1,869
540,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (a)	535
2,900,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (a)	2,916
1,500,000	Perrigo Co. PLC, 1.30%, 11/08/16	1,492
1,500,000	Prudential Financial Inc., 1.05%, 8/15/18	1,507
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (c)(d)	1,162
5,680,000	QUALCOMM Inc., 1.40%, 5/18/18	5,616
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	2,025
540,000	Reynolds American Inc., 1.05%, 10/30/15	540
1,860,000	Reynolds American Inc., 2.30%, 6/12/18	1,878
3,210,000	RJS Power Holdings LLC 144A, 4.63%, 7/15/19 (a)	3,130
1,450,000	Rogers Communications Inc., 1.60%, 3/13/17 CAD (c)	1,108
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,965
1,050,000	SABMiller Holdings Inc. 144A, 0.99%, 8/01/18 (a)	1,050
1,440,000	SABMiller Holdings Inc. 144A, 2.45%, 1/15/17 (a)	1,465
1,700,000	Santander Bank NA, 2.00%, 1/12/18	1,700
830,000	SBA Communications Corp., 5.63%, 10/01/19	873
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,964
2,665,000	Shaw Communications Inc., 1.44%, 2/01/16 CAD (c)	2,037
4,520,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (a)	4,500
1,400,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	1,401
4,300,000	Southern California Edison Co., 1.85%, 2/01/22	4,304
6,050,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	6,146
3,510,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (a)	3,509
850,000	Sumitomo Mitsui Banking Corp., 0.96%, 7/19/16	852

9	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,000,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	$2,001
3,330,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	3,505
750,000	Synchrony Financial, 1.53%, 2/03/20	741
840,000	Synchrony Financial, 1.88%, 8/15/17	840
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,054
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	1,805
1,695,000	Tenet Healthcare Corp., 6.25%, 11/01/18	1,856
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	948
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	699
1,690,000	Thomson Reuters Corp., 1.65%, 9/29/17	1,694
1,670,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	1,689
1,500,000	Total Capital International SA, 0.85%, 8/10/18	1,506
2,550,000	Toyota Motor Credit Corp., 1.55%, 7/13/18	2,552
1,040,000	TransAlta Corp., 1.90%, 6/03/17	1,030
670,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	668
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	900
3,100,000	UBS AG/Stamford CT, 1.80%, 3/26/18	3,101
1,090,000	UnitedHealth Group Inc., 1.45%, 7/17/17	1,093
1,260,000	UnitedHealth Group Inc., 1.90%, 7/16/18	1,266
650,000	Ventas Realty LP, 1.25%, 4/17/17	648
2,590,000	Verizon Communications Inc., 1.05%, 6/17/19	2,590
1,640,000	Verizon Communications Inc., 1.35%, 6/09/17	1,639
1,830,000	Verizon Communications Inc., 2.04%, 9/14/18	1,888
1,400,000	Volkswagen Group of America Finance LLC 144A, 1.60%, 11/20/17 (a)	1,402
25,400,000	Volvo Treasury AB, 0.96%, 6/03/16 SEK (c)	2,963
1,200,000	Walgreens Boots Alliance Inc., 0.73%, 5/18/16	1,200
680,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	682
1,500,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	1,479
580,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	581
700,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	701
3,530,000	Western Union Co., 1.28%, 8/21/15	3,531
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,616
2,140,000	WPX Energy Inc., 5.25%, 1/15/17	2,183
1,810,000	Zimmer Holdings Inc., 2.00%, 4/01/18	1,810
560,000	Zimmer Holdings Inc., 2.70%, 4/01/20	559
Total Corporate Bond (Cost - $442,071)		437,819
FDIC Guaranteed (1%)
503,850	FDIC Structured Sale Guaranteed Notes 144A, 0.73%, 2/25/48 (a)	504
5,218,888	FDIC Structured Sale Guaranteed Notes 144A, 0.91%, 12/04/20 (a)	5,239
1,072,465	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,102
1,416,804	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,428
Total FDIC Guaranteed (Cost - $8,208)		8,273
Foreign Government (1%)
4,900,000	Bank of England Euro Note 144A, 1.25%, 3/16/18 (a)	4,927
3,610,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (a)	3,616
Total Foreign Government (Cost - $8,503)		8,543

Principal or Shares	Security Description	Value (000)
Mortgage Backed (7%)
3,246,326	Adjustable Rate Mortgage Trust, 3.80%, 3/25/37	$2,570
811,982	Bank of America Mortgage 2002-K Trust, 2.71%, 10/20/32	823
5,500,000	BLCP Hotel Trust 2014-CLRN 144A, 1.14%, 8/15/29 (a)	5,502
2,200,000	CIFC Funding 2015-II Ltd. 144A, 3.28%, 4/15/27 (a)	2,193
2,704,383	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	2,551
2,381,368	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	2,377
1,279,106	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	1,272
5,189,448	Fannie Mae Connecticut Avenue Securities, 1.39%, 7/25/24	5,180
2,714,351	Fannie Mae Connecticut Avenue Securities, 1.79%, 1/25/24	2,726
1,515,077	Fannie Mae Connecticut Avenue Securities, 2.19%, 10/25/23	1,533
1,553,894	FN 708229 ARM, 2.06%, 4/01/33	1,645
375,428	FN 743821 ARM, 2.02%, 11/01/33	398
459,090	FN 755867 ARM, 2.29%, 12/01/33	489
532,381	FN 790762 ARM, 1.92%, 9/01/34	562
618,899	FN 790764 ARM, 1.93%, 9/01/34	654
608,657	FN 794792 ARM, 1.99%, 10/01/34	644
860,740	FN 794797 ARM, 1.81%, 10/01/34	910
1,836,941	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.29%, 5/25/25	1,830
2,086,313	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.64%, 11/25/23	2,094
1,325,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.14%, 5/25/25	1,355
375,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.39%, 10/25/27	441
1,050,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.94%, 3/25/25	1,241
3,803,895	Hilton USA Trust 2013-HLF 144A, 1.19%, 11/05/30 (a)	3,803
594,016	HomeBanc Mortgage Trust, 1.05%, 8/25/29	563
277,156	Indymac Index Mortgage Loan Trust, 2.65%, 10/25/34	272
3,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.44%, 1/15/32 (a)	3,200
1,198,494	JP Morgan Mortgage Trust 144A, 2.50%, 3/25/43 (a)	1,197
1,083,437	MLCC Mortgage Investors Inc., 2.12%, 2/25/36	1,072
657,589	MLCC Mortgage Investors Inc., 2.17%, 12/25/34	660
147,351	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.07%, 7/25/34	147
2,781,423	Residential Asset Securitization Trust, 6.00%, 8/25/36	2,325
399,144	Sequoia Mortgage Trust, 0.99%, 10/20/27	391
1,697,401	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,648
1,769,628	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,721
761,580	Sequoia Mortgage Trust, 2.87%, 1/25/42	766

Principal or Shares	Security Description	Value (000)

874,240	Sequoia Mortgage Trust, 3.50%, 4/25/42	$885
2,393,905	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	2,397
706,562	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	710
1,223,955	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	1,230
1,563,453	Structured Adjustable Rate Mortgage Loan Trust, 2.49%, 8/25/34	1,533
389,671	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	325
Total Mortgage Backed (Cost - $64,342)		63,835
Municipal (0%)
1,420,000	California Earthquake Authority, 1.82%, 7/01/17
	(Cost - $1,420)	1,429
NCUA Guaranteed (0%)
97,461	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20
	(Cost - $97)	98
U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18
	(Cost - $400)	398
U.S. Treasury (26%)
1,490,000	U.S. Treasury Note, 0.50%, 6/30/16 (e)(f)	1,493
30,000,000	U.S. Treasury Note, 0.50%, 1/31/17	29,995
13,470,000	U.S. Treasury Note, 0.63%, 5/31/17	13,466
45,040,000	U.S. Treasury Note, 0.63%, 7/31/17	45,005
30,745,000	U.S. Treasury Note, 0.88%, 7/15/17	30,865
19,125,000	U.S. Treasury Note, 0.88%, 11/15/17	19,173
34,000,000	U.S. Treasury Note, 1.00%, 9/15/17	34,199
52,100,000	U.S. Treasury Note, 1.00%, 2/15/18	52,287
2,570,000	U.S. Treasury Note, 1.13%, 6/15/18	2,582
Total U.S. Treasury (Cost - $228,778)		229,065
Purchased Put Options (0%)
990	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16	56
814	Eurodollar 1-Year Mid-Curve Option, 97.875, 12/11/15	25
Total Purchased Put Options (Cost - $326)		81
Exchange Traded Fund (0%)
24,090	iShares iBoxx $ High Yield Corporate Bond ETF
	(Cost - $2,118)	2,119
Investment Company (1%)
7,127,624	Payden Cash Reserves Money Market Fund *
	(Cost - $7,128)	7,128
Total (Cost - $885,211) (100%)		880,283
Other Assets, net of Liabilities (0%)		2,737
Net Assets (100%)		$883,020

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/10/2015	Canadian Dollar (Sell 8,996)	Royal Bank of Canada	$226
8/10/2015	Euro (Sell 6,869)	Citibank, N.A.	50
8/10/2015	Swedish Krona (Sell 25,611)	BNP PARIBAS	60

			$336

Liabilities:
8/10/2015	British Pound (Sell 3,329)	HSBC Bank USA, N.A.	$(5)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
1,259	90-Day Eurodollar Future	Dec-15	$313,098	$221
1,259	90-Day Eurodollar Future	Dec-16	(310,690)	(257)
247	U.S. Dollar 5 Year Prime Future	Sep-15	(25,298)	(153)
50	U.S. Treasury 2 Year Note Future	Oct-15	10,953	24
75	U.S. Treasury 5 Year Note Future	Oct-15	8,988	49

				$(116)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Counterparty	Expiration Date	Notional Principal (000s)		Value (000s)
CDX.NA.IG.24	(1.00)%	Chicago Mercantile	Jun-20	USD	42,500	$(627)

11	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (5%)
463,793	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/29/45 (a)	$465
2,551,456	FDIC Structured Sale Guaranteed Notes 144A, 0.91%, 12/04/20 (a)	2,561
1,519,326	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,561
1,503,045	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,515
Total FDIC Guaranteed (Cost - $6,054)		6,102
Mortgage Backed (75%)
618,831	FH 1B8336 ARM, 3.08%, 6/01/41	660
410,881	FH 1B8378 ARM, 3.16%, 7/01/41	435
1,765,191	FH 1Q0740 ARM, 2.24%, 3/01/39	1,875
1,086,821	FH 1Q1363 ARM, 2.34%, 2/01/36	1,156
1,263,547	FH 2B0709 ARM, 2.08%, 8/01/42	1,302
1,276,332	FH 2B0721 ARM, 2.24%, 9/01/42	1,325
1,228,912	FH 2B0972 ARM, 2.03%, 11/01/42	1,275
3,310,538	FH 2B1143 ARM, 2.19%, 2/01/43	3,397
1,107,411	FH 2B1286 ARM, 2.09%, 4/01/43	1,146
1,163,749	FH 2B1317 ARM, 1.99%, 4/01/43	1,200
540,299	FH 849012 ARM, 1.98%, 3/01/43	558
774,467	FH 849486 ARM, 2.62%, 8/01/41	821
1,262,570	FH 849506 ARM, 2.96%, 11/01/44	1,309
2,066,012	FH 849707 ARM, 2.43%, 2/01/43	2,135
2,505,000	FHLMC Multifamily Structured Pass Through Certificates, 1.72%, 1/25/19	2,518
2,394,432	FHLMC Multifamily Structured Pass Through Certificates, 3.15%, 2/25/18	2,501
566,603	FHR 3997 PJ, 3.00%, 1/15/40	582
684,826	FHR 4030 CG, 2.50%, 4/15/27	708
696,195	FHR 4073 BE, 2.00%, 5/15/39	694
484,607	FN 555936 ARM, 2.15%, 9/01/33	515
1,279,037	FN 784365 ARM, 1.93%, 5/01/34	1,346
620,248	FN 795816 ARM, 1.98%, 7/01/34	652
104,685	FN 838958 ARM, 2.19%, 8/01/35	111
106,426	FN 849088 ARM, 2.11%, 11/01/35	112
128,346	FN 866093 ARM, 2.38%, 3/01/36	139
2,171,407	FN 870542 ARM, 2.14%, 3/01/36	2,315
1,177,379	FN 890434 15YR, 3.00%, 7/01/27	1,226
1,946,992	FN AB7995 10YR, 2.50%, 2/01/23	2,006
608,807	FN AC0045 ARM, 1.90%, 10/01/38	644
1,341,965	FN AE0193 ARM, 2.34%, 7/01/40	1,437
1,547,733	FN AE0289 ARM, 2.43%, 5/01/40	1,656
956,428	FN AI4019 ARM, 3.45%, 7/01/41	1,012
1,152,128	FN AJ4109 ARM, 2.29%, 12/01/41	1,213
775,298	FN AJ8354 ARM, 2.53%, 1/01/42	817
595,440	FN AJ8557 ARM, 2.51%, 1/01/42	627
829,748	FN AK0013 ARM, 2.39%, 1/01/42	866
495,884	FN AK2233 ARM, 2.45%, 5/01/42	517
1,065,817	FN AL0407 30YR, 6.50%, 4/01/39	1,246
472,156	FN AL0502 ARM, 2.98%, 6/01/41	502
872,645	FN AL1193 30YR, 4.00%, 11/01/41	932
1,981,007	FN AL1869 15YR, 3.00%, 6/01/27	2,062
2,624,985	FN AL2095 15YR, 3.00%, 6/01/27	2,732
847,471	FN AL2187 ARM, 2.93%, 3/01/42	903
1,931,994	FN AL2221 15YR, 3.00%, 7/01/27	2,010
1,661,989	FN AL5596 ARM, 2.54%, 2/01/44	1,721
2,055,809	FN AL5790 ARM, 2.56%, 10/01/44	2,127
2,085,665	FN AL5967 ARM, 2.56%, 11/01/44	2,158

Principal or Shares	Security Description	Value (000)

1,127,529	FN AO2280 ARM, 2.12%, 10/01/42	$1,166
1,395,787	FN AO7975 15YR, 3.00%, 6/01/27	1,453
790,210	FN AP0619 ARM, 2.21%, 7/01/42	816
1,124,003	FN AP4080 ARM, 2.27%, 9/01/42	1,165
1,639,037	FN AP4746 15YR, 3.00%, 8/01/27	1,706
559,274	FN AP7869 ARM, 2.23%, 8/01/42	579
1,291,295	FN AQ4765 10YR, 2.50%, 11/01/22	1,330
1,053,040	FN AU6974 ARM, 2.74%, 11/01/43	1,104
2,121,588	FN AU8673 ARM, 2.71%, 2/01/44	2,212
1,891,460	FN AY4068 ARM, 2.35%, 4/01/44	1,947
2,000,000	FN-Aces, 2.03%, 3/25/19	2,038
5,280,000	FN-Aces, 2.32%, 11/25/18	5,413
420,029	FNR 2002-10-FA, 0.94%, 2/25/32	430
1,162,137	FNR 2011-127 UC, 2.50%, 6/25/39	1,178
587,075	FNW 2002-W6-2A, 6.83%, 6/25/42	681
528,545	G2 3515 30YR, 5.50%, 2/20/34	599
2,564,800	G2 5301 15YR, 3.50%, 2/20/27	2,713
1,249,403	G2 778200 20YR, 4.00%, 2/20/32	1,343
785,613	G2 778203 20YR, 4.75%, 2/20/32	868
724,967	G2 82457 ARM, 1.75%, 1/20/40	753
1,596,274	GN 728153 Other, 5.50%, 10/15/29	1,808
928,198	GN 737791 30YR, 4.50%, 12/15/40	1,017
733,570	GNR 2008-32 PA, 4.00%, 8/16/37	781
738,040	GNR 2009-26 BA, 4.00%, 1/16/38	783
18,102,991	GNR 2014-79 ST, 1.13%, 7/20/29	589
2,164,583	United States Small Business Administration, 2.88%, 9/10/21	2,245
Total Mortgage Backed (Cost - $95,439)		95,918
NCUA Guaranteed (5%)
1,241,150	NCUA Guaranteed Notes Trust 2010-A1, 0.54%, 12/07/20	1,241
967,985	NCUA Guaranteed Notes Trust 2010-R1, 0.64%, 10/07/20	973
107,690	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20	108
1,255,580	NCUA Guaranteed Notes Trust 2011-R2, 0.59%, 2/06/20	1,260
1,576,037	NCUA Guaranteed Notes Trust 2011-R4, 0.57%, 3/06/20	1,579
434,839	NCUA Guaranteed Notes Trust 2011-R5, 0.57%, 4/06/20	435
69,507	NCUA Guaranteed Notes Trust 2011-R6, 0.57%, 5/07/20	70
Total NCUA Guaranteed (Cost - $5,661)		5,666
U.S. Treasury (7%)
3,178,452	U.S. Treasury Inflation Indexed Bonds, 0.13%, 4/15/20	3,179
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,022
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,011
2,000,000	U.S. Treasury Note, 1.63%, 6/30/19	2,025
Total U.S. Treasury (Cost - $9,198)		9,237

Principal or Shares	Security Description	Value (000)

Purchased Put Options (0%)
185	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16
	(Cost - $ 26)	$10
Investment Company (7%)
9,462,104	Payden Cash Reserves Money Market Fund *
	(Cost - $ 9,462)	9,462
Total (Cost - $ 125,840) (99%)		126,395
Other Assets, net of Liabilities (1%)		904
Net Assets (100%)		$127,299

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
125	90-Day Eurodollar Future	Dec-15	$31,086	$27
125	90-Day Eurodollar Future	Dec-16	(30,847)	(29)

				$(2)

13	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
1,259,626	FDIC Structured Sale Guaranteed Notes 144A, 0.73%, 2/25/48 (a)	$1,260
1,252,242	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/29/45 (a)	1,256
4,305,583	FDIC Structured Sale Guaranteed Notes 144A, 0.91%, 12/04/20 (a)	4,321
Total FDIC Guaranteed (Cost - $6,825)		6,837
Mortgage Backed (143%)
1,620,960	FH 1J1279 ARM, 2.12%, 4/01/36	1,720
2,942,637	FH 1Q0062 ARM, 1.95%, 11/01/35	3,100
1,103,513	FH 2B1143 ARM, 2.19%, 2/01/43	1,132
1,171,196	FH 847228 ARM, 2.56%, 1/01/34	1,257
305,688	FHLMC Multifamily Structured Pass Through Certificates, 0.53%, 4/25/19	305
1,331,558	FN 832100 ARM, 2.38%, 7/01/35	1,416
1,847,618	FN AK0419 ARM, 2.46%, 12/01/27	1,968
3,568,756	FN AL0891 ARM, 3.46%, 9/01/41	3,770
3,725,350	FN AL2493 ARM, 2.41%, 10/01/42	3,851
3,975,694	FN-Aces, 0.41%, 6/25/18	3,978
16,578	FNR 1998-12 A, 3.84%, 2/25/18	17
38,000,000	G2, 3.00%, 30YR TBA (b)	38,650
72,300,000	G2, 3.50%, 30YR TBA (b)	75,514
17,450,000	G2, 4.00%, 30YR TBA (b)	18,531
3,620,000	G2, 4.50%, 30YR TBA (b)	3,901
104,729	G2 3133 30YR, 6.50%, 9/20/31	123
1,243,271	G2 3415 30YR, 5.50%, 7/20/33	1,408
872,901	G2 3515 30YR, 5.50%, 2/20/34	989
1,203,289	G2 3584 30YR, 6.00%, 7/20/34	1,367
1,006,999	G2 3599 30YR, 6.50%, 8/20/34	1,217
951,902	G2 3711 30YR, 5.50%, 5/20/35	1,080
1,263,616	G2 3747 30YR, 5.00%, 8/20/35	1,403
779,109	G2 3772 30YR, 5.00%, 10/20/35	867
1,487,068	G2 3785 30YR, 5.00%, 11/20/35	1,654
2,532,685	G2 3819 30YR, 5.50%, 2/20/36	2,873
335,113	G2 3891 30YR, 6.50%, 8/20/36	384
1,916,938	G2 4802 30YR, 5.00%, 9/20/40	2,130
1,124,288	G2 4945 30YR, 4.00%, 2/20/41	1,207
1,104,720	G2 4978 30YR, 4.50%, 3/20/41	1,205
3,129,118	G2 5083 30YR, 5.00%, 6/20/41	3,472
1,423,377	G2 713314 30YR, 6.00%, 3/20/39	1,598
431,957	G2 728869 30YR, 4.13%, 4/20/40	461
616,663	G2 728870 30YR, 4.63%, 4/20/40	670
202,860	G2 736498 30YR, 4.13%, 4/20/40	217
296,093	G2 736499 30YR, 4.63%, 4/20/40	321
315,448	G2 742040 30YR, 4.13%, 5/20/40	337
190,300	G2 742041 30YR, 4.63%, 6/20/40	206
4,104,504	G2 757211 30YR, 4.50%, 12/20/40	4,474
841,156	G2 770239 30YR, 4.00%, 2/20/42	903
481,094	G2 80013 ARM, 2.00%, 11/20/26	500
412,350	G2 80029 ARM, 1.75%, 1/20/27	428
882,168	G2 80044 ARM, 1.75%, 2/20/27	916
1,216,213	G2 80052 ARM, 1.75%, 3/20/27	1,263
152,019	G2 8006 ARM, 1.63%, 7/20/22	158
2,350,041	G2 80074 ARM, 1.63%, 5/20/27	2,446
119,391	G2 80311 ARM, 1.63%, 8/20/29	124
2,589,445	G2 80319 ARM, 1.63%, 9/20/29	2,696
642,305	G2 8041 ARM, 1.63%, 8/20/22	668
173,965	G2 80424 ARM, 1.63%, 7/20/30	181

Principal or Shares	Security Description	Value (000)

325,343	G2 80428 ARM, 2.00%, 7/20/30	$339
786,345	G2 80541 ARM, 1.63%, 9/20/31	819
591,129	G2 80569 ARM, 1.75%, 1/20/32	614
351,995	G2 80570 ARM, 1.75%, 1/20/32	363
140,854	G2 80579 ARM, 1.75%, 2/20/32	146
1,847,179	G2 80637 ARM, 1.63%, 9/20/32	1,922
5,907,746	G2 80749 ARM, 1.63%, 10/20/33	6,142
4,148,039	G2 80795 ARM, 1.63%, 12/20/33	4,315
1,762,879	G2 80826 ARM, 1.75%, 2/20/34	1,825
2,565,813	G2 80835 ARM, 1.75%, 2/20/34	2,656
487,612	G2 80837 ARM, 1.75%, 2/20/34	505
474,288	G2 81018 ARM, 1.63%, 8/20/34	494
22,666	G2 81044 ARM, 1.63%, 8/20/34	23
94,671	G2 8121 ARM, 1.75%, 1/20/23	98
1,819,251	G2 81214 ARM, 1.75%, 1/20/35	1,884
669,906	G2 81220 ARM, 1.75%, 1/20/35	694
634,414	G2 81278 ARM, 1.75%, 3/20/35	657
2,427,495	G2 81282 ARM, 1.75%, 3/20/35	2,514
444,197	G2 81938 ARM, 1.63%, 7/20/37	466
4,752,957	G2 82074 ARM, 1.63%, 5/20/38	4,939
2,812,473	G2 82107 ARM, 1.63%, 7/20/38	2,929
295,775	G2 82151 ARM, 1.63%, 9/20/38	305
131,973	G2 8228 ARM, 1.63%, 7/20/23	137
4,578,741	G2 82457 ARM, 1.75%, 1/20/40	4,755
2,526,516	G2 82463 ARM, 2.75%, 1/20/40	2,630
1,050,031	G2 83031 ARM, 2.50%, 1/20/42	1,082
1,110,219	G2 83048 ARM, 3.00%, 2/20/42	1,154
322,127	G2 8358 ARM, 1.75%, 1/20/24	335
251,724	G2 8359 ARM, 1.75%, 1/20/24	261
237,543	G2 8371 ARM, 1.75%, 2/20/24	247
123,168	G2 8373 ARM, 1.75%, 2/20/24	128
1,145,201	G2 8547 ARM, 2.00%, 11/20/24	1,185
97,802	G2 8580 ARM, 2.00%, 1/20/25	101
148,634	G2 8595 ARM, 2.00%, 2/20/25	153
69,160	G2 8855 ARM, 2.00%, 10/20/21	71
460,221	G2 8968 ARM, 1.63%, 9/20/26	479
1,571,371	G2 8991 ARM, 1.63%, 10/20/26	1,632
4,802,547	G2 MA1012 30YR, 3.50%, 5/20/43	5,035
6,647,641	G2 MA1089 30YR, 3.00%, 6/20/43	6,805
5,744,904	G2 MA1520 30YR, 3.00%, 12/20/43	5,881
8,052,063	G2 MA2372 30YR, 4.00%, 11/20/44	8,553
10,000,000	GN, 4.00%, 30YR TBA (b)	10,648
981,689	GN 366983 30YR, 4.00%, 6/15/41	1,048
7,872,433	GN 367090 30YR, 4.50%, 7/15/41	8,704
8,981,896	GN 367092 30YR, 4.50%, 7/15/41	9,854
3,090,872	GN 455989 15YR, 5.00%, 7/15/26	3,450
111,854	GN 524825 30YR, 5.47%, 10/15/29	126
87,083	GN 524869 30YR, 5.47%, 1/15/30	98
201,415	GN 524925 30YR, 5.47%, 2/15/30	226
95,083	GN 524968 30YR, 5.47%, 3/15/30	107
154,015	GN 524996 30YR, 5.47%, 5/15/30	173
146,184	GN 525015 30YR, 5.47%, 6/15/30	164
106,614	GN 525033 30YR, 5.47%, 7/15/30	120
45,854	GN 546392 30YR, 5.47%, 2/15/31	51
460,331	GN 558954 20YR, 5.25%, 5/15/29	518
1,173,487	GN 558956 30YR, 4.50%, 6/15/29	1,284
127,457	GN 596009 30YR, 5.75%, 7/15/32	144
83,763	GN 596023 30YR, 5.75%, 7/15/32	94
54,732	GN 596035 30YR, 5.75%, 8/15/32	62
262,162	GN 596054 30YR, 5.75%, 8/15/32	297

Principal or Shares	Security Description	Value (000)

150,154	GN 596071 30YR, 5.75%, 8/15/32	$169
157,766	GN 596072 30YR, 5.75%, 7/15/32	178
275,496	GN 596090 30YR, 5.75%, 8/15/32	313
319,497	GN 596135 30YR, 5.75%, 8/15/32	362
139,770	GN 596166 30YR, 5.75%, 8/15/32	158
220,604	GN 596178 30YR, 5.75%, 9/15/32	250
103,815	GN 596197 30YR, 5.75%, 8/15/32	117
161,332	GN 596225 30YR, 5.75%, 9/15/32	182
31,677	GN 596231 30YR, 5.75%, 9/15/32	36
183,873	GN 596237 30YR, 5.75%, 9/15/32	207
42,293	GN 596312 30YR, 5.75%, 9/15/32	48
63,582	GN 596313 30YR, 5.75%, 9/15/32	72
143,384	GN 596396 30YR, 5.75%, 9/15/32	162
193,484	GN 601699 30YR, 5.70%, 12/15/32	218
448,255	GN 601738 30YR, 5.25%, 1/15/33	499
317,051	GN 601772 30YR, 5.25%, 1/15/33	354
173,872	GN 601774 30YR, 5.25%, 1/15/33	194
163,422	GN 601775 30YR, 5.70%, 1/15/33	184
185,769	GN 601786 30YR, 5.25%, 2/15/33	207
230,157	GN 601791 30YR, 5.25%, 2/15/33	257
122,057	GN 601810 30YR, 5.25%, 2/15/33	136
193,916	GN 601845 30YR, 5.25%, 2/15/33	216
203,825	GN 601858 30YR, 5.70%, 2/15/33	230
1,060,581	GN 601872 30YR, 5.25%, 3/15/33	1,200
308,384	GN 601937 30YR, 5.25%, 3/15/33	346
107,388	GN 602002 30YR, 5.25%, 3/15/33	120
94,577	GN 602043 30YR, 5.25%, 4/15/33	106
621,886	GN 605099 30YR, 5.50%, 3/15/34	716
152,617	GN 613272 30YR, 5.25%, 5/15/33	170
95,262	GN 613354 30YR, 5.45%, 7/15/33	107
111,853	GN 613355 30YR, 5.70%, 4/15/33	126
62,220	GN 613379 30YR, 5.45%, 7/15/33	70
1,624,228	GN 616826 30YR, 5.50%, 1/15/35	1,853
1,434,147	GN 629903 35YR, 5.80%, 6/15/42	1,463
2,005,867	GN 673234 30YR, 6.00%, 11/15/38	2,284
642,702	GN 677318 30YR, 6.00%, 9/15/38	737
2,871,937	GN 704439 30YR, 4.50%, 3/15/39	3,141
3,557,085	GN 710868 30YR, 5.50%, 9/15/39	4,051
964,753	GN 728153 20YR, 5.50%, 10/15/29	1,093
564,583	GN 728159 20YR, 5.25%, 11/15/29	633
6,056,468	GN 734089 30YR, 4.00%, 12/15/40	6,477
1,260,647	GN 743362 30YR, 4.75%, 6/15/40	1,395
108,567	GN 743363 30YR, 4.25%, 5/15/40	117
183,958	GN 743502 30YR, 4.25%, 6/15/40	198
508,532	GN 743503 30YR, 4.75%, 6/15/40	561
268,649	GN 743611 30YR, 4.75%, 6/15/40	294
6,872,065	GN 745187 30YR, 4.50%, 7/15/40	7,524
131,911	GN 747368 30YR, 4.75%, 7/15/40	145
273,535	GN 747491 30YR, 4.75%, 7/15/40	300
65,681	GN 747740 30YR, 4.25%, 9/15/40	71
287,885	GN 747741 30YR, 4.75%, 9/15/40	316
1,088,353	GN 761040 30YR, 4.25%, 3/15/41	1,174
682,238	GN 762726 30YR, 4.25%, 3/15/41	736
875,143	GN 763012 30YR, 4.25%, 4/15/41	944
906,643	GN 763216 30YR, 4.25%, 4/15/41	975
126,770	GN 768721 30YR, 4.25%, 4/15/41	136
63,537	GN 768886 30YR, 4.25%, 6/15/41	68
537,133	GN 781636 30YR, 5.50%, 7/15/33	618
688,757	GN 781810 30YR, 5.50%, 10/15/34	792
1,695,517	GN 782835 30YR, 6.00%, 12/15/39	1,931

Principal or Shares	Security Description	Value (000)

1,846,042	GN 782858 30YR, 6.00%, 11/15/39	$2,102
419,957	GNR 1999-18 FA, 0.49%, 5/16/29	421
125,608	GNR 1999-40 FE, 0.74%, 11/16/29	126
355,394	GNR 1999-40 FK, 0.74%, 11/16/29	357
117,918	GNR 1999-45 FC, 0.59%, 12/16/29	118
141,502	GNR 1999-45 FH, 0.64%, 12/16/29	142
159,869	GNR 2000-22 FG, 0.39%, 5/16/30	160
400,053	GNR 2000-9 FG, 0.79%, 2/16/30	403
440,233	GNR 2000-9 FH, 0.69%, 2/16/30	443
344,252	GNR 2001-19 F, 0.69%, 5/16/31	346
40,451	GNR 2001-21 FN, 0.39%, 8/16/22	41
1,529,344	GNR 2001-22 FG, 0.54%, 5/16/31	1,536
692,075	GNR 2001-31 FA, 0.44%, 6/16/31	695
606,792	GNR 2001-35 FA, 0.44%, 8/16/31	608
1,918,584	GNR 2001-47 FA, 0.59%, 9/16/31	1,928
669,130	GNR 2001-59 FA, 0.59%, 11/16/24	673
14,438	GNR 2001-64 F, 0.54%, 11/20/31	14
332,295	GNR 2001-65 FV, 0.59%, 2/20/29	334
414,491	GNR 2002-11 FJ, 0.69%, 2/20/32	417
387,931	GNR 2002-13 FA, 0.69%, 2/16/32	390
1,139,786	GNR 2002-48 FG, 0.49%, 12/16/30	1,143
584,287	GNR 2002-48 FT, 0.39%, 12/16/26	586
1,040,408	GNR 2002-5 FP, 0.74%, 1/16/32	1,048
713,282	GNR 2002-72 FA, 0.59%, 10/20/32	716
328,110	GNR 2002-72 FB, 0.59%, 10/20/32	329
733,551	GNR 2002-72 FE, 0.59%, 10/20/32	737
923,742	GNR 2002-76 F, 0.39%, 1/16/31	926
203,730	GNR 2002-76 FY, 0.49%, 12/16/26	204
39,424	GNR 2002-79 FB, 0.44%, 11/16/32	39
1,279,296	GNR 2003-71 FC, 0.69%, 7/20/33	1,292
2,039,386	GNR 2003-94 FB, 0.49%, 12/16/30	2,045
3,119,029	GNR 2004-56 F, 0.59%, 6/20/33	3,133
1,675,633	GNR 2004-59 FH, 0.44%, 8/16/34	1,678
427,203	GNR 2004-73 JM, 0.00%, 9/16/34	415
509,177	GNR 2006-47 FA, 0.39%, 8/16/36	510
2,908,162	GNR 2006-60 FK, 0.39%, 11/20/36	2,905
455,330	GNR 2006-64 PO, 0.00%, 4/16/34	449
2,953,445	GNR 2007-54 FC, 0.45%, 9/20/37	2,962
1,016,256	GNR 2007-76 FB, 0.69%, 11/20/37	1,026
2,787,594	GNR 2008-15 CF, 0.70%, 2/20/38	2,816
643,712	GNR 2008-2 FH, 0.64%, 1/20/38	649
3,608,633	GNR 2008-67 UF, 0.64%, 6/20/38	3,644
1,516,348	GNR 2009-87 FB, 0.84%, 9/20/39	1,537
17,915,783	GNR 2014-69 IB, 1.12%, 6/20/36	850
42,037,239	GNR 2014-79 ST, 1.13%, 7/20/29	1,368
18,214,473	GNR 2014-99 ID, 1.22%, 11/20/36	844
Total Mortgage Backed (Cost - $397,190)		404,339
NCUA Guaranteed (3%)
3,342,326	NCUA Guaranteed Notes Trust 2010-R2, 0.56%, 11/06/17	3,349
1,457,767	NCUA Guaranteed Notes Trust 2011-R3, 0.59%, 3/11/20	1,462
3,382,475	NCUA Guaranteed Notes Trust 2011-R4, 0.57%, 3/06/20	3,389
938,382	NCUA Guaranteed Notes Trust 2011-R5, 0.57%, 4/06/20	939
Total NCUA Guaranteed (Cost - $9,141)		9,139

15	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Purchased Put Options (0%)
200	Eurodollar 1-Year Mid-Curve Option, 97.875, 3/11/16	$27
200	Eurodollar 1-Year Mid-Curve Option, 98, 12/11/15	9
Total Purchased Put Options (Cost - $121)		36
Investment Company (3%)
8,173,837	Payden Cash Reserves Money Market Fund *
	(Cost - $8,174)	8,174
Total (Cost - $421,451) (151%)		428,525
Liabilities in excess of Other Assets (-51%)		(145,548)
Net Assets (100%)		$282,977

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
275	90-Day Eurodollar Future	Dec-15	$68,389	$66
275	90-Day Eurodollar Future	Dec-16	(67,863)	(70)
100	U.S. Treasury 10 Year Note Future	Sep-15	(12,744)	3
225	U.S. Treasury 2 Year Note Future	Oct-15	(49,289)	(82)

				$(83)

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (7%)
6,020,000	Babson CLO Ltd. 144A, 1.39%, 4/20/25 (a)	$5,936
102,215	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.85%, 11/25/32	98
1,794,282	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (a)	1,789
1,436,115	Colony American Homes 2014-2 144A, 1.14%, 7/17/31 (a)	1,421
1,880,000	Colony American Homes 2015-1 144A, 1.39%, 7/17/32 (a)	1,874
6,665,000	Dryden XXII Senior Loan Fund 144A, 1.37%, 8/15/25 (a)	6,568
1,517,536	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)	1,516
1,810,000	Invitation Homes 2014-SFR1 Trust 144A, 1.19%, 6/17/31 (a)	1,797
1,980,000	Invitation Homes 2014-SFR2 Trust 144A, 1.29%, 9/17/31 (a)	1,973
2,100,000	Invitation Homes 2014-SFR3 Trust 144A, 1.39%, 12/17/31 (a)	2,097
3,160,720	Invitation Homes 2015-SFR3 Trust 144A, 1.49%, 8/17/32 (a)	3,163
2,460,859	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	2,701
731,437	Nelnet Student Loan Trust 2014-2A 144A, 0.47%, 6/25/21 (a)	728
2,000,000	SLM Student Loan Trust, 0.57%, 7/26/21	1,982
6,395,000	Tyron Park CLO Ltd. 144A, 1.41%, 7/15/25 (a)	6,318
1,378,502	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	1,377
1,947,633	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	1,949
832,418	Volvo Financial Equipment LLC Series 2014-1 144A, 0.54%, 11/15/16 (a)	832
Total Asset Backed (Cost - $44,171)		44,119
Corporate Bond (47%)
1,000,000	1011778 BC ULC / New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	1,002
3,000,000	AbbVie Inc., 3.60%, 5/14/25	2,962
3,000,000	Actavis Funding SCS, 1.16%, 9/01/16	3,002
3,000,000	Actavis Funding SCS, 3.45%, 3/15/22	2,955
2,325,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 144A, 5.00%, 10/01/21 (a)	2,421
3,800,000	Air Canada 2015-1 Class A Pass Through Trust 144A, 3.60%, 3/15/27 (a)	3,687
1,995,000	Air Lease Corp., 5.63%, 4/01/17	2,112
2,975,000	Alibaba Group Holding Ltd. 144A, 3.60%, 11/28/24 (a)	2,862
1,190,410	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (a)	1,303
3,150,000	Amazon.com Inc., 3.30%, 12/05/21	3,207
2,750,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (a)	2,684
2,045,000	Apollo Management Holdings LP 144A, 4.00%, 5/30/24 (a)	2,049
3,140,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 3.00%, 2/06/19	3,009
2,100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (a)	2,079
1,600,000	AT&T Inc., 3.40%, 5/15/25	1,532

Principal or Shares	Security Description	Value (000)

2,500,000	AT&T Inc., 4.75%, 5/15/46	$2,315
2,880,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	2,927
1,310,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	1,357
1,590,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 5.50%, 4/01/23	1,604
240,000	Bank of America Corp., 3.95%, 4/21/25	233
2,000,000	Bank of America Corp., 6.10%, 12/29/49	1,993
1,640,000	Bank of America Corp., 6.88%, 4/25/18	1,851
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,457
1,150,000	Barclays PLC, 2.75%, 11/08/19	1,146
2,300,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	2,301
1,100,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	1,091
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,042
1,353,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	1,361
1,440,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (a)	1,471
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,139
1,500,000	Berry Plastics Corp., 5.13%, 7/15/23	1,478
3,000,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	3,010
1,400,000	Boston Scientific Corp., 2.85%, 5/15/20	1,397
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 6/01/20	1,590
1,500,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	1,581
2,650,000	Citizens Bank NA/Providence RI, 2.45%, 12/04/19	2,649
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	722
1,860,000	CNPC General Capital Ltd. 144A, 1.45%, 4/16/16 (a)	1,863
1,125,000	Compass Bank, 2.75%, 9/29/19	1,124
900,000	Compass Bank, 3.88%, 4/10/25	855
1,200,000	Credit Suisse Group Funding Guernsey Ltd. 144A, 2.75%, 3/26/20 (a)	1,195
1,100,000	Credit Suisse Group Funding Guernsey Ltd. 144A, 3.75%, 3/26/25 (a)	1,074
2,000,000	CVS Health Corp., 4.88%, 7/20/35	2,074
1,243,339	CVS Pass-Through Trust 144A, 5.79%, 1/10/26 (a)	1,384
1,655,845	CVS Pass-Through Trust Series 2014 144A, 4.16%, 8/10/36 (a)	1,665
700,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	707
2,215,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (a)	2,273
1,000,000	Denbury Resources Inc., 5.50%, 5/01/22	798
1,695,000	Dignity Health, 3.13%, 11/01/22	1,688
1,165,000	Dignity Health, 4.50%, 11/01/42	1,097
2,000,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	2,012
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,386
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,406
1,025,000	Exelon Generation Co. LLC, 6.20%, 10/01/17	1,118
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	3,131
1,800,000	FedEx Corp., 4.50%, 2/01/65	1,617
1,474,212	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	1,489

17	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,730,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	$2,729
2,006,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	1,951
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,349
4,045,000	Glencore Funding LLC 144A, 1.44%, 5/27/16 (a)	4,046
1,505,000	Goldman Sachs Group Inc., 1.50%, 4/30/18	1,520
2,700,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	2,718
2,500,000	Harris Corp., 2.70%, 4/27/20	2,464
2,040,000	HCA Inc., 5.88%, 5/01/23	2,198
5,085,000	Health Care REIT Inc., 4.13%, 4/01/19	5,381
3,060,000	Heathrow Funding Ltd. 144A, 4.88%, 7/15/21 (a)	3,393
1,000,000	Hertz Corp., 6.75%, 4/15/19	1,035
1,755,000	Hewlett-Packard Co., 1.23%, 1/14/19	1,733
1,000,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	921
1,800,000	HPHT Finance 15 Ltd. 144A, 2.88%, 3/17/20 (a)	1,793
1,700,000	Hyundai Capital America 144A, 2.60%, 3/19/20 (a)	1,696
1,500,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,520
4,050,000	Imperial Tobacco Finance PLC 144A, 3.75%, 7/21/22 (a)	4,033
1,440,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	1,461
2,050,000	Inter-American Development Bank, 3.88%, 9/17/19	2,238
680,000	International Lease Finance Corp., 2.24%, 6/15/16	678
900,000	Iron Mountain Inc., 5.75%, 8/15/24	910
1,000,000	Iron Mountain Inc., 7.75%, 10/01/19	1,050
2,000,000	Jackson National Life Global Funding 144A, 0.54%, 7/29/16 (a)	2,002
3,180,000	JPMorgan Chase & Co., 1.20%, 1/25/18	3,203
2,370,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,428
3,760,000	Kennametal Inc., 2.65%, 11/01/19	3,749
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	1,954
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	3,551
3,700,000	Kraft Heinz Foods Co. 144A, 3.50%, 7/15/22 (a)	3,737
1,400,000	Lam Research Corp., 3.80%, 3/15/25	1,365
2,150,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	2,120
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,915
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (a)	1,366
1,570,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,708
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,139
2,200,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	2,217
1,540,000	MetLife Inc., 6.40%, 12/15/36	1,713
322,000	MetLife Inc., 10.75%, 8/01/39	511
1,500,000	Mobile Mini Inc., 7.88%, 12/01/20	1,568
1,440,000	Morgan Stanley, 1.14%, 1/24/19	1,441
2,350,000	Morgan Stanley, 4.35%, 9/08/26	2,351
2,000,000	Morgan Stanley, 5.45%, 7/29/49	1,990
2,100,000	Morgan Stanley, 5.55%, 12/29/49	2,092
1,889,000	Nationwide Building Society 144A, 6.25%, 2/25/20 (a)	2,216

Principal or Shares	Security Description	Value (000)

1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	$1,998
1,400,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	1,449
1,390,000	Noble Holding International Ltd., 3.45%, 8/01/15	1,390
3,545,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	4,229
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20	1,060
1,700,000	Old Republic International Corp., 4.88%, 10/01/24	1,780
3,015,000	Orange SA, 9.00%, 3/01/31	4,272
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	2,216
2,150,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	2,102
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,461
2,375,000	Perrigo Finance PLC, 3.50%, 12/15/21	2,372
1,960,000	Petroleos Mexicanos, 4.88%, 1/18/24	2,019
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43	2,446
1,850,000	QUALCOMM Inc., 2.25%, 5/20/20	1,828
1,725,000	Quest Diagnostics Inc., 3.50%, 3/30/25	1,650
3,800,000	RBS Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	3,876
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	1,050
2,300,000	Ryder System Inc., 2.50%, 5/11/20	2,292
1,580,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	1,558
867,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	867
1,775,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	1,766
1,225,000	Select Income REIT, 4.50%, 2/01/25	1,197
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	826
1,645,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,842
4,030,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	4,005
2,010,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	2,141
1,055,000	Southeast Supply Header LLC 144A, 4.25%, 6/15/24 (a)	1,020
1,370,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	1,392
1,950,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/16/20	1,952
3,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	3,551
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	5,316
2,750,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	2,664
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,627
2,675,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	3,339
2,870,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	2,940
2,050,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	2,073

Principal or Shares	Security Description	Value (000)

1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	$1,050
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,011
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,269
2,000,000	UBS AG/Stamford CT, 0.98%, 3/26/18	2,005
3,000,000	UnitedHealth Group Inc., 3.35%, 7/15/22	3,064
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,546
3,990,000	Verizon Communications Inc., 6.40%, 9/15/33	4,626
1,843,000	Westvaco Corp., 7.95%, 2/15/31	2,412
965,000	Williams Companies Inc., 8.75%, 3/15/32	1,146
Total Corporate Bond (Cost - $302,910)		305,385
FDIC Guaranteed (0%)
405,914	FDIC Structured Sale Guaranteed Notes 144A, 0.91%, 12/04/20 (a)
	(Cost - $407)	408
Foreign Government (3%)
2,165,000	Brazilian Government International Bond, 4.25%, 1/07/25	2,045
1,470,000	Indonesia Government International Bond 144A, 3.75%, 4/25/22 (a)	1,455
3,920,000	Mexico Government International Bond, 3.63%, 3/15/22	3,983
2,720,000	Panama Government International Bond, 5.20%, 1/30/20	3,002
3,000,000	Philippine Government International Bond, 4.00%, 1/15/21	3,248
2,989,000	Poland Government International Bond, 5.13%, 4/21/21	3,364
1,365,000	Uruguay Government International Bond, 4.50%, 8/14/24	1,443
Total Foreign Government (Cost - $18,825)		18,540
Mortgage Backed (34%)
1,827,899	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	1,747
2,290,000	Del Coronado Trust 144A, 0.99%, 3/15/26 (a)	2,291
2,389,176	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	2,384
1,342,358	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	1,335
1,886,279	Fannie Mae Connecticut Avenue Securities, 1.39%, 7/25/24	1,882
5,056,975	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/25	5,051
1,583,371	Fannie Mae Connecticut Avenue Securities, 1.79%, 1/25/24	1,590
754,111	Fannie Mae Connecticut Avenue Securities, 2.19%, 10/25/23	763
8,595,000	FFCB, 0.22%, 1/17/18	8,602
7,075,135	FG Q12837 30YR, 3.00%, 11/01/42	7,120
8,605,000	FHLB, 5.50%, 7/15/36	11,352
3,230,000	FN, 2.50%, 15YR TBA (b)	3,279
14,750,000	FN, 3.00%, 30YR TBA (b)	14,842
10,440,000	FN, 3.00%, 15YR TBA (b)	10,834
9,590,000	FN, 3.50%, 30YR TBA (b)	9,952
21,190,000	FN, 4.00%, 30YR TBA (b)	22,544
11,000,000	FN, 4.50%, 30YR TBA (b)	11,935
3,541,038	FN 254766 30YR, 5.00%, 6/01/33	3,930
3,733,577	FN 725423 30YR, 5.50%, 5/01/34	4,228

Principal or Shares	Security Description	Value (000)

2,182,994	FN 725424 30YR, 5.50%, 4/01/34	$2,471
4,727,896	FN 745418 30YR, 5.50%, 4/01/36	5,306
3,490,511	FN 995203 30YR, 5.00%, 7/01/35	3,878
1,531,819	FN AE0138 30YR, 4.50%, 3/01/40	1,676
3,227,346	FN AJ7689 30YR, 4.00%, 12/01/41	3,450
1,798,420	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.09%, 10/25/27	1,797
979,559	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.24%, 3/25/25	980
2,419,626	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.29%, 5/25/25	2,410
1,319,382	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.64%, 11/25/23	1,324
1,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.39%, 2/25/24	1,414
1,030,000	G2, 4.50%, 30YR TBA (b)	1,110
297,789	G2 5140 30YR, 4.50%, 8/20/41	325
1,129,327	G2 5175 30YR, 4.50%, 9/20/41	1,234
6,300,000	GN, 3.50%, 30YR TBA (b)	6,578
7,540,000	GN, 4.00%, 30YR TBA (b)	8,028
3,288,774	GN 745187 30YR, 4.50%, 7/15/40	3,601
1,376,238	GN AA5452 30YR, 3.50%, 7/15/42	1,451
300,000	Granite Master Issuer PLC, 1.05%, 12/17/54	295
153,467	Harborview Mortgage Loan Trust, 2.66%, 1/19/35	143
1,468,343	Hilton USA Trust 2013-HLF 144A, 1.19%, 11/05/30 (a)	1,468
2,440,000	Hilton USA Trust 2013-HLT 144A, 2.66%, 11/05/30 (a)	2,450
2,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.44%, 1/15/32 (a)	2,300
449,786	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	410
8,701,066	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	8,694
3,722,379	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	3,801
5,980,237	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.69%, 5/25/33 (a)	5,889
57,510	Landmark Mortgage Securities PLC, 0.79%, 6/17/38 GBP (c)	85
40,522	Morgan Stanley Mortgage Loan Trust, 2.07%, 7/25/34	41
1,445,214	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	1,481
2,459,393	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (a)	2,537
629,569	Prime Mortgage Trust, 5.00%, 10/25/35	620
2,270,549	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,898
80,336	Sequoia Mortgage Trust, 0.99%, 10/20/27	79
1,178,196	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,144
5,655,615	Sequoia Mortgage Trust 144A, 3.00%, 5/25/43 (a)	5,535
2,462,070	Sequoia Mortgage Trust, 3.50%, 9/25/42	2,497

19	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,067,913	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	$1,069
1,300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	1,346
22,785	Structured Asset Mortgage Investments Trust 2003-CL1, 3.62%, 7/25/32	24
8,021	Structured Asset Securities Corp. Mortgage Pass Through Certificates 2002-16A, 0.00%, 8/25/32	5
922,379	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 2.22%, 7/25/37	790
Total Mortgage Backed (Cost - $215,871)		217,295
Municipal (1%)
2,185,000	State Board of Administration Finance Corp., 2.11%, 7/01/18	2,209
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	786
1,495,000	State of California, 7.55%, 4/01/39	2,204
1,000,000	State of Washington, 1.70%, 7/01/20	969
365,000	University of California, 3.26%, 5/15/24	366
Total Municipal (Cost - $5,759)		6,534
U.S. Treasury (14%)
18,300,000	U.S. Treasury Bill, 0.00%, 12/17/15 (d)	18,294
14,200,000	U.S. Treasury Note, 0.16%, 1/31/17	14,207
11,520,000	U.S. Treasury Note, 0.88%, 4/30/17	11,573
24,840,000	U.S. Treasury Note, 1.50%, 5/31/20	24,818
24,420,000	U.S. Treasury Note, 2.50%, 2/15/45	22,268
1,685,000	U.S. Treasury Note, 3.00%, 5/15/45	1,709
Total U.S. Treasury (Cost - $91,995)		92,869
Investment Company (8%)
500,000	Payden Absolute Return Bond Fund, SI Class *	4,990
12,037,469	Payden Cash Reserves Money Market Fund *	12,038
1,656,459	Payden Emerging Markets Corporate Bond Fund, SI Class *	16,432
646,094	Payden Emerging Markets Local Bond Fund, Investor Class *	4,561
1,522,172	Payden Floating Rate Fund, SI Class *	15,222
Total Investment Company (Cost - $55,313)		53,243
Total (Cost - $735,251) (114%)		738,393
Liabilities in excess of Other Assets (-14%)		(88,370)
Net Assets (100%)		$650,023

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/29/2015	Australian Dollar (Sell 26,454)	Credit Suisse First Boston International	$47
10/20/2015	British Pound (Buy 4,111)	State Street Bank & Trust Co.	19
8/17/2015	India Rupee (Buy 518,050)	Barclays Bank PLC	134
8/20/2015	Singapore Dollar (Sell 6,459)	Barclays Bank PLC	124

			$324

Liabilities:
8/10/2015	British Pound (Sell 54)	HSBC Bank USA, N.A.	—
10/13/2015	Euro (Sell 8,957)	BNP PARIBAS	$(36)
11/17/2015	Euro (Sell 7,417)	HSBC Bank USA, N.A.	(110)
10/21/2015	Japanese Yen (Sell 794,910)	UBS AG	(7)
8/20/2015	Philippine Peso (Buy 215,970)	HSBC Bank USA, N.A.	(112)

			$(265)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
72	U.S. Long Bond Future	Sep-15	$(11,227)	$(257)
287	U.S. Treasury 10 Year Note Future	Sep-15	(36,575)	(21)
474	U.S. Treasury 2 Year Note Future	Oct-15	(103,836)	(172)

				$(450)

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (96%)
Consumer Cyclical (9%)
442,453	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (a)	$458
600,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	627
700,000	CVS Health Corp., 2.80%, 7/20/20	707
300,000	CVS Health Corp., 5.13%, 7/20/45	319
500,000	Daimler Finance North America LLC 144A, 1.60%, 8/03/17 (a)	502
600,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	597
730,000	Glencore Funding LLC 144A, 1.44%, 5/27/16 (a)	730
600,000	HPHT Finance 15 Ltd. 144A, 2.88%, 3/17/20 (a)	598
450,000	Lam Research Corp., 3.80%, 3/15/25	439
700,000	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (a)	681
700,000	Tingyi Cayman Islands Holding Corp., 3.88%, 6/20/17	720
		6,378
Consumer Non-Cyclical (14%)
600,000	AbbVie Inc., 2.50%, 5/14/20	597
300,000	AbbVie Inc., 3.60%, 5/14/25	296
425,000	Actavis Funding SCS, 2.45%, 6/15/19	423
250,000	Actavis Funding SCS, 3.00%, 3/12/20	249
250,000	Actavis Funding SCS, 4.75%, 3/15/45	237
700,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	695
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	698
425,000	Boston Scientific Corp., 2.85%, 5/15/20	424
1,250,000	Imperial Tobacco Finance PLC 144A, 3.75%, 7/21/22 (a)	1,245
600,000	Kraft Heinz Foods Co. 144A, 3.95%, 7/15/25 (a)	609
650,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18	655
275,000	New York and Presbyterian Hospital, 4.02%, 8/01/45	259
590,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	704
945,000	Pfizer Inc., 7.20%, 3/15/39	1,299
100,000	Tenet Healthcare Corp. 144A, 3.79%, 6/15/20 (a)	103
350,000	UnitedHealth Group Inc., 3.35%, 7/15/22	357
350,000	UnitedHealth Group Inc., 4.75%, 7/15/45	367
		9,217
Energy (5%)
602,587	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (a)	659
600,000	Canadian Natural Resources Ltd., 5.90%, 2/01/18	652
500,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	486
750,000	Hutchison Whampoa International 12 Ltd. 144A, 6.00%, 5/29/49 (a)	795
250,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (a)	262
350,000	Valero Energy Corp., 6.63%, 6/15/37	401
		3,255

Principal or Shares	Security Description	Value (000)
Financial (46%)
430,000	Air Lease Corp., 5.63%, 4/01/17	$455
750,000	Ally Financial Inc., 3.25%, 2/13/18	750
600,000	American International Group Inc., 3.75%, 7/10/25	601
500,000	Ares Capital Corp., 4.88%, 11/30/18	525
750,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	762
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	833
500,000	Bank of America Corp., 4.00%, 1/22/25	491
250,000	Bank of America Corp., 6.10%, 12/29/49	249
105,000	Bank of America Corp., 6.88%, 4/25/18	119
330,000	Bank of America Corp., 7.63%, 6/01/19	392
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	402
600,000	Barclays PLC, 2.88%, 6/08/20	600
252,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	253
600,000	BPCE SA 144A, 4.50%, 3/15/25 (a)	586
250,000	Citigroup Inc., 5.90%, 12/29/49	249
500,000	Compass Bank, 1.85%, 9/29/17	500
850,000	Corp. Financiera de Desarrollo SA 144A, 3.25%, 7/15/19 (a)	861
500,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	503
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	734
290,000	FS Investment Corp., 4.25%, 1/15/20	294
1,000,000	General Electric Capital Corp., 6.38%, 11/15/67	1,074
500,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	495
205,000	General Motors Financial Co. Inc., 4.75%, 8/15/17	215
600,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	634
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	542
350,000	Goodman Funding Ltd. 144A, 6.00%, 3/22/22 (a)	395
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	350
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	491
250,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	254
600,000	International Lease Finance Corp., 2.24%, 6/15/16	599
250,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (a)	291
300,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (a)	299
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	581
505,000	MetLife Inc., 6.40%, 12/15/36	562
50,000	MetLife Inc., 10.75%, 8/01/39	79
575,000	Morgan Stanley, 2.20%, 12/07/18	581
250,000	Morgan Stanley, 4.00%, 7/23/25	255
400,000	Morgan Stanley, 4.35%, 9/08/26	400
250,000	Morgan Stanley, 5.55%, 12/29/49	249
300,000	Mubadala GE Capital Ltd. 144A, 3.00%, 11/10/19 (a)	299
600,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	922
640,000	Navient Corp., 6.13%, 3/25/24	571
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	688
340,000	People’s United Bank, 4.00%, 7/15/24	338
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)	1,010

21	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

325,000	Prudential Financial Inc., 5.63%, 6/15/43	$338
200,000	Prudential Financial Inc., 5.88%, 9/15/42	213
400,000	Prudential Financial Inc., 8.88%, 6/15/38	469
625,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)	630
250,000	RBS Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	255
700,000	Regions Bank/Birmingham AL, 2.25%, 9/14/18	701
650,000	Royal Bank of Scotland Group PLC, 5.13%, 5/28/24	658
430,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	424
470,000	Select Income REIT, 4.50%, 2/01/25	459
365,000	Senior Housing Properties Trust, 6.75%, 4/15/20	409
470,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	501
750,000	Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	753
780,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	769
250,000	Synchrony Financial, 2.70%, 2/03/20	247
250,000	Synchrony Financial, 3.75%, 8/15/21	252
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	569
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	897
250,000	Trinity Acquisition PLC, 6.13%, 8/15/43	273
		31,150
Healthcare (2%)
110,000	Dignity Health, 3.13%, 11/01/22	109
740,000	Dignity Health, 4.50%, 11/01/42	697
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	154
200,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (a)	208
500,000	VPI Escrow Corp. 144A, 6.38%, 10/15/20 (a)	528
		1,696
Industrial (4%)
440,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	456
400,000	FedEx Corp., 4.50%, 2/01/65	359
450,000	Keysight Technologies Inc. 144A, 3.30%, 10/30/19 (a)	450
350,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20 (a)	352
825,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	799
300,000	Textron Inc., 5.60%, 12/01/17	324
		2,740
Material (2%)
350,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (a)	342
155,000	Dow Chemical Co., 9.40%, 5/15/39	237
445,000	Westvaco Corp., 7.95%, 2/15/31	582
		1,161
Technology (1%)
500,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	503
Telecommunication (8%)
175,000	21st Century Fox America Inc., 9.50%, 7/15/24	244

Principal or Shares	Security Description	Value (000)

665,000	Alibaba Group Holding Ltd. 144A, 3.60%, 11/28/24 (a)	$640
1,000,000	AT&T Inc., 4.50%, 5/15/35	928
250,000	AT&T Inc., 6.55%, 2/15/39	290
500,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (a)	610
650,000	Harris Corp., 2.70%, 4/27/20	641
400,000	Orange SA, 9.00%, 3/01/31	567
400,000	Time Warner Inc., 7.63%, 4/15/31	524
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	940
280,000	Verizon Communications Inc., 4.86%, 8/21/46	266
		5,650
Utility (5%)
700,000	AES Corp./VA, 3.28%, 6/01/19	695
250,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	300
400,000	Dominion Resources Inc./VA, 1.90%, 6/15/18	401
600,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	645
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	501
225,000	Sempra Energy, 9.80%, 2/15/19	282
400,000	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (a)	379
		3,203
Total Corporate Bond (Cost - $64,202)		64,953
Municipal (1%)
505,000	State Board of Administration Finance Corp., 2.11%, 7/01/18
	(Cost - $505)	511
U.S. Treasury (1%)
550,000	U.S. Treasury Note, 0.38%, 4/30/16 (b)
	(Cost - $550)	550
Investment Company (5%)
3,299,099	Payden Cash Reserves Money Market Fund *
	(Cost - $3,299)	3,299
Total (Cost - $68,556) (103%)		69,313
Liabilities in excess of Other Assets (-3%)		(2,054)
Net Assets (100%)		$67,259

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/29/2015	Australian Dollar (Sell 1,919)	Credit Suisse First Boston International	$3

Liabilities:
10/13/2015	Euro (Sell 952)	BNP PARIBAS	$(9)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
97	90-Day Euro Dollar Future	Dec-15	$24,122	$12
97	90-Day Euro Dollar Future	Dec-16	(23,937)	(12)
20	U.S. Treasury 10 Year Note Future	Sep-15	(2,549)	(16)
40	U.S. Treasury 5 Year Note Future	Oct-15	4,794	18
28	U.S. Treasury Ultra Bond Future	Sep-15	4,467	117

				$119

23	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
980,660	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (a)	$974
1,250,000	Apidos CLO XIV 144A, 1.44%, 4/15/25 (a)	1,230
297,127	Colony American Homes 2014-2 144A, 1.14%, 7/17/31 (a)	294
490,000	Colony American Homes 2015-1 144A, 1.39%, 7/17/32 (a)	489
554,484	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)	554
620,000	Invitation Homes 2014-SFR1 Trust 144A, 1.19%, 6/17/31 (a)	616
250,000	Invitation Homes 2014-SFR2 Trust 144A, 1.29%, 9/17/31 (a)	249
1,000,000	Octagon Investment Partners XIX Ltd. 144A, 1.81%, 4/15/26 (a)	1,000
1,000,000	Symphony CLO XV Ltd. 144A, 1.74%, 10/17/26 (a)	998
1,000,000	Tyron Park CLO Ltd. 144A, 1.41%, 7/15/25 (a)	988
1,250,000	Venture XVII CLO Ltd. 144A, 1.77%, 7/15/26 (a)	1,245
640,019	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	639
486,908	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	487
366,590	Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust 144A, 0.33%, 7/25/37 (a)	329
Total Asset Backed (Cost - $10,124)		10,092
Bank Loans(b) (7%)
496,250	Akorn Inc. Term Loan 1L, 4.50%, 4/16/21	499
598,500	Albertsons/Safeway LLC Term Loan B4 1L, 5.50%, 8/25/21	601
500,000	Berry Plastics Bery Term Loan E 1L, 3.75%, 1/16/21	501
653,216	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	656
495,001	Catalent Pharma Solutions Inc. Term Loan B 1L, 4.50%, 5/20/21	498
497,456	Cdw LLC Term Loan B 1L, 3.50%, 4/29/20	496
495,000	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	497
592,500	Hub International Ltd. Term Loan 1L, 4.25%, 10/02/20	591
495,000	Libbey Glass Inc. Term Loan 1L, 3.75%, 4/09/21	497
496,250	Michaels Stores Inc. Term Loan 1L, 4.00%, 1/28/20	499
497,481	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/15/20	496
495,000	Nortek Inc. Term Loan 1L, 3.75%, 10/30/20	494
495,000	Ortho-Clinical Diagnostics Inc. Term Loan 1L, 4.75%, 6/30/21	492
600,000	Petsmart Inc., 4.25%, 3/10/22	603
495,001	Post Holdings Inc. Term Loan A 1L, 3.75%, 6/02/21	495
593,909	Sabre Global Inc. Term Loan B 1L, 4.25%, 2/19/19	597
423,571	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	426

Principal or Shares	Security Description	Value (000)

291,667	Visteon Corp. Term Loan B-Dd 1L, 3.50%, 4/08/21	$292
Total Bank Loans (Cost - $9,181)		9,230
Corporate Bond (46%)
300,000	1011778 BC ULC / New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	301
300,000	AbbVie Inc., 2.50%, 5/14/20	298
300,000	AbbVie Inc., 3.20%, 11/06/22	298
605,000	Actavis Funding SCS, 2.45%, 6/15/19	601
260,000	Actavis Funding SCS, 3.00%, 3/12/20	259
300,000	AerCap Aviation Solutions BV, 6.38%, 5/30/17	317
230,000	Air Canada 144A, 8.75%, 4/01/20 (a)	255
620,000	Air Lease Corp., 5.63%, 4/01/17	656
400,000	Aircastle Ltd., 5.50%, 2/15/22	418
200,000	Alexandria Real Estate Equities Inc., 2.75%, 1/15/20	198
463,000	Alibaba Group Holding Ltd. 144A, 3.60%, 11/28/24 (a)	445
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (c)	545
270,121	American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 7/15/20	278
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	312
305,000	American Express Credit Corp., 1.55%, 9/22/17	306
300,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (a)	293
455,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19	436
300,000	Ardagh Packaging Finance PLC 144A, 9.13%, 10/15/20 (a)	318
350,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (a)	347
800,000	AT&T Inc., 3.40%, 5/15/25	766
500,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	508
300,000	AutoZone Inc., 1.30%, 1/13/17	300
325,000	Bank of America Corp., 6.10%, 12/29/49	324
210,000	Bank of America Corp., 6.88%, 4/25/18	237
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.70%, 9/09/18 (a)	484
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	299
350,000	Barclays PLC, 2.88%, 6/08/20	350
350,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	350
585,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (a)	597
250,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	264
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	498
300,000	Boston Scientific Corp., 2.85%, 5/15/20	299
300,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp., 8.63%, 10/15/20	230
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	298
80,000	Capital One Financial Corp., 6.15%, 9/01/16	84
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/01/23	308
300,000	CenturyLink Inc., 6.45%, 6/15/21	308

Principal or Shares	Security Description	Value (000)

400,000	CF Industries Inc., 6.88%, 5/01/18	$449
210,000	Chrysler Group LLC / CG Co.-Issuer Inc., 8.25%, 6/15/21	228
300,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	316
300,000	Citigroup Inc., 0.55%, 6/09/16	299
200,000	Citigroup Inc., 1.55%, 8/14/17	200
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	148
425,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	444
300,000	Continental Resources Inc./OK, 5.00%, 9/15/22	286
330,000	Corp. Nacional del Cobre de Chile 144A, 3.88%, 11/03/21 (a)	334
950,000	CVS Health Corp., 3.88%, 7/20/25	968
300,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	303
350,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	397
400,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	402
500,000	DISH DBS Corp., 5.88%, 11/15/24	486
300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)	305
400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	418
150,000	Eastman Chemical Co., 2.40%, 6/01/17	152
285,000	Ecopetrol SA, 5.88%, 9/18/23	296
425,000	Edison International, 3.75%, 9/15/17	445
350,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	376
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	501
205,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	213
850,000	Export-Import Bank of India, 3.88%, 10/02/19	882
400,000	Express Scripts Holding Co., 2.25%, 6/15/19	397
300,000	First Quantum Minerals Ltd. 144A, 6.75%, 2/15/20 (a)	232
350,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	350
220,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	240
177,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	172
235,000	FS Investment Corp., 4.25%, 1/15/20	238
450,000	GATX Corp., 2.50%, 3/15/19	449
500,000	General Electric Capital Corp., 6.38%, 11/15/67	537
300,000	Glencore Funding LLC 144A, 1.44%, 5/27/16 (a)	300
550,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	550
300,000	Goodyear Tire & Rubber Co., 6.50%, 3/01/21	319
200,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	222
350,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	322
225,000	Hospitality Properties Trust, 4.50%, 3/15/25	221
300,000	HPHT Finance 15 Ltd. 144A, 2.25%, 3/17/18 (a)	299
400,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	399
247,000	Hyundai Capital America 144A, 1.88%, 8/09/16 (a)	248
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	304
1,100,000	Imperial Tobacco Finance PLC 144A, 2.95%, 7/21/20 (a)	1,097
600,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	604
450,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	451

Principal or Shares	Security Description	Value (000)

900,000	Intel Corp., 4.90%, 7/29/45	$927
450,000	John Deere Capital Corp., 2.30%, 9/16/19	454
500,000	Johnson Controls Inc., 1.40%, 11/02/17	498
525,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (a)	547
500,000	Keysight Technologies Inc. 144A, 3.30%, 10/30/19 (a)	500
435,000	Kilroy Realty LP, 5.00%, 11/03/15	439
300,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	298
750,000	Kraft Heinz Foods Co. 144A, 3.50%, 7/15/22 (a)	757
300,000	Laredo Petroleum Inc., 7.38%, 5/01/22	307
450,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	444
400,000	Levi Strauss & Co., 6.88%, 5/01/22	434
150,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (a)	153
392,000	Macquarie Group Ltd. 144A, 4.88%, 8/10/17 (a)	413
450,000	Martin Marietta Materials Inc., 1.38%, 6/30/17	449
165,000	MeadWestvaco Corp., 7.38%, 9/01/19	194
500,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	504
300,000	MEG Energy Corp. 144A, 6.50%, 3/15/21 (a)	282
500,000	Microsoft Corp., 1.85%, 2/12/20	501
200,000	Mizuho Bank Ltd. 144A, 0.73%, 9/25/17 (a)	199
250,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (a)	249
300,000	Mobile Mini Inc., 7.88%, 12/01/20	314
400,000	Morgan Stanley, 4.35%, 9/08/26	400
350,000	Morgan Stanley, 5.55%, 12/29/49	349
250,000	Morgan Stanley, 5.95%, 12/28/17	274
600,000	Mubadala GE Capital Ltd. 144A, 3.00%, 11/10/19 (a)	599
420,000	MUFG Union Bank NA, 5.95%, 5/11/16	435
400,000	Nationwide Building Society 144A, 6.25%, 2/25/20 (a)	469
400,000	NBTY Inc., 9.00%, 10/01/18	413
280,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	290
440,000	Noble Holding International Ltd., 3.45%, 8/01/15	440
250,000	Novelis Inc./GA, 8.75%, 12/15/20	265
300,000	Numericable Group SA 144A, 6.00%, 5/15/22 (a)	306
250,000	Orange SA, 9.00%, 3/01/31	354
475,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	464
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (a)	497
300,000	Perrigo Co. PLC, 2.30%, 11/08/18	300
500,000	PG&E Corp., 2.40%, 3/01/19	502
200,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)	202
150,000	RJS Power Holdings LLC 144A, 4.63%, 7/15/19 (a)	146
300,000	Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	299
300,000	Royal Bank of Scotland Group PLC, 5.13%, 5/28/24	304
253,000	Ryder System Inc., 2.50%, 3/01/17	257
230,000	Ryder System Inc., 2.50%, 5/11/20	229
400,000	Sabine Pass LNG LP, 7.50%, 11/30/16	418

25	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

600,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	$592
168,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	168
620,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	617
350,000	Select Income REIT, 4.50%, 2/01/25	342
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	445
250,000	Senior Housing Properties Trust, 6.75%, 4/15/20	280
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (a)	868
400,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	403
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	394
500,000	Southwest Airlines Co., 2.75%, 11/06/19	508
490,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	300
600,000	Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	602
550,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	542
300,000	Synchrony Financial, 1.88%, 8/15/17	300
150,000	Synchrony Financial, 3.75%, 8/15/21	151
520,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	533
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	337
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (a)	480
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	495
400,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	405
500,000	Time Warner Cable Inc., 6.75%, 7/01/18	557
300,000	T-Mobile USA Inc., 6.25%, 4/01/21	315
225,000	TransAlta Corp., 1.90%, 6/03/17	223
500,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	494
350,000	Tyson Foods Inc., 2.65%, 8/15/19	353
400,000	U.S. Steel Corp., 6.88%, 4/01/21	376
400,000	UBS AG/Stamford CT, 0.98%, 3/26/18	401
600,000	UnitedHealth Group Inc., 2.70%, 7/15/20	607
165,000	Vornado Realty LP, 2.50%, 6/30/19	165
500,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	501
250,000	Williams Companies Inc., 8.75%, 3/15/32	297
300,000	Windstream Corp., 7.50%, 6/01/22	248

Total Corporate Bond (Cost - $61,713)		61,058

Foreign Government (6%)
390,000	Brazilian Government International Bond, 4.25%, 1/07/25	368
755,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (a)	816
530,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	595
566,000	Hungary Government International Bond, 4.13%, 2/19/18	591
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (a)	513
355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (d)	396
1,160,000	Mexico Government International Bond, 3.63%, 3/15/22	1,179

Principal or Shares	Security Description	Value (000)

525,000	Panama Government International Bond, 5.20%, 1/30/20	$579
15,000,000	Philippine Government International Bond, 3.90%, 11/26/22 PHP (c)	326
545,000	Philippine Government International Bond, 4.00%, 1/15/21	590
520,000	Poland Government International Bond, 5.13%, 4/21/21	585
230,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	245
476,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	564
575,000	United Republic of Tanzania, 6.40%, 3/09/20 (d)	577
560,000	Uruguay Government International Bond, 4.50%, 8/14/24	592

Total Foreign Government (Cost - $8,596)		8,516

Mortgage Backed (22%)
301,866	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	277
342,142	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	317
425,998	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	351
647,766	American Home Mortgage Investment Trust 2006-3, 2.19%, 12/25/36	452
525,600	Banc of America Funding 2005-H Trust, 2.71%, 11/20/35	442
763,040	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	649
344,296	CHL Mortgage Pass-Through Trust 2004-29, 2.21%, 2/25/35	274
415,432	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	397
290,562	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	253
1,093,087	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	1,091
1,000,000	Fannie Mae Connecticut Avenue Securities, 2.79%, 5/25/24	892
500,000	Fannie Mae Connecticut Avenue Securities, 3.09%, 7/25/24	460
500,000	Fannie Mae Connecticut Avenue Securities, 3.19%, 7/25/24	457
1,750,000	FHLB, 5.50%, 7/15/36	2,309
104,688	FHLMC Multifamily Structured Pass Through Certificates, 0.53%, 4/25/19	104
2,700,000	FN, 3.00%, 15YR TBA (e)	2,802
3,800,000	FN, 3.50%, 15YR TBA (e)	4,008
2,900,000	FN, 4.50%, 30YR TBA (e)	3,147
878,110	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.19%, 2/25/24	877
790,082	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.29%, 5/25/25	787
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.84%, 4/25/24	990
195,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.39%, 2/25/24	197
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.79%, 4/25/24	962

Principal or Shares	Security Description	Value (000)

500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.74%, 12/25/27	$511
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.14%, 5/25/25	256
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.39%, 10/25/27	294
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.94%, 3/25/25	295
577,897	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.54%, 3/25/35 (a)	509
450,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.44%, 1/15/32 (a)	450
110,538	JP Morgan Mortgage Trust 2006-A4, 2.67%, 6/25/36	96
719,096	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	718
490,863	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	501
1,234,017	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.69%, 5/25/33 (a)	1,215
295,612	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	303
291,286	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 4/25/52 (a)	299
268,006	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	234
401,336	RFMSI Series 2006-SA2 Trust, 3.58%, 8/25/36	349
483,111	WaMu Mortgage Pass Through Certificates, 2.24%, 9/25/36	438
Total Mortgage Backed (Cost - $29,114)		28,963
Municipal (0%)
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14 (Cost - $250)	253
U.S. Treasury (13%)
440,000	U.S. Treasury Note, 0.16%, 1/31/17	440
340,000	U.S. Treasury Note, 0.88%, 4/30/17	342
4,500,000	U.S. Treasury Note, 0.88%, 7/15/18	4,486
8,345,000	U.S. Treasury Note, 1.50%, 5/31/20 (f)	8,338
2,250,000	U.S. Treasury Note, 2.13%, 5/15/25	2,235
860,000	U.S. Treasury Note, 2.50%, 2/15/45	784
Total U.S. Treasury (Cost - $16,564)		16,625

Principal or Shares	Security Description	Value (000)

Stocks (2%)
Common Stock (1%)
6,280	BioMed Realty Trust Inc.	$135
2,280	Digital Realty Trust Inc.	147
4,200	Equity Residential	314
1,600	Public Storage	328
1,250	Simon Property Group Inc.	234
		1,158
Master Limited Partnerships (0%)
7,600	Enterprise Products Partners LP	216
2,220	Magellan Midstream Partners LP	156
2,080	MarkWest Energy Partners LP	136
3,180	Plains All American Pipeline LP	133
		641
Preferred Stock (1%)
4,150	Alexandria Real Estate Equities Inc.	108
4,250	DDR Corp.	110
4,050	Discover Financial Services	106
4,050	First Republic Bank	106
4,800	Goldman Sachs Group Inc.	120
3,550	US Bancorp	102
4,700	Vornado Realty Trust	108
7,800	Wells Fargo & Co.	199
		959
Total Stocks (Cost - $2,744)		2,758
Investment Company (2%)
1,969,128	Payden Cash Reserves Money Market Fund *
	(Cost - $1,969)	1,969
Total (Cost - $140,255) (106%)		139,464
Liabilities in excess of Other Assets (-6%)		(7,715)
Net Assets (100%)		$131,749

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Security was purchased on a delayed delivery basis.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

27	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/29/2015	Australian Dollar (Sell 5,342)	Credit Suisse First Boston International	$9
10/20/2015	British Pound (Buy 837)	State Street Bank & Trust Co.	4
8/17/2015	India Rupee (Buy 97,360)	Barclays Bank PLC	25
8/19/2015	Mexican Peso (Sell 8,720)	Credit Suisse First Boston International	34
8/20/2015	Singapore Dollar (Sell 1,217)	Barclays Bank PLC	23

			$95

Liabilities:
10/13/2015	Euro (Sell 1,819)	BNP PARIBAS	$(8)
11/17/2015	Euro (Sell 1,505)	HSBC Bank USA, N.A.	(22)
10/21/2015	Japanese Yen (Sell 161,920)	UBS AG	(1)
8/20/2015	Philippine Peso (Buy 25,260)	HSBC Bank USA, N.A.	(13)

			$(44)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
14	U.S. Long Bond Future	Sep-15	$(2,183)	$(50)
95	U.S. Treasury 2 Year Note Future	Oct-15	(20,811)	(34)

				$(84)

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
300,000	Ally Master Owner Trust, 0.64%, 4/15/18	$300
205,939	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (a)	205
160,000	American Residential Properties 2014-SFR1 Trust 144A, 1.29%, 9/17/31 (a)	159
195,031	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (a)	195
128,755	Colony American Homes 2014-2 144A, 1.14%, 7/17/31 (a)	127
170,000	Colony American Homes 2015-1 144A, 1.39%, 7/17/32 (a)	170
262,650	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)	262
330,000	Invitation Homes 2014-SFR1 Trust 144A, 1.19%, 6/17/31 (a)	328
260,000	Invitation Homes 2014-SFR2 Trust 144A, 1.29%, 9/17/31 (a)	259
300,000	North End CLO Ltd. 2013-1 144A, 3.67%, 7/17/25 (a)	288
180,000	Progress Residential 2015-SFR1 Trust 144A, 1.59%, 2/17/32 (a)	181
250,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	253
300,000	Symphony CLO XII Ltd. 144A, 3.67%, 10/15/25 (a)	294
300,000	Trade MAPS 1 Ltd. 144A, 0.89%, 12/10/18 (a)	300
211,222	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	211
147,697	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	148
417,864	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	418
441,522	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	441
107,120	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	107
Total Asset Backed (Cost - $4,628)		4,646
Bank Loans(b) (10%)
349,125	Albertsons/Safeway Term Loan B4 1L, 5.50%, 8/25/21	351
228,271	Atkore International Inc. Term Loan 1L, 4.50%, 3/27/21	222
350,000	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	351
401,261	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	403
348,219	CDW LLC Term Loan B 1L, 3.50%, 4/29/20	348
430,000	Charter Communications Term Loan H, 3.25%, 7/23/21	431
348,241	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/19/21	349
285,000	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	285
183,797	Dollar Tree Inc. Term Loan B 1L, 3.50%, 3/09/22	184
276,298	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 9/23/20	277
348,214	MGM Resorts International Term Loan B 1L, 3.50%, 12/20/19	347
285,000	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	287
298,489	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/25/20	298

Principal or Shares	Security Description	Value (000)

228,271	Ortho-Clinical Diagnostics Term Loan B 1L, 4.75%, 6/30/21	$227
200,000	Petsmart Inc., 4.25%, 3/10/22	201
213,889	PharMEDium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	213
225,000	Rite Aid Corp., 4.88%, 6/21/21	226
297,710	Sabre Global Inc. Term Loan B 1L, 4.25%, 2/19/19	299
205,193	Visteon Corp. Term Loan B-Dd 1L, 3.50%, 4/08/21	205
Total Bank Loans (Cost - $5,479)		5,504
Corporate Bond (43%)
150,000	Abbey National Treasury Services PLC/London, 0.80%, 3/13/17	150
90,000	AbbVie Inc., 2.50%, 5/14/20	90
105,000	Actavis Funding SCS, 1.37%, 3/12/18	105
85,000	Actavis Funding SCS, 3.00%, 3/12/20	85
285,000	AES Corp./VA, 3.28%, 6/01/19	283
100,000	Air Canada 144A, 8.75%, 4/01/20 (a)	111
270,000	Air Lease Corp., 2.13%, 1/15/18	268
110,000	Allstate Corp., 5.75%, 8/15/53	115
150,000	Ally Financial Inc., 2.97%, 7/18/16	152
100,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	104
150,000	American Express Co., 1.55%, 5/22/18	149
210,000	Amgen Inc., 2.13%, 5/01/20	207
110,000	Amgen Inc., 3.88%, 11/15/21	116
140,000	Antero Resources Corp., 6.00%, 12/01/20	142
150,000	Anthem Inc., 2.30%, 7/15/18	150
200,000	ANZ New Zealand Int’l Ltd./London 144A, 1.75%, 3/29/18 (a)	200
150,000	Apple Inc., 1.00%, 5/03/18	149
205,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (a)	203
145,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (a)	154
100,000	Arizona Public Service Co., 2.20%, 1/15/20	100
210,000	AT&T Inc., 2.45%, 6/30/20	207
110,000	AT&T Inc., 3.40%, 5/15/25	105
210,000	AT&T Inc., 4.50%, 5/15/35	195
60,000	AT&T Inc., 4.75%, 5/15/46	56
150,000	AutoZone Inc., 2.50%, 4/15/21	148
150,000	Bank of Montreal, 1.45%, 4/09/18	149
200,000	Barclays PLC, 2.88%, 6/08/20	200
150,000	Barrick North America Finance LLC, 4.40%, 5/30/21	146
70,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)	70
150,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	150
150,000	Baxalta Inc. 144A, 5.25%, 6/23/45 (a)	152
130,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	129
150,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	151
330,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	331
420,000	Boston Scientific Corp., 3.85%, 5/15/25	407

29	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

110,000	CHS/Community Health Systems Inc., 5.13%, 8/15/18	$113
110,000	CNH Industrial Capital LLC, 3.25%, 2/01/17	111
230,000	Comision Federal de Electricidad 144A, 4.88%, 5/26/21 (a)	244
250,000	Commonwealth Bank of Australia/New York NY, 1.63%, 3/12/18	251
200,000	Communications Sales & Leasing Inc. 144A, 6.00%, 4/15/23 (a)	192
150,000	ConAgra Foods Inc., 0.66%, 7/21/16	150
120,000	Concordia Healthcare Corp. 144A, 7.00%, 4/15/23 (a)	123
130,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	136
150,000	Continental Resources Inc./OK, 5.00%, 9/15/22	143
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	168
200,000	Corp. Financiera de Desarrollo SA 144A, 3.25%, 7/15/19 (a)	202
250,000	Credit Suisse/New York NY, 1.70%, 4/27/18	249
350,000	CSX Corp., 7.38%, 2/01/19	411
250,000	CVS Health Corp., 2.80%, 7/20/20	252
420,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	422
200,000	DP World Ltd. 144A, 3.25%, 5/18/20 (a)	201
100,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	101
200,000	E*TRADE Financial Corp., 5.38%, 11/15/22	209
100,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	104
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (a)	153
140,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	141
150,000	Express Scripts Holding Co., 1.25%, 6/02/17	149
300,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	302
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	199
150,000	Ford Motor Credit Co. LLC, 3.98%, 6/15/16	153
215,000	Frontier Communications Corp., 6.25%, 9/15/21	199
125,000	General Electric Capital Corp., 6.38%, 11/15/67	134
150,000	General Motors Financial Co. Inc., 3.15%, 1/15/20	149
100,000	Glencore Funding LLC 144A, 1.44%, 5/27/16 (a)	100
150,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	151
260,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	284
120,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (a)	119
90,000	HealthSouth Corp., 5.75%, 11/01/24	91
150,000	Hewlett-Packard Co., 2.75%, 1/14/19	152
200,000	Horizon Pharma Financing Inc. 144A, 6.63%, 5/01/23 (a)	211
160,000	HSBC USA Inc., 1.70%, 3/05/18	160
70,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	70
200,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	200
440,000	Intel Corp., 4.90%, 7/29/45	453
170,000	JPMorgan Chase & Co., 2.25%, 1/23/20	168

Principal or Shares	Security Description	Value (000)

150,000	KeyCorp, 2.30%, 12/13/18	$151
150,000	Keysight Technologies Inc. 144A, 3.30%, 10/30/19 (a)	150
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	109
120,000	Kraft Heinz Foods Co. 144A, 2.80%, 7/02/20 (a)	121
150,000	Kroger Co., 6.15%, 1/15/20	172
180,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	194
210,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	207
140,000	Lennar Corp., 4.50%, 6/15/19	145
140,000	Level 3 Financing Inc., 6.13%, 1/15/21	147
125,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (a)	141
100,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	116
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	248
230,000	Medtronic Inc. 144A, 2.50%, 3/15/20 (a)	232
140,000	Merck & Co. Inc., 1.85%, 2/10/20	139
160,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (a)	162
420,000	Microsoft Corp., 2.38%, 2/12/22	415
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	200
200,000	Mizuho Bank Ltd. 144A, 0.73%, 9/25/17 (a)	199
150,000	Mondelez International Inc., 2.25%, 2/01/19	151
450,000	Morgan Stanley, 2.80%, 6/16/20	453
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (a)	322
190,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	197
240,000	New York Life Global Funding 144A, 2.10%, 1/02/19 (a)	242
330,000	Oracle Corp., 2.38%, 1/15/19	335
40,000	Peabody Energy Corp., 6.25%, 11/15/21	11
200,000	Perrigo Co. PLC, 2.30%, 11/08/18	200
257,000	Petroleos Mexicanos, 8.00%, 5/03/19	302
100,000	Prudential Financial Inc., 5.38%, 5/15/45	99
130,000	QUALCOMM Inc., 2.25%, 5/20/20	128
75,000	Reynolds American Inc., 3.25%, 6/12/20	76
145,000	RJS Power Holdings LLC 144A, 4.63%, 7/15/19 (a)	141
300,000	Roche Holdings Inc. 144A, 2.25%, 9/30/19 (a)	303
300,000	Southern Co., 2.75%, 6/15/20	303
140,000	Southern Power Co., 1.50%, 6/01/18	139
255,000	Sprint Communications Inc., 8.38%, 8/15/17	270
275,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	280
170,000	Sunoco LP / Sunoco Finance Corp. 144A, 5.50%, 8/01/20 (a)	174
90,000	Sunoco LP / Sunoco Finance Corp. 144A, 6.38%, 4/01/23 (a)	93
150,000	Target Corp., 2.30%, 6/26/19	153
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	205
30,000	Tenet Healthcare Corp. 144A, 3.79%, 6/15/20 (a)	31
300,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	301
150,000	Time Warner Inc., 2.10%, 6/01/19	150
150,000	Toyota Motor Credit Corp., 2.13%, 7/18/19	151
180,000	United Rentals North America Inc., 7.63%, 4/15/22	196
170,000	United Technologies Corp., 6.13%, 2/01/19	194

Principal or Shares	Security Description	Value (000)

150,000	UnitedHealth Group Inc., 1.90%, 7/16/18	$151
210,000	UnitedHealth Group Inc., 2.70%, 7/15/20	213
150,000	Ventas Realty LP / Ventas Capital Corp., 2.70%, 4/01/20	150
150,000	Verizon Communications Inc., 2.04%, 9/14/18	155
150,000	Viacom Inc., 2.50%, 9/01/18	151
200,000	Vodafone Group PLC, 2.50%, 9/26/22	185
320,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	322
250,000	Wells Fargo & Co., 2.15%, 1/15/19	252
150,000	Western Union Co., 1.28%, 8/21/15	150
150,000	Westpac Banking Corp., 1.04%, 7/30/18	151
420,000	William Wrigley Jr Co. 144A, 2.90%, 10/21/19 (a)	429
200,000	ZF North America Capital Inc. 144A, 4.00%, 4/29/20 (a)	202
60,000	Zimmer Holdings Inc., 1.45%, 4/01/17	60
40,000	Zimmer Holdings Inc., 2.00%, 4/01/18	40
Total Corporate Bond (Cost - $24,670)		24,608
Foreign Government (1%)
280,000	Brazilian Government International Bond, 4.88%, 1/22/21	289
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	202
Total Foreign Government (Cost - $489)		491
Mortgage Backed (28%)
703,371	Alternative Loan Trust 2005-56, 0.92%, 11/25/35	613
312,043	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	256
403,390	Alternative Loan Trust 2006-HY11, 0.31%, 6/25/36	362
311,888	American Home Mortgage Investment Trust 2006-3, 2.19%, 12/25/36	218
333,233	Banc of America Funding 2005-H Trust, 2.71%, 11/20/35	280
171,003	Bear Stearns ALT-A Trust 2006-6, 2.82%, 11/25/36	132
281,862	Bear Stearns ARM Trust 2007-3, 2.78%, 5/25/47	253
330,524	CHL Mortgage Pass-Through Trust 2004-29, 2.21%, 2/25/35	263
289,070	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.43%, 3/20/36	262
737,946	Connecticut Avenue Securities Series, 1.14%, 5/25/24	734
312,311	Connecticut Avenue Securities Series, 1.14%, 5/25/24	312
183,490	Connecticut Avenue Securities Series, 1.39%, 7/25/24	183
217,291	Connecticut Avenue Securities Series, 2.29%, 11/25/24	219
270,031	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	258
685,785	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36	597

Principal or Shares	Security Description	Value (000)

415,498	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	$349
208,002	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	175
603,531	Fannie Mae Connecticut Avenue Securities, 1.34%, 5/25/25	603
449,303	Fannie Mae Connecticut Avenue Securities, 1.39%, 7/25/24	448
251,869	Fannie Mae Connecticut Avenue Securities, 1.69%, 2/25/25	252
1,100,000	Fannie Mae Connecticut Avenue Securities, 1.69%, 7/25/25	1,102
147,972	Fannie Mae Connecticut Avenue Securities, 2.14%, 11/25/24	149
342,778	Fannie Mae Connecticut Avenue Securities, 2.19%, 10/25/23	347
273,922	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	233
244,351	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.09%, 10/25/27	244
307,339	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.19%, 2/25/24	307
293,868	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.24%, 3/25/25	294
333,873	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.84%, 8/25/24	335
249,925	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.69%, 1/25/25	298
487,002	GreenPoint MTA Trust 2005-AR1, 0.63%, 6/25/45	425
368,049	GSMPS Mortgage Loan Trust 2005-RP3 144A, 0.54%, 9/25/35 (a)	315
199,540	HomeBanc Mortgage Trust 2004-1, 1.05%, 8/25/29	189
230,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.44%, 1/15/32 (a)	230
340,364	JP Morgan Mortgage Trust 2006-A3, 2.64%, 5/25/36	304
386,206	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, 2.67%, 8/25/36	359
190,818	New Residential Mortgage Loan Trust 2014-3 144A, 5.67%, 11/25/54 (a)	201
145,643	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 4/25/52 (a)	150
151,305	Provident Funding Mortgage Loan Trust 2005-2, 2.55%, 10/25/35	151
423,148	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	391
126,847	Sequoia Mortgage Trust, 0.99%, 10/20/27	124
259,300	Sequoia Mortgage Trust 2007-1, 2.54%, 2/20/47	226
136,265	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	137
311,475	Springleaf Mortgage Loan Trust 2013-1 144A, 1.27%, 6/25/58 (a)	312
511,731	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.40%, 8/25/36	402
142,091	WaMu Mortgage Pass Through Certificates, 2.24%, 9/25/36	129

31	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

467,073	WaMu Mortgage Pass-Through Certificates, 0.47%, 11/25/45	$410
107,248	WaMu Mortgage Pass-Through Certificates, 0.48%, 10/25/45	102
191,415	WaMu Mortgage Pass-Through Certificates, 0.48%, 12/25/45	175
514,728	WaMu Mortgage Pass-Through Certificates, 0.80%, 8/25/45	351
140,181	WaMu Mortgage Pass-Through Certificates, 2.09%, 6/25/37	125
305,677	WaMu Mortgage Pass-Through Certificates, 2.30%, 8/25/46	261
442,621	WaMu Mortgage Pass-Through Certificates, 2.37%, 7/25/37	398
70,024	Wells Fargo Mortgage Backed Securities Trust, 2.67%, 6/25/35	66
Total Mortgage Backed (Cost - $15,943)		16,011
U.S. Treasury (10%)
5,900,000	U.S. Treasury Bill, 0.00%, 12/17/15 (c) (Cost - $5,899)	5,898
Purchased Put Options (0%)
135	iShares 20+ Year Treasury Bond ETF, 113, 8/14/15	—
180	iShares 20+ Year Treasury Bond ETF, 116, 8/28/15	5
210	iShares iBoxx $ High Yield Corporate Bond ETF, 86, 8/14/15	3
110	iShares iBoxx $ High Yield Corporate Bond ETF, 86, 8/28/15	4
70	S&P 500 Index, 1810, 8/31/15	5
50	S&P 500 Index, 1850, 8/14/15	1
Total Purchased Put Options (Cost - $28)		18
Investment Company (1%)
571,973	Payden Cash Reserves Money Market Fund * (Cost - $572)	572
Total (Cost - $57,708) (101%)		57,748
Liabilities in excess of Other Assets (-1%)		(561)
Net Assets (100%)		$57,187

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.
(c)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/29/2015	Australian Dollar (Sell 2,353)	Credit Suisse First Boston International	$4
10/20/2015	British Pound (Buy 369)	State Street Bank & Trust Co.	2
9/17/2015	Colombian Peso (Sell 779,000)	BNP PARIBAS	16
10/14/2015	Colombian Peso (Sell 154,000)	State Street Bank & Trust Co.	4
9/21/2015	Hungarian Forint (Sell 25,200)	Royal Bank of Canada	1
8/17/2015	India Rupee (Buy 45,550)	Barclays Bank PLC	5
9/21/2015	Indonesian Rupiah (Sell 604,000)	Citibank, N.A.	1
9/21/2015	Malaysian Ringgit (Sell 339)	Citibank, N.A.	1
8/20/2015	Singapore Dollar (Sell 460)	Barclays Bank PLC	8
9/21/2015	South African Rand (Sell 570)	HSBC Bank USA, N.A.	—
9/21/2015	Turkish Lira (Sell 123)	Royal Bank of Canada	—

			$42

Liabilities:
10/13/2015	Euro (Sell 801)	BNP PARIBAS	$(3)
11/17/2015	Euro (Sell 663)	HSBC Bank USA, N.A.	(10)
10/21/2015	Japanese Yen (Sell 71,380)	UBS AG	—
8/20/2015	Philippine Peso (Buy 15,360)	HSBC Bank USA, N.A.	(7)

			$(20)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
69	90-Day Euro Dollar Future	Dec-15	$17,159	$9
69	90-Day Euro Dollar Future	Dec-16	(17,028)	(11)
2	U.S. Long Bond Future	Sep-15	(312)	(3)
5	U.S. Treasury 10 Year Note Future	Sep-15	(637)	(4)
55	U.S. Treasury 5 Year Note Future	Oct-15	(6,591)	(24)
4	U.S. Treasury Ultra Bond Future	Sep-15	(638)	(17)

				$(50)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY. 24	(5.00)%	Chicago Mercantile	Jun-20	USD 2,970	$201

33	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A, 3.67%, 4/20/25 (a)	$1,762
1,500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.04%, 4/18/25 (a)	1,461
1,500,000	CIFC Funding 2013-III Ltd. 144A, 3.48%, 10/24/25 (a)	1,404
1,500,000	Dryden XXII Senior Loan Fund 144A, 3.47%, 8/15/25 (a)	1,420
1,500,000	Madison Park Funding XIII Ltd. 144A, 3.64%, 1/19/25 (a)	1,442
1,500,000	North End CLO Ltd. 2013-1 144A, 3.67%, 7/17/25 (a)	1,440
1,250,000	Octagon Investment Partners XIV Ltd. 144A, 4.17%, 1/15/24 (a)	1,250
Total Asset Backed (Cost - $10,289)		10,179
Bank Loans(b) (79%)
2,000,000	Academy Sports Term Loan B 1L, 5.00%, 6/16/22	2,012
2,481,250	Air Canada Term Loan B 1L, 5.50%, 9/26/19	2,496
2,992,500	Albertsons/Safeway Term Loan B4 1L, 5.50%, 8/25/21	3,006
2,165,710	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	2,161
2,161,569	Allison Transmission Inc. Term Loan B3 1L, 3.75%, 8/23/19	2,172
1,000,000	Altice Financing SA Term Loan 1L, 5.25%, 1/30/22	1,012
2,161,500	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	2,158
1,909,343	Applied Systems Inc. Term Loan 1L, 4.25%, 1/15/21	1,916
2,182,500	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	2,187
2,481,250	Ashland Water Technologies/Solenis Term Loan 1L, 4.25%, 7/02/21	2,474
930,000	Asurion LLC Term Loan B 1L, 5.00%, 7/30/22	931
2,108,792	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	2,111
2,475,000	Atkore International Inc. Term Loan 1L, 4.50%, 3/27/21	2,407
2,229,129	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 12/18/20	2,233
1,867,805	BJ’s Wholesale Club Inc. Term Loan B 1L, 4.50%, 9/26/19	1,873
1,519,375	Bowie Resource Holdings LLC Term Loan B 1L, 6.75%, 8/12/20	1,445
1,994,975	CD&R Millennium Holdco, 4.50%, 7/31/21	1,996
2,161,319	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	2,157
1,178,947	Charter Communications Operating LLC Term Loan E 1L, 3.00%, 7/01/20	1,177
1,000,000	Charter Communications Term Loan I 1L, 3.50%, 1/23/23	1,004
959,678	Chs/Community Health Systems Inc., 4.00%, 1/27/21	965

Principal or Shares	Security Description	Value (000)

2,161,500	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	$2,165
2,500,000	Clubcorp Club Operations Inc. Term Loan B 1L, 4.50%, 7/24/20	2,515
2,500,000	Commscope Term Loan 1L GTD, 3.75%, 5/21/22	2,509
3,000,000	Communications Sales & Leasing Corp. Term Loan B 1L, 5.00%, 10/16/22	2,916
2,250,000	Concordia Healthcare Term Loan B 1L, 4.75%, 4/15/22	2,264
1,989,950	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/19/21	1,997
2,141,030	Dell Inc. Term Loan B 1L, 4.00%, 4/29/20	2,144
982,097	Delta Air Lines Inc. Term Loan B 1L, 3.50%, 4/20/17	983
2,067,961	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,077
1,748,101	Dollar Tree Inc. Term Loan B 1L, 3.50%, 3/09/22	1,754
1,178,947	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	1,184
500,000	Endo International Term Loan B 1L, 3.75%, 6/24/22	503
1,481,250	Endo Luxembourg Finance Co. Term Loan B 1L, 3.75%, 2/28/21	1,491
2,700,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	2,688
987,500	Fiat SpA Term Loan B 1L, 3.25%, 12/29/18	988
2,487,361	General Nutrition Co. Inc. Term Loan 1L, 3.25%, 3/26/19	2,476
2,468,750	Grifols SA Term Loan B 1L, 3.00%, 3/07/21	2,479
498,750	Hanesbrands Inc. Term Loan B 1L, 3.25%, 4/15/22	502
1,136,842	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	1,147
1,768,667	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/26/20	1,774
500,000	Horizon Pharm Inc. Term Loan B 1L, 4.50%, 4/29/21	503
1,179,075	HUB International Ltd. Term Loan B 1L, 4.25%, 10/02/20	1,175
497,592	Ineos U.S. Finance LLC Term Loan 1L, 4.25%, 3/12/22	500
2,475,000	Interactive Data Corp. Term Loan B 1L, 4.75%, 4/24/21	2,488
2,000,000	International Finance Corp. Term Loan B 1L, 3.50%, 2/27/21	2,006
1,980,000	Kindred Healthcare Inc. Term Loan B 1L, 4.00%, 3/28/21	1,992
1,668,021	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 2/24/21	1,673
2,475,000	Libbey Glass Inc. Term Loan B 1L, 3.75%, 4/07/21	2,483
1,179,000	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	1,182
1,989,796	MGM Resorts International Term Loan B 1L, 3.50%, 12/20/19	1,985

Principal or Shares	Security Description	Value (000)

1,985,000	Michaels Stores, Inc. Term Loan B2 1L, 4.00%, 1/28/20	$1,996
1,681,818	MPH Acquisition Holdings LLC Term Loan B 1L, 4.25%, 3/31/21	1,672
2,167,069	Neiman Marcus Group Inc. Term Loan 1L, 4.25%, 10/25/20	2,161
2,475,000	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	2,468
1,600,419	Numericable SFR Term Loan B1 1L, 4.50%, 4/23/20	1,606
1,384,581	Numericable SFR Term Loan B2 1L, 4.50%, 4/23/20	1,390
2,475,000	Ortho-Clinical Diagnotics, Inc. Term Loan B 1L, 4.75%, 6/30/21	2,462
1,473,778	Payless Term Loan B 1L, 5.00%, 3/11/21	1,363
3,000,000	Petsmart Inc., 4.25%, 3/10/22	3,015
943,056	Pharmedium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	937
763,089	Pinnacle Entertainment Inc. Term Loan B2 1L, 3.75%, 8/13/20	764
1,980,006	Post Holdings, Inc. Term Loan B 1L, 3.75%, 5/23/21	1,982
985,000	Realogy Group LLC Term Loan B 1L, 3.75%, 3/05/20	988
1,975,942	Restaurant Brands Term Loan B2 1L, 3.75%, 12/12/21	1,984
2,800,000	Rite Aid Corp., 4.88%, 6/21/21	2,810
2,462,121	Sabre Inc. Term Loan B 1L, 4.25%, 2/19/19	2,474
1,980,000	SBA Communications Corp. Term Loan B 1L, 3.25%, 3/31/21	1,971
1,577,778	Signode Industrial Group Term Loan B 1L, 4.00%, 5/01/21	1,573
2,000,000	Smart & Final Term Loan B 1L, 4.00%, 11/15/19	2,002
1,964,824	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	1,961
1,975,000	Stena Term Loan B 1L, 4.00%, 3/03/21	1,848
500,000	Sterigenics-Nordion Term Loan B 1L, 4.25%, 4/27/22	501
1,468,501	TransDigm Inc. Term Loan C 1L, 3.75%, 2/28/20	1,469
2,200,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21	2,187
1,694,286	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	1,704
1,166,667	Visteon Corp. Term Loan B-Dd 1L, 3.50%, 4/08/21	1,169

Principal or Shares	Security Description	Value (000)

2,792,911	Western Refining Inc., 4.25%, 11/12/20	$2,795
Total Bank Loans (Cost - $141,713)		141,688
Corporate Bond (7%)
2,500,000	AES Corp./VA, 3.28%, 6/01/19	2,481
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (a)	1,981
1,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 3.03%, 12/01/17	1,008
462,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)	482
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,045
1,000,000	Dana Holding Corp., 6.75%, 2/15/21	1,056
202,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	211
500,000	Iron Mountain Inc., 7.75%, 10/01/19	525
1,050,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	1,131
1,000,000	Mobile Mini Inc., 7.88%, 12/01/20	1,045
500,000	SESI LLC, 6.38%, 5/01/19	510
1,000,000	Tenet Healthcare Corp. 144A, 3.79%, 6/15/20 (a)	1,030
Total Corporate Bond (Cost - $12,488)		12,505
Mortgage Backed (1%)
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.79%, 4/25/24	649
350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.74%, 12/25/27	358
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.14%, 5/25/25	1,023
Total Mortgage Backed (Cost - $2,025)		2,030
Investment Company (6%)
10,701,182	Payden Cash Reserves Money Market Fund *
	(Cost - $10,701)	10,701
Total (Cost - $177,216) (99%)		177,103
Other Assets, net of Liabilities (1%)		2,667
Net Assets (100%)		$179,770

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.

35	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bank Loans(a) (0%)
2,245,013	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18
	(Cost - $2,233)	$2,250
Corporate Bond (89%)
Consumer Cyclical (17%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (b)	4,941
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)	3,340
4,159,057	American Airlines 2013-1 Class B Pass Through Trust, 5.63%, 1/15/21	4,305
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	3,012
2,585,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	2,762
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21	1,247
1,200,000	Brightstar Corp. 144A, 7.25%, 8/01/18 (b)	1,269
2,150,000	Brookfield Residential Properties Inc. 144A, 6.38%, 5/15/25 (b)	2,102
3,400,000	Caleres Inc. 144A, 6.25%, 8/15/23 (b)	3,451
2,500,000	Carmike Cinemas Inc. 144A, 6.00%, 6/15/23 (b)	2,556
3,600,000	Carrols Restaurant Group Inc. 144A, 8.00%, 5/01/22 (b)	3,798
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,433
3,550,000	Family Tree Escrow LLC 144A, 5.75%, 3/01/23 (b)	3,763
5,000,000	General Motors Financial Co. Inc., 4.25%, 5/15/23	4,957
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,370
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,823
3,679,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (b)	3,964
3,300,000	Lennar Corp., 4.50%, 11/15/19	3,428
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22	5,581
5,025,000	MGM Resorts International, 5.25%, 3/31/20	5,113
5,563,000	Mobile Mini Inc., 7.88%, 12/01/20	5,813
3,450,000	Neiman Marcus Group Ltd. LLC 144A, 8.75%, 10/15/21 (b)	3,717
4,500,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (b)	4,657
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22	4,115
3,550,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	3,701
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (b)	3,950
3,900,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	3,900
5,500,000	Taylor Morrison Communities Inc. / Monarch Communities Inc. 144A, 5.63%, 3/01/24 (b)	5,376
4,000,000	ZF North America Capital Inc. 144A, 4.00%, 4/29/20 (b)	4,050
		109,494
Consumer Non-Cyclical (10%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20	2,812
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (b)	2,303
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)	4,964
4,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)	3,995
4,000,000	C&S Group Enterprises LLC 144A, 5.38%, 7/15/22 (b)	3,760
4,055,000	Central Garden and Pet Co., 8.25%, 3/01/18	4,149
4,000,000	Concordia Healthcare Corp. 144A, 7.00%, 4/15/23 (b)	4,085

Principal or Shares	Security Description	Value (000)

4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)	$4,375
4,500,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	4,646
1,400,000	Endo Ltd. / Endo Finance LLC / Endo Finco Inc. 144A, 6.00%, 7/15/23 (b)	1,460
910,000	ESAL GmbH 144A, 6.25%, 2/05/23 (b)	899
3,500,000	Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3,544
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,656
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,202
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,034
1,020,000	JBS Investments GmbH 144A, 7.25%, 4/03/24 (b)	1,051
4,000,000	NBTY Inc., 9.00%, 10/01/18	4,130
3,600,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 6.88%, 2/15/21	3,781
3,500,000	United Rentals North America Inc., 7.63%, 4/15/22	3,819
		65,665
Energy (12%)
1,110,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.88%, 4/15/22	771
2,500,000	California Resources Corp., 5.50%, 9/15/21	2,075
3,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21	2,602
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	902
4,500,000	CVR Refining LLC / Coffeyville Finance Inc., 6.50%, 11/01/22	4,545
2,650,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (b)	3,009
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	3,734
5,200,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	5,395
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	4,806
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (b)	4,922
4,750,000	Nielsen Co. Luxembourg SARL 144A, 5.50%, 10/01/21 (b)	4,887
2,000,000	Noble Holding International Ltd., 5.95%, 4/01/25	1,822
6,000,000	Peabody Energy Corp., 6.50%, 9/15/20	1,800
4,000,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 6.50%, 5/15/21	4,255
3,000,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	3,075
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,199
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,541
1,850,000	Sunoco LP / Sunoco Finance Corp. 144A, 5.50%, 8/01/20 (b)	1,892
2,700,000	Sunoco LP / Sunoco Finance Corp. 144A, 6.38%, 4/01/23 (b)	2,788
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,060
4,475,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	4,018
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	4,770
		72,868
Financial (12%)
3,500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 144A, 5.00%, 10/01/21 (b)	3,644

Principal or Shares	Security Description	Value (000)

4,100,000	Aircastle Ltd., 5.13%, 3/15/21	$4,233
8,800,000	Ally Financial Inc., 4.13%, 2/13/22	8,690
3,800,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (b)	4,028
4,600,000	CIT Group Inc., 5.38%, 5/15/20	4,873
4,700,000	Citigroup Inc., 5.95%, 7/29/49	4,665
3,500,000	Communications Sales & Leasing Inc. 144A, 6.00%, 4/15/23 (b)	3,369
3,550,000	Credit Acceptance Corp. 144A, 7.38%, 3/15/23 (b)	3,666
3,600,000	E*TRADE Financial Corp., 5.38%, 11/15/22	3,762
3,500,000	Hartford Financial Services Group Inc., 8.13%, 6/15/38	3,955
3,500,000	Hockey Merger Sub 2 Inc. 144A, 7.88%, 10/01/21 (b)	3,583
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/01/20	4,542
4,300,000	International Lease Finance Corp., 4.63%, 4/15/21	4,402
2,600,000	International Lease Finance Corp., 8.63%, 1/15/22	3,208
4,000,000	Morgan Stanley, 5.45%, 7/29/49	3,981
4,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	4,040
3,500,000	Radian Group Inc., 5.25%, 6/15/20	3,535
4,500,000	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	4,867
		77,043
Healthcare (8%)
6,000,000	CHS/Community Health Systems Inc., 6.88%, 2/01/22	6,435
2,000,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	2,107
4,000,000	Crimson Merger Sub Inc. 144A, 6.63%, 5/15/22 (b)	3,700
4,000,000	DaVita HealthCare Partners Inc., 5.75%, 8/15/22	4,275
4,750,000	HCA Inc., 6.50%, 2/15/20	5,323
4,950,000	HCA Inc., 7.50%, 2/15/22	5,779
3,000,000	HealthSouth Corp., 5.75%, 11/01/24	3,041
5,740,000	Tenet Healthcare Corp. 144A, 5.00%, 3/01/19 (b)	5,819
2,200,000	Tenet Healthcare Corp. 144A, 5.50%, 3/01/19 (b)	2,247
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,045
2,000,000	Valeant Pharmaceuticals International 144A, 6.38%, 10/15/20 (b)	2,113
2,000,000	Valeant Pharmaceuticals International 144A, 6.75%, 8/15/18 (b)	2,105
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (b)	5,206
1,200,000	Valeant Pharmaceuticals International 144A, 7.50%, 7/15/21 (b)	1,305
		50,500
Industrial (4%)
4,000,000	Ardagh Packaging Finance PLC 144A, 9.13%, 10/15/20 (b)	4,235

Principal or Shares	Security Description	Value (000)

4,280,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (b)	$4,238
2,200,000	Ball Corp., 5.25%, 7/01/25	2,215
3,300,000	Berry Plastics Corp., 5.13%, 7/15/23	3,250
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)	3,720
3,500,000	CONSOL Energy Inc., 5.88%, 4/15/22	2,737
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,675
2,800,000	Triumph Group Inc., 4.88%, 4/01/21	2,786
		26,856
Material (5%)
3,000,000	A Schulman Inc. 144A, 6.88%, 6/01/23 (b)	3,052
3,600,000	Alcoa Inc., 5.87%, 2/23/22	3,830
5,600,000	ArcelorMittal, 7.00%, 2/25/22	5,768
2,000,000	Commercial Metals Co., 4.88%, 5/15/23	1,840
2,020,000	Evraz Inc. NA Canada 144A, 7.50%, 11/15/19 (b)	2,010
4,000,000	First Quantum Minerals Ltd. 144A, 6.75%, 2/15/20 (b)	3,100
3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/01/18	3,237
1,976,000	Huntsman International LLC, 8.63%, 3/15/21	2,077
3,200,000	INEOS Group Holdings SA 144A, 6.13%, 8/15/18 (b)	3,268
2,000,000	PolyOne Corp., 7.38%, 9/15/20	2,091
		30,273
Technology (2%)
520,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	551
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,572
2,424,000	First Data Corp., 12.63%, 1/15/21	2,812
4,460,000	Freescale Semiconductor Inc. 144A, 6.00%, 1/15/22 (b)	4,672
3,500,000	Infor U.S. Inc. 144A, 6.50%, 5/15/22 (b)	3,588
		14,195
Telecommunication (17%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (b)	3,232
3,050,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 2/15/23	3,031
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	3,457
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,568
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,125
3,500,000	Cogent Communications Group Inc. 144A, 5.38%, 3/01/22 (b)	3,483
3,200,000	CommScope Technologies Finance LLC 144A, 6.00%, 6/15/25 (b)	3,168
3,800,000	Consolidated Communications Inc. 144A, 6.50%, 10/01/22 (b)	3,544
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	3,979
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,486
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,035
4,000,000	Frontier Communications Corp., 7.63%, 4/15/24	3,660
4,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	4,129
3,500,000	Level 3 Financing Inc. 144A, 5.63%, 2/01/23 (b)	3,548
4,215,000	Numericable Group SA 144A, 6.00%, 5/15/22 (b)	4,299

37	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,600,000	Numericable Group SA 144A, 6.25%, 5/15/24 (b)	$2,651
4,320,000	SBA Communications Corp., 5.63%, 10/01/19	4,541
4,600,000	Sinclair Television Group Inc., 6.38%, 11/01/21	4,818
1,700,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)	1,711
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,046
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	8,842
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	1,938
1,500,000	Sprint Corp., 7.88%, 9/15/23	1,442
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,100
3,650,000	Telecom Italia SPA 144A, 5.30%, 5/30/24 (b)	3,682
5,500,000	T-Mobile USA Inc., 6.25%, 4/01/21	5,775
2,540,000	Windstream Corp., 6.38%, 8/01/23	1,978
4,350,000	Windstream Corp., 7.50%, 6/01/22	3,594
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,616
		107,478
Utility (2%)
1,900,000	Calpine Corp. 144A, 7.88%, 1/15/23 (b)	2,049
4,000,000	RJS Power Holdings LLC 144A, 4.63%, 7/15/19 (b)	3,900
3,600,000	Terraform Global Operating LLC 144A, 9.75%, 8/15/22 (b)	3,555
		9,504
Total Corporate Bond (Cost - $566,104)		563,876
Mortgage Backed (1%)
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.74%, 12/25/27	1,482
2,175,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.14%, 5/25/25	2,224
375,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.39%, 10/25/27	441
1,950,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.94%, 3/25/25	2,304
Total Mortgage Backed (Cost - $5,950)		6,451
Stocks (3%)
Common Stock (1%)
23,100	Equity Residential	1,728
8,700	Public Storage	1,785
9,000	Simon Property Group Inc.	1,685
		5,198
Master Limited Partnerships (1%)
30,000	Enterprise Products Partners LP	850
13,900	Magellan Midstream Partners LP	978
16,100	MarkWest Energy Partners LP	1,054
19,900	Plains All American Pipeline LP	831
		3,713
Preferred Stock (1%)
3,401	Ally Financial Inc. 144A (b)	3,470
62,700	Goldman Sachs Group Inc.	1,570
60,900	Wells Fargo & Co.	1,558
		6,598
Total Stocks (Cost - $15,385)		15,509
Investment Company (4%)
8,783,945	Payden Cash Reserves Money Market Fund *	8,784

Principal or Shares	Security Description	Value (000)

900,000	Payden Emerging Markets Corporate Bond Fund, SI Class *	$8,928
497,024	Payden Floating Rate Fund, SI Class *	4,970
Total Investment Company (Cost - $22,754)		22,682
Total (Cost - $612,426) (97%)		610,768
Other Assets, net of Liabilities (3%)		22,116
Net Assets (100%)		$632,884

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/29/2015	Australian Dollar (Sell 17,511)	Credit Suisse First Boston International	$ 31
10/20/2015	British Pound (Buy 4,199)	State Street Bank & Trust Co.	20
8/17/2015	India Rupee (Buy 448,360)	Barclays Bank PLC	116
8/20/2015	Singapore Dollar (Sell 4,655)	Barclays Bank PLC	89
			$ 256
Liabilities:
10/13/2015	Euro (Sell 6,054)	BNP PARIBAS	$ (25)
11/17/2015	Euro (Sell 6,011)	HSBC Bank USA, N.A.	(89)
10/21/2015	Japanese Yen (Sell 811,780)	UBS AG	(7)
8/20/2015	Philippine Peso (Buy 155,660)	HSBC Bank USA, N.A.	(80)
			$(201)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
985	90-Day Eurodollar Future	Dec-15	$244,957	$ 161
985	90-Day Eurodollar Future	Dec-16	(243,073)	(187)
				$ (26)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY.24	(5.00)%	Chicago Mercantile	Jun-20	USD 12,870	$873

39	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)
Principal or Shares	Security Description	Value (000)
General Obligation (38%)
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	$283
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	338
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	235
400,000	Burbank Redevelopment Agency Successor Agency, 4.00%, 12/01/18 BAM (a)	436
400,000	California State, 0.83%, 12/01/28	404
750,000	California State, 3.00%, 12/01/32	796
300,000	California State, 5.00%, 10/01/23	365
500,000	California State, 5.00%, 10/01/26	601
750,000	California State, 5.25%, 2/01/20	880
480,000	California State, 5.25%, 10/01/21	556
200,000	California State Public Works Board, 5.00%, 9/01/21	237
105,000	California State Public Works Board, 5.00%, 9/01/23	127
325,000	California State Public Works Board, 5.25%, 10/01/32	384
385,000	California State Public Works Board, 5.25%, 10/01/33	452
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	600
130,000	City of Berkeley CA, 4.50%, 9/01/28 AMBAC (a)	133
60,000	City of Industry CA, 4.00%, 7/01/18	65
150,000	City of Irvine CA, 5.00%, 9/02/22	174
250,000	Conejo Valley Unified School District, 0.00%, 8/01/15	250
200,000	East Side Union High School District, 5.00%, 8/01/29	229
250,000	Liberty Union High School District, 5.00%, 8/01/28	289
225,000	Los Angeles County Redevelopment Authority, 5.00%, 6/01/23	267
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	421
450,000	Los Angeles, CA Unified School District, 5.00%, 7/01/21	515
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	370
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18	276
475,000	Pasadena, CA Unified School District, 5.00%, 5/01/21	563
250,000	Perris Union High School District, CA, 5.00%, 9/01/41	269
315,000	Poway Unified School District Public Financing Authority, 4.00%, 9/01/18 BAM (a)	339
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)	492
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	382

Principal or Shares	Security Description	Value (000)

285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	$321
200,000	Riverside County Unified School District Financing Authority, 5.00%, 9/01/33 BAM (a)	225
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	349
450,000	San Carlos, CA Elementary School District, 0.00%, 10/01/18 NATL-RE (a)	406
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	625
50,000	San Marino Unified School District, 5.00%, 6/01/23	59
500,000	San Mateo Joint Powers Financing Authority, 4.00%, 6/15/21	565
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	233
250,000	State of California, 5.00%, 4/01/17	268
300,000	University of California, 5.00%, 5/15/20	336
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	297
265,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/38	297
490,000	West Contra Costa Unified School District, 5.00%, 8/01/22	583
Total General Obligation (Cost - $15,871)		16,292
Revenue (60%)
Airport/Port (7%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	193
300,000	City of Long Beach CA, 5.00%, 5/15/19	344
100,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/28	115
175,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/29	200
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	228
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	334
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/01/19	855
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	386
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/01/18 NATL-RE (a)	408
		3,063
Education (5%)
420,000	California Educational Facilities Authority, 3.00%, 10/01/15	422
100,000	California Educational Facilities Authority, 5.00%, 10/01/21	118
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	338
255,000	California Educational Facilities Authority, 5.25%, 5/01/34	256
250,000	California Municipal Finance Authority, 5.00%, 4/01/18	271

Principal or Shares	Security Description	Value (000)

400,000	California Municipal Finance Authority, 5.00%, 4/01/41	$424
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)	271
		2,100
Electric & Gas (5%)
400,000	Northern California Power Agency, 5.00%, 7/01/18	446
100,000	Perris Joint Powers Authority, 2.00%, 9/01/15	100
665,000	Southern California Public Power Authority, 5.00%, 7/01/18	743
465,000	State of California Department of Water Resources Power Supply Revenue, 5.00%, 5/01/21	518
190,000	State of California Department of Water Resources Power Supply Revenue, 5.00%, 5/01/21	211
		2,018
Healthcare (9%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	850
300,000	California Health Facilities Financing Authority, 4.00%, 8/15/21	337
150,000	California Health Facilities Financing Authority, 5.00%, 3/01/17	160
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18	380
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	813
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	293
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	288
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	234
410,000	City of Torrance CA, 5.00%, 9/01/22	463
		3,818
Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	173
Industrial Development/Pollution Control (9%)
400,000	California Infrastructure & Economic Development Bank, 0.30%, 4/01/38	398
500,000	California Infrastructure & Economic Development Bank, 0.30%, 10/01/47	496
750,000	California Infrastructure & Economic Development Bank, 4.00%, 2/01/21	841
300,000	California Municipal Finance Authority, 1.13%, 2/01/39	300
300,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)	313
105,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)	110
245,000	Glendale Redevelopment Agency Successor Agency, 5.00%, 12/01/21 AGM (a)	288

Principal or Shares	Security Description	Value (000)

300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	$345
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	443
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	119
		3,653
Lease (3%)
410,000	California State Public Works Board, 5.00%, 12/01/18	464
500,000	County of Los Angeles CA, 5.00%, 3/01/21	585
		1,049
Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	571
Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	510
40,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/01/16 AGM (a)	40
		550
Transportation (6%)
250,000	Bay Area Toll Authority, 0.62%, 4/01/34	251
500,000	Bay Area Toll Authority, 1.50%, 4/01/47	503
500,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53	546
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	1,126
275,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/01/27	320
		2,746
Water & Sewer (14%)
200,000	Brentwood, CA Infrastructure Financing Authority, 5.50%, 7/01/20	226
200,000	Central Coast Water Authority, 5.00%, 10/01/15 AGM (a)	202
495,000	Central Marin Sanitation Agency, CA, 5.00%, 9/01/18 NATL-RE (a)	519
500,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/20	591
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24	368
250,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/43	278
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	286
300,000	Metropolitan Water District of Southern CA, 0.40%, 7/01/36	300
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/17	541

41	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

750,000	Sacramento County Sanitation Districts Financing Authority, 5.00%, 12/01/22	$903
550,000	San Diego County, CA Water Authority, 5.00%, 5/01/21 AGM (a)	608
300,000	South Placer Wastewater Authority, CA, 0.35%, 11/01/17	298
500,000	State of California Department of Water Resources, 0.32%, 12/01/35	499
300,000	Turlock, CA Irrigation District, 5.00%, 1/01/33	343
		5,962
Total Revenue (Cost - $24,735)		25,703
Investment Company (2%)
637,795	Dreyfus General CA Municipal Money Market Fund
	(Cost - $638)	638

Principal or Shares	Security Description	Value (000)

Total (Cost - $41,244) (100%)		$42,633
Liabilities in excess of Other Assets (0%)		(108)
Net Assets (100%)		$42,525

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation

Schedule of Investments - July 31, 2015 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bank Loans(a) (2%)
United States (USD) (2%)
299,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	$301
393,000	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	392
200,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	201
392,967	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	392
375,993	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	378
477,573	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/26/19	475
392,965	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	392
Total Bonds (Cost - $2,534)		2,531
Bonds (95%)
Australia (GBP) (0%)
300,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 (b)	472
Australia (USD) (2%)
250,000	Macquarie Bank Ltd. 144A, 0.93%, 10/27/17 (c)	250
450,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (c)	448
500,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (c)	498
480,000	Macquarie Group Ltd. 144A, 1.30%, 1/31/17 (c)	483
		1,679
Bermuda (USD) (0%)
230,000	Aircastle Ltd., 6.75%, 4/15/17	246
Brazil (USD) (0%)
350,000	Banco do Nordeste do Brasil SA 144A, 3.63%, 11/09/15 (c)	351
Canada (CAD) (2%)
650,000	Bell Canada, 1.27%, 4/22/16	497
691,000	Enbridge Inc., 1.45%, 3/13/17	522
300,000	Rogers Communications Inc., 1.60%, 3/13/17	229
550,000	Shaw Communications Inc., 1.44%, 2/01/16	421
		1,669
Canada (USD) (1%)
150,000	Enbridge Inc., 0.73%, 6/02/17	148
480,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (c)	480
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
340,000	Thomson Reuters Corp., 1.65%, 9/29/17	341
130,000	TransAlta Corp., 1.90%, 6/03/17	129
		1,198
Cayman Islands (USD) (9%)
200,000	Alibaba Group Holding Ltd. 144A, 1.63%, 11/28/17 (c)	199
800,000	Apidos CLO 144A, 1.44%, 4/15/25 (c)	787
250,000	Apidos CLO 144A, 1.87%, 4/15/25 (c)	245
500,000	Babson CLO Ltd. 144A, 1.39%, 4/20/25 (c)	493
300,000	Babson CLO Ltd. 144A, 3.13%, 4/20/27 (c)	300
200,000	Baidu Inc., 2.25%, 11/28/17	201
600,000	Cent CLO LP 144A, 1.41%, 7/23/25 (c)	589
300,000	CIFC Funding 2015-II Ltd. 144A, 3.28%, 4/15/27 (c)	299
545,000	Dryden XXII Senior Loan Fund 144A, 1.37%, 8/15/25 (c)	537

Principal or Shares	Security Description	Value (000)

490,000	Dryden XXII Senior Loan Fund 144A, 1.82%, 8/15/25 (c)	$478
300,000	Dryden XXXI Senior Loan Fund 144A, 3.02%, 4/18/26 (c)	300
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (c)	201
250,000	Madison Park Funding Ltd. 144A, 3.18%, 7/21/27 (c)	250
750,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.49%, 7/20/23 (c)	744
520,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.94%, 7/20/23 (c)	509
455,000	Octagon Investment Partners XIX Ltd. 144A, 2.29%, 4/15/26 (c)	450
315,000	Octagon Investment Partners XXIII Ltd. 144A, 2.29%, 7/15/27 (c)	313
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	313
1,300,000	Symphony CLO XV Ltd. 144A, 1.74%, 10/17/26 (c)	1,297
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (c)	301
775,000	Tyron Park CLO Ltd. 144A, 1.41%, 7/15/25 (c)	766
490,000	Tyron Park CLO Ltd. 144A, 1.84%, 7/15/25 (c)	478
250,000	Venture XVII CLO Ltd. 144A, 3.14%, 7/15/26 (c)	247
		10,297
Chile (USD) (0%)
300,000	Banco Santander Chile 144A, 1.19%, 4/11/17 (c)	299
China (USD) (0%)
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	252
Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.49%, 6/19/17	276
Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16	335
Denmark (USD) (1%)
1,100,000	Denmark Government International Bond 144A, 0.88%, 3/20/17 (c)	1,102
France (USD) (2%)
650,000	BPCE SA, 1.63%, 1/26/18	651
635,000	Caisse d’Amortissement de la Dette Sociale 144A, 1.25%, 3/12/18 (c)	637
540,000	Credit Agricole SA/London 144A, 1.09%, 4/15/19 (c)	540
		1,828
Germany (USD) (1%)
570,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17	570
600,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	603
		1,173
Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (c)	199
Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16	505
300,000	Elsevier Finance SA via Aquarius + Investments PLC, 0.49%, 5/20/17	331
		836

43	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.72%, 3/20/17	$389
Ireland (USD) (0%)
300,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (c)	297
Japan (USD) (2%)
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (c)	289
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (c)	399
260,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (c)	260
250,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (c)	249
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (c)	498
200,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (c)	200
340,000	Nomura Holdings Inc., 1.74%, 9/13/16	342
400,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (c)	400
		2,637
Luxembourg (USD) (2%)
300,000	Actavis Funding SCS, 1.30%, 6/15/17	298
260,000	Actavis Funding SCS, 1.54%, 3/12/20	261
350,000	Actavis Funding SCS, 1.85%, 3/01/17	351
520,000	Actavis Funding SCS, 2.35%, 3/12/18	522
480,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18	484
		1,916
Mexico (MXN) (2%)
17,951,500	Mexican Bonos, 5.00%, 6/15/17	1,133
16,510,000	Mexican Bonos, 8.50%, 12/13/18	1,138
		2,271
Netherlands (USD) (3%)
1,000,000	Bank Nederlandse Gemeenten 144A, 0.88%, 2/21/17 (c)	1,002
450,000	EDP Finance BV 144A, 6.00%, 2/02/18 (c)	484
700,000	MDC-GMTN BV 144A, 3.75%, 4/20/16 (c)	714
700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (c)	704
610,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (c)	607
		3,511
New Zealand (USD) (1%)
310,000	ANZ New Zealand International Ltd./London 144A, 1.40%, 4/27/17 (c)	310
400,000	ANZ New Zealand Int’l Ltd./London 144A, 1.75%, 3/29/18 (c)	401
400,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (c)	401
		1,112
Norway (USD) (1%)
500,000	Kommunalbanken AS 144A, 0.88%, 10/03/16 (c)	502
200,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (c)	203
		705
Panama (USD) (0%)
70,000	Carnival Corp., 1.88%, 12/15/17	70
Singapore (USD) (0%)
126,000	DBS Bank Ltd. 144A, 0.90%, 7/15/21 (c)	125

Principal or Shares	Security Description	Value (000)
South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (c)	$300
Spain (EUR) (0%)
375,000	Abengoa Greenfield SA 144A, 5.50%, 10/01/19 (c)(d)	314
Spain (USD) (1%)
640,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (c)	641
Sweden (EUR) (0%)
400,000	PKO Finance AB, 3.73%, 10/21/15	442
Sweden (SEK) (1%)
4,300,000	Volvo Treasury AB, 0.96%, 6/03/16	502
Sweden (USD) (1%)
1,000,000	Kommuninvest I Sverige AB 144A, 0.88%, 12/13/16 (c)	1,003
Switzerland (USD) (1%)
780,000	Credit Suisse/New York NY, 1.38%, 5/26/17	780
300,000	Credit Suisse/New York NY, 1.75%, 1/29/18	300
500,000	UBS AG/Stamford CT, 1.80%, 3/26/18	500
		1,580
United Kingdom (EUR) (0%)
370,000	Yorkshire Building Society, 2.13%, 3/18/19	423
United Kingdom (GBP) (1%)
220,000	Prudential PLC, 1.25%, 11/16/15	344
250,000	United Utilities Water PLC, 6.13%, 12/29/15	398
		742
United Kingdom (USD) (4%)
550,000	Abbey National Treasury Services PLC, 1.65%, 9/29/17	552
200,000	Anglo American Capital PLC 144A, 1.24%, 4/15/16 (c)	200
800,000	Bank of England Euro Note 144A, 1.25%, 3/16/18 (c)	804
170,000	BAT International Finance PLC 144A, 0.80%, 6/15/18 (c)	170
220,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (c)	221
440,000	BP Capital Markets PLC, 1.67%, 2/13/18	442
750,000	Granite Master Issuer PLC, 1.05%, 12/17/54	736
390,000	HSBC Bank PLC 144A, 0.91%, 5/15/18 (c)	390
250,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (c)	250
400,000	Nationwide Building Society 144A, 2.35%, 1/21/20 (c)	401
700,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (c)	700
		4,866
United States (EUR) (1%)
500,000	Bank of America Corp., 0.83%, 3/28/18	545
350,000	Citigroup Inc., 1.26%, 11/30/17	384
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	250
		1,179
United States (GBP) (1%)
450,000	JPMorgan Chase & Co., 1.07%, 5/30/17	696
United States (USD) (53%)
380,000	AbbVie Inc., 1.80%, 5/14/18	379

Principal or Shares	Security Description	Value (000)

270,000	AbbVie Inc., 2.50%, 5/14/20	$ 269
420,000	AES Corp./VA, 3.28%, 6/01/19	417
600,000	Air Lease Corp., 4.50%, 1/15/16	608
175,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (c)	183
420,000	Ally Financial Inc., 3.25%, 9/29/17	422
264,778	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (c)	263
315,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	324
460,000	Anthem Inc., 2.38%, 2/15/17	465
160,000	ARAMARK Corp., 5.75%, 3/15/20	168
80,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17	79
160,000	Astoria Financial Corp., 5.00%, 6/19/17	168
110,000	Autodesk Inc., 1.95%, 12/15/17	110
265,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	272
200,000	Bank of America Corp., 0.85%, 5/02/17	199
450,000	Bank of America Corp., 1.33%, 1/15/19	454
310,000	Bank of America Corp., 1.70%, 8/25/17	311
100,000	Bank of America Corp., 3.75%, 7/12/16	102
70,000	Bank of America Corp., 3.88%, 3/22/17	73
170,168	Bank of America Mortgage 2002-K Trust, 2.71%, 10/20/32	172
170,000	Baxalta Inc. 144A, 1.06%, 6/22/18 (c)	170
90,000	Baxalta Inc. 144A, 2.00%, 6/22/18 (c)	90
660,000	Becton Dickinson and Co., 1.45%, 5/15/17	658
125,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	130
250,000	California Earthquake Authority, 1.82%, 7/01/17	252
150,000	Cameron International Corp., 1.40%, 6/15/17	149
90,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	90
195,000	Capital One Financial Corp., 6.15%, 9/01/16	205
370,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	368
350,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	348
90,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	91
150,000	CIT Group Inc., 5.25%, 3/15/18	156
720,000	Citigroup Inc., 1.55%, 8/14/17	718
980,000	Citigroup Inc., 1.80%, 2/05/18	979
400,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	399
725,000	CNH Capital LLC, 3.25%, 2/01/17	732
220,000	CNH Capital LLC, 3.88%, 11/01/15	221
282,794	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (c)	282
495,212	Colony American Homes 2014-2 144A, 1.14%, 7/17/31 (c)	490
250,000	Compass Bank, 1.85%, 9/29/17	250
210,000	ConocoPhillips Co., 1.50%, 5/15/18	209
345,000	Continental Rubber of America Corp. 144A, 4.50%, 9/15/19 (c)	354
354,145	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (c)	334
240,000	CVS Health Corp., 1.90%, 7/20/18	241

Principal or Shares	Security Description	Value (000)

350,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (c)	$ 349
230,000	DISH DBS Corp., 4.63%, 7/15/17	237
200,000	Express Scripts Holding Co., 1.25%, 6/02/17	199
452,850	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	452
238,954	Fannie Mae Connecticut Avenue Securities, 1.14%, 5/25/24	238
1,085,815	Fannie Mae Connecticut Avenue Securities, 1.39%, 7/25/24	1,084
452,392	Fannie Mae Connecticut Avenue Securities, 1.79%, 1/25/24	454
445,611	Fannie Mae Connecticut Avenue Securities, 2.19%, 10/25/23	451
753,839	FDIC Structured Sale Guaranteed Notes 144A, 0.91%, 12/04/20 (c)	757
357,488	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (c)	367
277,201	FDIC Trust 144A, 2.18%, 5/25/50 (c)	279
75,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	75
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	110
125,000	Fifth Third Bancorp, 5.45%, 1/15/17	132
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	300
200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	204
285,974	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.64%, 11/25/23	287
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.14%, 5/25/25	256
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.94%, 3/25/25	295
100,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17	97
142,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	138
300,000	GATX Corp., 2.50%, 7/30/19	298
600,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	598
320,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	325
650,000	Glencore Funding LLC 144A, 1.65%, 1/15/19 (c)	646
280,000	Glencore Funding LLC 144A, 2.13%, 4/16/18 (c)	276
410,000	Goldman Sachs Group Inc., 1.50%, 4/30/18	414
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	213
198,758	GSAMP Trust 2004-SEA2, 0.84%, 3/25/34	199
380,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (c)	378
390,000	Hertz Corp., 6.75%, 4/15/19	404
180,000	Hess Corp., 1.30%, 6/15/17	178
630,000	Hewlett-Packard Co., 1.23%, 1/14/19	622
532,151	Hilton USA Trust 2013-HLF 144A, 1.19%, 11/05/30 (c)	532
450,000	HSBC USA Inc., 1.70%, 3/05/18	450
250,000	Huntington National Bank, 1.38%, 4/24/17	249

45    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

370,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (c)	$ 369
190,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (c)	190
100,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (c)	101
100,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (c)	102
140,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (c)	145
250,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	253
380,000	International Lease Finance Corp., 2.24%, 6/15/16	379
410,000	International Lease Finance Corp., 3.88%, 4/15/18	416
350,201	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (c)	350
1,300,000	Invitation Homes 2014-SFR1 Trust 144A, 1.19%, 6/17/31 (c)	1,291
840,000	Invitation Homes 2014-SFR2 Trust 144A, 1.29%, 9/17/31 (c)	837
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	282
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.44%, 1/15/32 (c)	500
200,000	JPMorgan Chase & Co., 1.20%, 1/25/18	201
570,000	JPMorgan Chase & Co., 1.35%, 2/15/17	571
100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	100
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	109
370,000	Kraft Heinz Foods Co. 144A, 1.60%, 6/30/17 (c)	371
320,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (c)	321
580,000	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (c)	581
118,698	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (c)	130
370,000	L-3 Communications Corp., 1.50%, 5/28/17	367
190,000	Liberty Property LP, 6.63%, 10/01/17	209
600,000	Martin Marietta Materials Inc., 1.38%, 6/30/17	598
58,527	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	59
370,000	Mobile Mini Inc., 7.88%, 12/01/20	387
300,000	Morgan Stanley, 1.03%, 7/23/19	298
650,000	Morgan Stanley, 1.44%, 1/27/20	657
400,000	Morgan Stanley, 5.45%, 1/09/17	422
250,000	Morgan Stanley, 6.63%, 4/01/18	280
100,000	Murphy Oil Corp., 2.50%, 12/01/17	99
70,000	Mylan Inc./PA, 1.80%, 6/24/16	70
500,000	Nabors Industries Inc., 2.35%, 9/15/16	499
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	199
110,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (c)	109
400,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (c)	402
200,000	Prudential Financial Inc., 1.05%, 8/15/18	201
760,000	QUALCOMM Inc., 1.40%, 5/18/18	751
270,000	Regions Financial Corp., 2.00%, 5/15/18	269
283,819	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	237

Principal or Shares	Security Description	Value (000)

200,000	Reynolds American Inc., 3.25%, 6/12/20	$ 203
505,000	RJS Power Holdings LLC 144A, 4.63%, 7/15/19 (c)	492
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	230
200,000	SABMiller Holdings Inc. 144A, 0.99%, 8/01/18 (c)	200
300,000	Santander Bank NA, 2.00%, 1/12/18	300
100,000	SBA Communications Corp., 5.63%, 10/01/19	105
199,694	Sequoia Mortgage Trust, 1.45%, 2/25/43	194
229,104	Sequoia Mortgage Trust, 1.55%, 4/25/43	223
94,512	Sequoia Mortgage Trust, 3.50%, 4/25/42	96
700,000	Southern California Edison Co., 1.85%, 2/01/22	701
213,583	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (c)	214
67,292	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (c)	68
318,228	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (c)	320
465,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	489
120,000	Synchrony Financial, 1.53%, 2/03/20	119
170,000	Synchrony Financial, 1.88%, 8/15/17	170
220,000	Synchrony Financial, 3.00%, 8/15/19	222
235,000	Tenet Healthcare Corp., 6.25%, 11/01/18	257
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
290,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (c)	293
360,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (c)	370
390,000	Toyota Motor Credit Corp., 1.55%, 7/13/18	390
4,005,000	U.S. Treasury Note, 0.50%, 1/31/17 (e)(f)	4,004
800,000	U.S. Treasury Note, 0.88%, 11/15/17	802
240,000	U.S. Treasury Note, 0.88%, 7/15/18	239
1,960,000	U.S. Treasury Note, 1.00%, 9/15/17	1,972
4,410,000	U.S. Treasury Note, 1.00%, 2/15/18	4,426
110,000	U.S. Treasury Note, 1.13%, 6/15/18	111
150,000	UnitedHealth Group Inc., 1.45%, 7/17/17	150
180,000	UnitedHealth Group Inc., 1.90%, 7/16/18	181
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
390,000	Verizon Communications Inc., 1.35%, 6/09/17	390
250,000	Verizon Communications Inc., 2.04%, 9/14/18	258
560,000	Volkswagen Group of America Finance LLC 144A, 1.25%, 5/23/17 (c)	560
291,341	VOLT XXII LLC 144A, 3.50%, 2/25/55 (c)	292
147,697	VOLT XXV LLC 144A, 3.50%, 6/26/45 (c)	148
474,845	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (c)	475
240,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (c)	240
390,000	Windstream Corp., 7.88%, 11/01/17	396
120,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (c)	121
230,000	WPX Energy Inc., 5.25%, 1/15/17	235
280,000	Zimmer Holdings Inc., 2.00%, 4/01/18	280
100,000	Zimmer Holdings Inc., 2.70%, 4/01/20	100
		61,005
Virgin Islands (British) (USD) (1%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	200
300,000	CNPC General Capital Ltd. 144A, 1.18%, 5/14/17 (c)	299
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (c)	198

Principal or Shares	Security Description	Value (000)

210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (c)	$207
		904
Total Bonds (Cost - $111,488)		109,842
Purchased Put Options (0%)
447	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16	25
352	Eurodollar 1-Year Mid-Curve Option, 97.875, 12/11/15	11
Total Purchased Put Options (Cost - $144)		36
Exchange Traded Fund (0%)
3,285	iShares iBoxx $ High Yield Corporate Bond ETF
	(Cost - $289)	289
Investment Company (2%)
1,815,137	Payden Cash Reserves Money Market Fund *
	(Cost - $1,815)	1,815
Total (Cost - $116,270) (99%)		114,513
Other Assets, net of Liabilities (1%)		764
Net Assets (100%)		$115,277

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Principal in foreign currency.
(e)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/10/2015	Canadian Dollar (Sell 2,194)	Royal Bank of Canada	$55
8/10/2015	Euro (Sell 3,254)	Citibank, N.A.	24
8/17/2015	India Rupee (Buy 38,290)	Barclays Bank PLC	10
8/19/2015	Mexican Peso (Sell 36,500)	Credit Suisse First Boston International	141
8/10/2015	Swedish Krona (Sell 4,336)	BNP PARIBAS	10

			$240

Liabilities:
8/10/2015	British Pound (Sell 1,712)	HSBC Bank USA, N.A.	$(2)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
179	90-Day Eurodollar Future	Dec-15	$ 44,515	$31
179	90-Day Eurodollar Future	Dec-16	(44,173)	(36)
36	U.S. Dollar 5 Year Prime Future	Sep-15	(3,687)	(23)
21	U.S. Treasury 2 Year Note Future	Oct-15	4,601	10
32	U.S. Treasury 5 Year Note Future	Oct-15	3,835	17
7	U.S. Treasury Ultra Bond Future	Sep-15	(1,117)	(10)

				$(11)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.IG.24	(1.00)%	Chicago Mercantile	Jun-20	USD 7,500	$(111)

47	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (83%)
Australia (USD) (2%)
250,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	$254
260,000	Macquarie Group Ltd. 144A, 1.30%, 1/31/17 (a)	262
200,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	197
400,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	387
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	185
		1,285
Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24 (a)	142
50,000	Austria Government Bond 144A, 3.15%, 6/20/44 (a)	75
		217
Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25 (a)	109
150,000	Belgium Government Bond 144A, 1.00%, 6/22/31 (a)	154
250,000	Belgium Government Bond, 3.00%, 9/28/19	308
		571
Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	180
Canada (CAD) (2%)
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	859
300,000	Canadian Government Bond, 5.00%, 6/01/37	346
100,000	Canadian Government Bond, 5.75%, 6/01/29	113
		1,318
Chile (USD) (1%)
300,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	296
Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	236
235,000	Danske Bank A/S, 3.88%, 10/04/23	277
		513
Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	202
Finland (EUR) (0%)
70,000	Finland Government Bond, 2.75%, 7/04/28 (b)	93
France (CAD) (0%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	267
France (EUR) (3%)
200,000	BPCE SA, 2.75%, 7/08/26	223
1,600,000	France Government Bond OAT, 1.75%, 5/25/23	1,910
120,000	France Government Bond OAT, 3.25%, 5/25/45	174
		2,307
France (GBP) (1%)
100,000	AXA SA, 5.63%, 1/16/54	167
100,000	Cie de St-Gobain, 4.63%, 10/09/29	169
		336
Germany (EUR) (3%)
750,000	Bundesrepublik Deutschland, 2.50%, 1/04/21	932

Principal or Shares	Security Description	Value (000)

100,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	$159
300,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	534
200,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	384
		2,009
Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (a)	198
Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich Insurance Co. Ltd., 4.25%, 10/02/43	234
50,000	GE Capital European Funding, 2.25%, 7/20/20	59
100,000	Ireland Government Bond, 3.40%, 3/18/24	131
		424
Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	221
Ireland (USD) (0%)
250,000	Perrigo Finance PLC, 3.50%, 12/15/21	250
Italy (EUR) (7%)
2,150,000	Italy Buoni Poliennali Del Tesoro, 3.50%, 12/01/18	2,605
850,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/01/18	1,050
700,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	937
220,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	339
		4,931
Jamaica (USD) (0%)
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	201
Japan (GBP) (0%)
120,000	Sumitomo Mitsui Banking Corp., 1.12%, 3/18/16	188
Japan (JPY) (9%)
200,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	1,682
160,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	1,373
95,500,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	880
70,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	668
120,000,000	Japan Government Twenty Year Bond, 1.00%, 3/20/23	1,025
50,000,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	448
		6,076
Japan (USD) (1%)
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	200
200,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	213
		413

Principal or Shares	Security Description	Value (000)
Kenya (USD) (0%)
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	$202
Luxembourg (EUR) (0%)
100,000	KBC Internationale Financieringsmaatschappij NV, 2.13%, 9/10/18	115
Luxembourg (USD) (0%)
100,000	Actavis Funding SCS, 3.80%, 3/15/25	98
Netherlands (EUR) (1%)
680,000	Netherlands Government Bond 144A, 2.25%, 7/15/22 (a)	842
Netherlands (USD) (1%)
260,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.63%, 12/01/23	269
200,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	215
		484
Panama (USD) (0%)
200,000	Panama Government International Bond, 3.75%, 3/16/25	200
Spain (EUR) (2%)
180,000	Spain Government Bond, 2.75%, 4/30/19	214
140,000	Spain Government Bond, 4.20%, 1/31/37	191
500,000	Spain Government Bond, 5.85%, 1/31/22	704
		1,109
Sweden (EUR) (0%)
200,000	SBAB Bank AB, 2.38%, 9/04/20	235
United Kingdom (EUR) (1%)
200,000	Aviva PLC, 3.88%, 7/03/44	226
230,000	Leeds Building Society, 1.38%, 5/05/22	247
200,000	Yorkshire Building Society, 1.25%, 3/17/22	215
		688
United Kingdom (GBP) (5%)
110,000	Aviva PLC, 6.13%, 11/14/36	191
75,000	Barclays Bank PLC, 6.75%, 1/16/23	127
120,000	BUPA Finance PLC, 5.00%, 4/25/23	195
110,000	HSBC Bank PLC, 5.38%, 11/04/30	189
100,000	InterContinental Hotels Group PLC, 6.00%, 12/09/16	165
150,000	Nationwide Building Society, 2.25%, 4/29/22	229
150,000	Society of Lloyd’s, 4.75%, 10/30/24	244
150,000	United Kingdom Gilt, 2.25%, 9/07/23	242
260,000	United Kingdom Gilt, 4.25%, 12/07/55	594
200,000	United Kingdom Gilt, 4.75%, 3/07/20	361
300,000	United Kingdom Gilt, 4.75%, 12/07/38	656
150,000	United Kingdom Gilt, 5.00%, 3/07/25	298
150,000	Virgin Money PLC, 2.25%, 4/21/20	229
		3,720
United Kingdom (USD) (3%)
350,000	Barclays PLC, 2.88%, 6/08/20	350
950,000	Imperial Tobacco Finance PLC 144A, 2.95%, 7/21/20 (a)	947
300,000	Lloyds Bank PLC, 1.75%, 5/14/18	300
100,000	Nationwide Building Society 144A, 6.25%, 2/25/20 (a)	117
		1,714
United States (EUR) (1%)
150,000	BlackRock Inc., 1.25%, 5/06/25	157

Principal or Shares	Security Description	Value (000)

140,000	Discovery Communications LLC, 1.90%, 3/19/27	$142
350,000	Eli Lilly & Co., 1.63%, 6/02/26	382
100,000	Morgan Stanley, 5.38%, 8/10/20	133
100,000	National Grid North America Inc., 1.75%, 2/20/18	114
		928
United States (GBP) (0%)
110,000	Textron Inc., 6.63%, 4/07/20	198
United States (USD) (37%)
225,000	21st Century Fox America Inc., 4.50%, 2/15/21	245
140,000	AbbVie Inc., 2.50%, 5/14/20	139
140,000	AbbVie Inc., 3.20%, 11/06/22	139
150,000	Air Lease Corp., 4.25%, 9/15/24	149
300,000	Amazon.com Inc., 2.50%, 11/29/22	287
300,000	Amgen Inc., 2.70%, 5/01/22	292
300,000	Amgen Inc., 3.63%, 5/15/22	305
210,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19	201
450,000	AT&T Inc., 3.00%, 6/30/22	436
120,000	Bank of America Corp., 4.00%, 4/01/24	123
130,000	Bank of America Corp., 6.88%, 4/25/18	147
155,000	Baxalta Inc. 144A, 3.60%, 6/23/22 (a)	155
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	222
100,000	BioMed Realty LP, 3.85%, 4/15/16	102
140,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	140
225,000	Boston Scientific Corp., 2.85%, 5/15/20	224
300,000	Capital One Financial Corp., 4.75%, 7/15/21	324
300,000	Celgene Corp., 3.25%, 8/15/22	296
180,000	Continental Resources Inc./OK, 5.00%, 9/15/22	172
460,000	CVS Health Corp., 2.80%, 7/20/20	465
90,000	Dignity Health, 3.13%, 11/01/22	90
300,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	302
152,000	Dow Chemical Co., 9.40%, 5/15/39	232
420,000	FNMA 30YR TBA, 4.50% (c)	456
200,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	200
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	175
118,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	115
110,000	FS Investment Corp., 4.25%, 1/15/20	112
50,000	General Electric Capital Corp., 5.88%, 1/14/38	61
300,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	302
45,752	GreenPoint Mortgage Funding Trust, 0.75%, 6/25/45	25
215,000	Health Care REIT Inc., 4.95%, 1/15/21	235
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	196
280,000	Hyundai Capital America 144A, 2.60%, 3/19/20 (a)	279
17,105	Indymac Index Mortgage Loan Trust, 2.65%, 10/25/34	17
320,000	JPMorgan Chase & Co., 3.20%, 1/25/23	318
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	118
250,000	Kinder Morgan Inc./DE, 4.30%, 6/01/25	238
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	268
450,000	Kraft Heinz Foods Co. 144A, 2.80%, 7/02/20 (a)	452
75,000	Lam Research Corp., 3.80%, 3/15/25	73

49	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

145,000	McKesson Corp., 3.80%, 3/15/24	$148
115,000	MDC Holdings Inc., 6.00%, 1/15/43	98
45,000	MetLife Inc., 6.40%, 12/15/36	50
55,000	MetLife Inc., 10.75%, 8/01/39	87
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23 (a)	199
300,000	Morgan Stanley, 3.88%, 4/29/24	305
100,000	Murphy Oil Corp., 2.50%, 12/01/17	99
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	261
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	63
150,000	Old Republic International Corp., 4.88%, 10/01/24	157
300,000	Oracle Corp., 2.50%, 5/15/22	292
75,000	Owens Corning, 4.20%, 12/15/22	76
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	96
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (a)	201
160,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	156
110,000	Prudential Financial Inc., 5.63%, 6/15/43	114
152,000	Prudential Financial Inc., 7.38%, 6/15/19	180
125,000	Quest Diagnostics Inc., 3.50%, 3/30/25	120
300,000	Ryder System Inc., 2.50%, 5/11/20	299
110,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	108
105,000	Select Income REIT, 4.50%, 2/01/25	103
150,000	Sempra Energy, 9.80%, 2/15/19	188
110,000	State Street Corp., 4.96%, 3/15/18	118
200,000	Synchrony Financial, 4.25%, 8/15/24	200
175,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	177
450,000	U.S. Treasury Bill, 0.00%, 11/05/15 (d)	450
180,000	U.S. Treasury Bond, 4.38%, 2/15/38	229
3,250,000	U.S. Treasury Note, 0.38%, 1/15/16 (e)	3,253
1,000,000	U.S. Treasury Note, 0.75%, 3/31/18	996
226,000	U.S. Treasury Note, 0.88%, 1/31/17 (e)	227
3,100,000	U.S. Treasury Note, 0.88%, 2/28/17	3,117
1,200,000	U.S. Treasury Note, 1.25%, 4/30/19	1,200
2,200,000	U.S. Treasury Note, 1.50%, 5/31/20	2,198
700,000	U.S. Treasury Note, 3.00%, 5/15/42	711
300,000	UnitedHealth Group Inc., 1.90%, 7/16/18	301
170,000	Verizon Communications Inc., 6.40%, 2/15/38	198
80,000	Wachovia Corp., 5.50%, 8/01/35	90
300,000	Wells Fargo & Co., 4.48%, 1/16/24	316
		26,008
Total Bonds (Cost - $60,453)		59,037
Investment Company (19%)
3,008,284	Payden Cash Reserves Money Market Fund *	3,008
316,916	Payden Emerging Markets Bond Fund, SI Class *	4,234
90,449	Payden Emerging Markets Local Bond Fund, Investor Class *	639
99,500	Payden Floating Rate Fund, SI Class *	995
651,672	Payden High Income Fund, Investor Class *	4,262
Total Investment Company (Cost - $14,361)		13,138

Principal or Shares	Security Description	Value (000)

Total (Cost - $74,814) (102%)		$72,175
Liabilities in excess of Other Assets (-2%)		(1,306)
Net Assets (100%)		$70,869

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
8/10/2015	Australian Dollar (Sell 423)	BNP PARIBAS	$7
10/29/2015	Australian Dollar (Sell 5,805)	Credit Suisse First Boston International	10
8/28/2015	British Pound (Sell 274)	HSBC Bank USA, N.A.	3
10/20/2015	British Pound (Buy 995)	State Street Bank & Trust Co.	4
8/10/2015	Canadian Dollar (Sell 2,385)	Royal Bank of Canada	60
8/10/2015	Euro (Sell 5,907)	Citibank, N.A.	43
8/10/2015	Euro (Sell 4,582)	Royal Bank of Canada	17
8/10/2015	Euro (Sell 5,486)	State Street Bank & Trust Co.	41
8/17/2015	India Rupee (Buy 77,480)	Barclays Bank PLC	20
8/10/2015	Japanese Yen (Sell 35,000)	Barclays Bank PLC	3
8/10/2015	Japanese Yen (Sell 763,400)	Barclays Bank PLC	80
8/20/2015	Singapore Dollar (Sell 160)	Barclays Bank PLC	—
8/20/2015	Singapore Dollar (Sell 1,205)	Barclays Bank PLC	23
8/10/2015	Swiss Franc (Sell 215)	BNP PARIBAS	6
8/28/2015	Swiss Franc (Sell 29)	BNP PARIBAS	—

			$317

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
8/28/2015	Australian Dollar (Buy 423)	The Royal Bank of Scotland PLC	$(29)
8/10/2015	British Pound (Sell 2,728)	HSBC Bank USA, N.A.	(8)
8/28/2015	Canadian Dollar (Buy 285)	Royal Bank of Canada	(19)
10/13/2015	Euro (Sell 103)	BNP PARIBAS	(1)
10/13/2015	Euro (Sell 1,845)	BNP PARIBAS	(7)
11/17/2015	Euro (Sell 1,294)	HSBC Bank USA, N.A.	(18)
8/28/2015	Euro (Buy 3,146)	Royal Bank of Canada	(151)
8/17/2015	India Rupee (Buy 13,350)	Barclays Bank PLC	(1)
8/28/2015	Japanese Yen (Buy 46,600)	The Royal Bank of Scotland PLC	(15)
10/21/2015	Japanese Yen (Sell 191,480)	UBS AG	(2)
8/20/2015	Philippine Peso (Buy 45,380)	HSBC Bank USA, N.A.	(22)
8/28/2015	Swiss Franc (Buy 244)	The Royal Bank of Scotland PLC	(15)

			$(288)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
81	90-Day Euro Dollar Future	Dec-15	$20,144	$4
81	90-Day Euro Dollar Future	Dec-16	(19,989)	3
34	Australian 3 Year Bond Future	Sep-15	2,780	15
115	Bank Accept Future	Dec-15	21,844	24
115	Bank Accept Future	Sep-16	(21,827)	(26)
2	Canadian 10 Year Bond Future	Sep-15	219	4
9	Euro-Bobl Future	Sep-15	1,288	5
5	Euro-Bund Future	Sep-15	(848)	(4)
15	Euro-Schatz Future	Sep-15	1,833	1
1	U.S. Long Bond Future	Sep-15	(156)	(2)
38	U.S. Treasury 10 Year Note Future	Sep-15	(6,754)	(67)
10	U.S. Treasury 2 Year Note Future	Oct-15	2,191	2
90	U.S. Treasury 5 Year Note Future	Oct-15	(8,509)	(39)
7	U.S. Ultra Long Bond Future	Sep-15	1,117	26

				$(54)

51	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Argentina (USD) (2%)
13,522,500	Argentine Republic Government International Bond, 2.50%, 12/31/38 (a)(b)	$7,938
10,725,591	Argentine Republic Government International Bond, 8.28%, 12/31/33 (a)(b)	10,323
2,760,000	Argentine Republic Government International Bond, 8.75%, 6/02/17 (a)(b)	2,678
3,540,000	YPF SA 144A, 8.50%, 7/28/25 (c)	3,419
		24,358
Armenia (USD) (2%)
12,456,000	Republic of Armenia 144A, 6.00%, 9/30/20 (c)	12,377
5,550,000	Republic of Armenia 144A, 7.15%, 3/26/25 (c)	5,515
		17,892
Australia (USD) (1%)
8,995,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (c)	9,486
Austria (USD) (0%)
750,000	ESAL GmbH 144A, 6.25%, 2/05/23 (c)	741
1,580,000	JBS Investments GmbH 144A, 7.25%, 4/03/24 (c)	1,627
		2,368
Azerbaijan (USD) (1%)
4,445,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	4,242
7,530,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	7,036
		11,278
Barbados (USD) (0%)
2,270,000	Columbus International Inc. 144A, 7.38%, 3/30/21 (c)	2,420
Belarus (USD) (1%)
8,910,000	Republic of Belarus, 8.95%, 1/26/18	9,031
Bermuda (USD) (0%)
2,330,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (c)	2,313
Brazil (USD) (4%)
2,870,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 5.75%, 9/26/23 (c)	2,870
1,535,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 6.50%, 6/10/19 (c)	1,644
2,920,000	Brazilian Government International Bond, 2.63%, 1/05/23	2,548
16,420,000	Brazilian Government International Bond, 4.25%, 1/07/25	15,513
1,090,000	Brazilian Government International Bond, 4.88%, 1/22/21	1,128
1,520,000	Brazilian Government International Bond, 5.63%, 1/07/41	1,413
2,580,000	Brazilian Government International Bond, 8.25%, 1/20/34	3,102
5,350,000	Cielo SA/Cielo USA Inc. 144A, 3.75%, 11/16/22 (c)	4,882
705,000	Embraer SA, 5.15%, 6/15/22	718
4,880,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (c)	2,416
		36,234

Principal or Shares	Security Description	Value (000)
Canada (USD) (1%)
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	$205
1,610,000	Evraz Inc. NA/Canada 144A, 7.50%, 11/15/19 (c)	1,602
3,035,000	First Quantum Minerals Ltd. 144A, 6.75%, 2/15/20 (c)	2,352
1,080,000	First Quantum Minerals Ltd. 144A, 7.25%, 10/15/19 (c)	891
3,910,000	Pacific Rubiales Energy Corp. 144A, 5.38%, 1/26/19 (c)	2,786
		7,836
Cayman Islands (USD) (2%)
2,140,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (c)	2,231
4,320,000	Agricola Senior Trust 144A, 6.75%, 6/18/20 (c)	4,490
3,430,000	Baidu Inc., 4.13%, 6/30/25	3,407
2,540,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (c)	2,144
3,772,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 6/30/21 (c)	2,735
2,595,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (c)	1,810
		16,817
Chile (USD) (2%)
2,480,000	Corp. Nacional del Cobre de Chile 144A, 3.88%, 11/03/21 (c)	2,512
3,400,000	Corp. Nacional del Cobre de Chile 144A, 4.88%, 11/04/44 (c)	3,240
4,155,000	Corp. Nacional del Cobre de Chile 144A, 5.63%, 10/18/43 (c)	4,435
5,000,000	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (c)	4,942
7,510,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (c)	7,404
		22,533
China (USD) (1%)
4,750,000	Bank of China Ltd. 144A, 5.00%, 11/13/24 (c)	4,905
1,710,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	1,735
		6,640
Colombia (USD) (2%)
5,840,000	Colombia Government International Bond, 4.00%, 2/26/24	5,831
1,250,000	Colombia Government International Bond, 5.00%, 6/15/45	1,166
2,060,000	Colombia Government International Bond, 5.63%, 2/26/44	2,101
4,270,000	Colombia Government International Bond, 6.13%, 1/18/41	4,633
3,765,000	Colombia Government International Bond, 7.38%, 9/18/37	4,640
1,185,000	Ecopetrol SA, 5.38%, 6/26/26	1,151
2,115,000	Ecopetrol SA, 5.88%, 9/18/23	2,194
2,240,000	Ecopetrol SA, 5.88%, 5/28/45	1,966
		23,682

Principal or Shares	Security Description	Value (000)
Costa Rica (USD) (2%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (c)	$4,908
4,710,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (c)	4,793
2,160,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (c)	2,087
6,375,000	Republic of Costa Rica 144A, 7.00%, 4/04/44 (c)	6,120
		17,908
Croatia (USD) (2%)
2,550,000	Croatia Government International Bond 144A, 6.00%, 1/26/24 (c)	2,694
3,625,000	Croatia Government International Bond, 6.38%, 3/24/21 (d)	3,919
9,470,000	Croatia Government International Bond, 6.75%, 11/05/19 (d)	10,464
4,315,000	Hrvatska Elektroprivreda 144A, 6.00%, 11/09/17 (c)	4,520
		21,597
Dominica Republic (USD) (3%)
3,250,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (c)	3,364
8,230,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (c)	8,312
2,985,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (c)	3,251
3,450,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (c)	3,519
7,475,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (c)	8,073
3,625,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (c)	4,069
		30,588
El Salvador (USD) (1%)
4,615,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (c)	4,378
1,980,000	Republic of El Salvador 144A, 6.38%, 1/18/27 (c)	1,897
		6,275
Georgia (USD) (2%)
4,120,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (c)	4,295
8,385,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (c)	8,867
4,575,000	Republic of Georgia 144A, 6.88%, 4/12/21 (c)	4,871
		18,033
Ghana (USD) (2%)
8,550,000	Republic of Ghana 144A, 7.88%, 8/07/23 (c)	8,037
9,430,000	Republic of Ghana 144A, 8.13%, 1/18/26 (c)	8,787
6,465,000	Republic of Ghana, 8.50%, 10/04/17 (d)	6,691
		23,515
Guatemala (USD) (0%)
4,160,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (c)	4,462
Honduras (USD) (1%)
6,340,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (c)	6,895
4,335,000	Republic of Honduras 144A, 8.75%, 12/16/20 (c)	4,952
		11,847

Principal or Shares	Security Description	Value (000)
Hungary (USD) (3%)
3,120,000	Hungary Government International Bond, 5.38%, 3/25/24	$3,422
5,480,000	Magyar Export-Import Bank Zrt 144A, 4.00%, 1/30/20 (c)	5,547
2,495,000	MFB Magyar Fejlesztesi Bank Zrt 144A, 6.25%, 10/21/20 (c)	2,800
6,120,000	Republic of Hungary, 4.13%, 2/19/18	6,392
6,330,000	Republic of Hungary, 6.25%, 1/29/20	7,170
		25,331
India (USD) (1%)
2,470,000	Adani Ports & Special Economic Zone Ltd. 144A, 3.50%, 7/29/20 (c)	2,465
5,080,000	Export-Import Bank of India, 4.00%, 1/14/23	5,164
1,971,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	2,001
		9,630
Indonesia (USD) (5%)
3,760,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (c)	3,722
4,310,000	Indonesia Government International Bond 144A, 5.13%, 1/15/45 (c)	4,159
3,660,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (c)	3,953
4,710,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (c)	5,263
4,975,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (c)	6,704
2,770,000	Indonesia Government International Bond, 8.50%, 10/12/35 (d)	3,733
815,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (c)	846
10,630,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (c)	9,820
4,970,000	Perusahaan Gas Negara Persero Tbk PT 144A, 5.13%, 5/16/24 (c)	5,037
2,300,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (c)	2,254
		45,491
Israel (USD) (0%)
3,560,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (c)	3,662
Ivory Coast (USD) (1%)
11,710,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (c)	10,866
Jamaica (USD) (2%)
7,970,000	Jamaica Government International Bond, 6.75%, 4/28/28	8,010
4,215,000	Jamaica Government International Bond, 7.63%, 7/09/25	4,721
3,340,000	Jamaica Government International Bond, 7.88%, 7/28/45	3,323
		16,054
Kazakhstan (USD) (3%)
10,230,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (c)	9,205
4,110,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (c)	3,622
1,910,000	Kazakhstan Government International Bond 144A, 4.88%, 10/14/44 (c)	1,584

53	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,170,000	Kazakhstan Government International Bond 144A, 6.50%, 7/21/45 (c)	$2,161
1,050,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/30/43 (c)	835
3,310,000	KazMunayGas National Co. JSC 144A, 6.00%, 11/07/44 (c)	2,680
4,860,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (c)	5,067
		25,154
Kenya (USD) (1%)
13,381,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (c)	13,499
Luxembourg (USD) (1%)
1,690,000	Actavis Funding SCS, 4.55%, 3/15/35	1,593
4,250,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (c)	4,312
4,720,000	Millicom International Cellular SA 144A, 6.63%, 10/15/21 (c)	4,932
		10,837
Malaysia (USD) (0%)
2,220,000	Petronas Capital Ltd. 144A, 3.50%, 3/18/25 (c)	2,188
2,205,000	Petronas Capital Ltd. 144A, 4.50%, 3/18/45 (c)	2,126
		4,314
Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,765
71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (c)	4,385
		6,150
Mexico (USD) (5%)
2,870,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (c)	2,978
4,985,000	Comision Federal de Electricidad 144A, 6.13%, 6/16/45 (c)	5,078
1,806,778	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (c)	1,825
2,749,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (c)	2,890
920,000	JB y Co. SA de CV 144A, 3.75%, 5/13/25 (c)	902
2,280,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (c)	2,140
3,530,000	Mexico Government International Bond, 4.00%, 10/02/23	3,645
9,865,000	Mexico Government International Bond, 4.60%, 1/23/46	9,335
443,000	Mexico Government International Bond, 5.55%, 1/21/45	480
2,520,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,600
12,040,000	Petroleos Mexicanos, 6.63%, 6/15/35	12,943
3,030,000	Unifin Financiera SA de CV 144A, 6.25%, 7/22/19 (c)	2,975
		47,791
Mongolia (USD) (0%)
1,460,000	Republic of Mongolia 144A, 5.13%, 12/05/22 (c)	1,263
Morocco (USD) (1%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,982
7,150,000	OCP SA 144A, 5.63%, 4/25/24 (c)	7,516
		9,498
Netherlands (USD) (2%)
4,140,000	Ajecorp BV 144A, 6.50%, 5/14/22 (c)	3,089

Principal or Shares	Security Description	Value (000)

8,560,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (c)	$8,954
3,980,000	Kazakhstan Temir Zholy Finance BV 144A, 6.95%, 7/10/42 (c)	3,619
2,310,000	VimpelCom Holdings BV 144A, 5.20%, 2/13/19 (c)	2,276
2,890,000	VimpelCom Holdings BV 144A, 7.50%, 3/01/22 (c)	2,926
2,370,000	VTR Finance BV 144A, 6.88%, 1/15/24 (c)	2,417
		23,281
Nigeria (USD) (1%)
3,515,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (c)	3,581
3,740,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (c)	3,577
		7,158
Pakistan (USD) (1%)
5,540,000	Pakistan Government International Bond 144A, 7.25%, 4/15/19 (c)	5,796
1,665,000	Pakistan Government International Bond 144A, 8.25%, 4/15/24 (c)	1,786
		7,582
Panama (USD) (4%)
3,660,000	AES El Salvador Trust II 144A, 6.75%, 3/28/23 (c)	3,495
3,180,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (c)	3,208
4,105,000	Panama Government International Bond, 3.75%, 3/16/25	4,105
4,180,000	Republic of Panama, 5.20%, 1/30/20	4,613
14,840,000	Republic of Panama, 6.70%, 1/26/36	18,624
3,135,000	Republic of Panama, 9.38%, 4/01/29	4,710
		38,755
Paraguay (USD) (1%)
790,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (c)	802
7,550,000	Republic of Paraguay 144A, 6.10%, 8/11/44 (c)	7,871
		8,673
Peru (USD) (3%)
2,920,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (c)	3,212
5,110,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 7/15/25 (c)	5,187
5,160,000	Peruvian Government International Bond, 5.63%, 11/18/50	5,831
4,280,000	Peruvian Government International Bond, 7.35%, 7/21/25	5,585
5,345,000	Republic of Peru, 6.55%, 3/14/37	6,694
4,940,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (c)	4,916
		31,425
Philippines (USD) (2%)
1,230,000	Power Sector Assets & Liabilities Management Corp. 144A, 7.39%, 12/02/24 (c)	1,624
2,610,000	Republic of Philippines, 4.20%, 1/21/24	2,877
7,765,000	Republic of Philippines, 6.38%, 10/23/34	10,444
4,993,000	Republic of Philippines, 7.75%, 1/14/31	7,290
		22,235

Principal or Shares	Security Description	Value (000)
Romania (USD) (2%)
4,690,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (c)	$4,912
8,940,000	Romanian Government International Bond 144A, 4.88%, 1/22/24 (c)	9,644
3,620,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (c)	4,190
4,270,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (c)	5,055
		23,801
Russian Federation (USD) (1%)
2,000,000	Russian Foreign Bond - Eurobond 144A, 3.50%, 1/16/19 (c)	1,985
5,700,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (c)	5,565
		7,550
Senegal (USD) (2%)
11,675,000	Republic of Senegal 144A, 6.25%, 7/30/24 (c)	11,313
7,550,000	Republic of Senegal 144A, 8.75%, 5/13/21 (c)	8,506
		19,819
Serbia (USD) (1%)
5,560,000	Republic of Serbia 144A, 5.25%, 11/21/17 (c)	5,788
6,550,000	Republic of Serbia 144A, 5.88%, 12/03/18 (c)	6,924
		12,712
Singapore (INR) (0%)
70,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	1,075
Singapore (USD) (0%)
2,125,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (c)	2,141
South Africa (USD) (2%)
8,190,000	Eskom Holdings SOC Ltd. 144A, 5.75%, 1/26/21 (c)	7,998
2,080,000	South Africa Government International Bond, 5.50%, 3/09/20	2,273
4,080,000	South Africa Government International Bond, 5.88%, 5/30/22	4,545
4,070,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (c)	3,910
		18,726
Sri Lanka (USD) (3%)
2,570,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (c)	2,676
4,630,000	National Savings Bank 144A, 8.88%, 9/18/18 (c)	5,012
12,270,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (c)	12,224
4,430,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (c)	4,447
2,565,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (c)	2,642
		27,001
Sweden (USD) (1%)
4,150,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (c)	4,570
Tanzania (USD) (1%)
9,320,000	United Republic of Tanzania, 6.40%, 3/09/20 (d)	9,355
Tunisia (USD) (1%)
9,580,000	Banque Centrale de Tunisie SA 144A, 5.75%, 1/30/25 (c)	9,305
Turkey (USD) (4%)
7,540,000	Export Credit Bank of Turkey 144A, 5.00%, 9/23/21 (c)	7,606

Principal or Shares	Security Description	Value (000)

2,120,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (c)	$2,252
2,700,000	Republic of Turkey, 4.88%, 4/16/43	2,440
6,060,000	Republic of Turkey, 6.25%, 9/26/22	6,710
4,570,000	Republic of Turkey, 6.88%, 3/17/36	5,273
4,610,000	Republic of Turkey, 7.38%, 2/05/25	5,497
3,700,000	Republic of Turkey, 8.00%, 2/14/34	4,750
4,570,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (c)	4,695
		39,223
Ukraine (USD) (1%)
5,645,000	Ukraine Government International Bond 144A, 7.50%, 4/17/23 (c)	3,373
3,600,000	Ukraine Government International Bond 144A, 7.75%, 9/23/20 (c)	2,098
5,830,000	Ukraine Government International Bond 144A, 7.80%, 11/28/22 (c)	3,457
		8,928
United Arab Emirates (USD) (0%)
2,870,000	DP World Ltd. 144A, 3.25%, 5/18/20 (c)	2,888
United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (c)	4,384
81,000,000	Standard Chartered Bank/Singapore, 7.16%, 5/23/23	1,203
250,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (c)	3,841
234,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	3,595
50,000,000	Standard Chartered Bank/Singapore, 8.83%, 11/29/23	817
43,000,000	Standard Chartered Bank/Singapore, 9.34%, 8/27/24	712
		14,552
United States (USD) (1%)
3,500,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (c)	3,932
2,830,000	Southern Copper Corp., 5.88%, 4/23/45	2,599
4,650,000	Terraform Global Operating LLC 144A, 9.75%, 8/15/22 (c)	4,592
		11,123
Uruguay (USD) (3%)
21,180,000	Uruguay Government International Bond, 4.50%, 8/14/24	22,398
6,749,580	Uruguay Government International Bond, 5.10%, 6/18/50	6,496
		28,894
Venezuela (USD) (2%)
3,500,000	Petroleos de Venezuela SA, 5.25%, 4/12/17	1,705
14,560,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	4,769
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (c)	2,192
9,740,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (d)	3,932
5,125,000	Petroleos de Venezuela SA 144A, 9.75%, 5/17/35 (c)	2,076
8,550,000	Republic of Venezuela, 6.00%, 12/09/20 (d)	3,014
2,640,000	Republic of Venezuela, 7.00%, 3/31/38 (d)	921
6,584,000	Republic of Venezuela, 7.65%, 4/21/25	2,354
		20,963

55    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Vietnam (USD) (1%)
9,525,000	Vietnam Government International Bond 144A, 4.80%, 11/19/24 (c)	$9,585
Virgin Islands (British) (USD) (0%)
935,000	State Grid Overseas Investment 2013 Ltd. 144A, 4.38%, 5/22/43 (c)	946
Zambia (USD) (2%)
1,190,000	Republic of Zambia 144A, 5.38%, 9/20/22 (c)	1,014
9,025,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (c)	8,641
6,330,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (c)	6,109
		15,764
Total Bonds (Cost - $1,020,762)		984,683
Investment Company (0%)
5,208,200	Payden Cash Reserves Money Market Fund * (Cost - $5,208)	5,208
Total (Cost - $1,025,970) (99%)		989,891
Other Assets, net of Liabilities (1%)		8,744
Net Assets (100%)		$998,635

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/23/2015	Colombian Peso (Sell 12,800,000)	HSBC Bank USA, N.A.	$509
9/16/2015	Euro (Sell 22,845)	Barclays Bank PLC	316
8/14/2015	Hungarian Forint (Sell 683,700)	State Street Bank & Trust Co.	51
8/19/2015	Mexican Peso (Sell 102,010)	Credit Suisse First Boston International	132
8/20/2015	Singapore Dollar (Sell 13,571)	Barclays Bank PLC	261
8/26/2015	South African Rand (Sell 60,630)	The Royal Bank of Scotland PLC	227

			$1,496

Liabilities:
9/16/2015	Japanese Yen (Buy 622,600)	Barclays Bank PLC	$(34)
8/20/2015	Philippine Peso (Buy 452,960)	HSBC Bank USA, N.A.	(234)

			$(268)

57	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (93%)
Brazil (BRL) (8%)
23,699,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	$6,639
3,802,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/21	997
3,994,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/23	1,016
8,935,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/25	2,220
2,250,000	BRF SA 144A, 7.75%, 5/22/18 (a)	549
		11,421
Chile (CLP) (0%)
129,000,000	Republic of Chile, 5.50%, 8/05/20	204
Colombia (COP) (6%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21	202
1,235,000,000	Colombian TES, 5.00%, 11/21/18	425
6,545,000,000	Colombian TES, 7.00%, 5/04/22	2,308
6,189,000,000	Colombian TES, 10.00%, 7/24/24	2,554
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	334
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	449
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 (a)	422
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	380
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 (a)	545
		7,619
Costa Rica (CRC) (0%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	427
Germany (IDR) (3%)
31,000,000,000	Deutsche Bank AG/London 144A, 5.63%, 5/17/23 (a)	1,914
9,000,000,000	Deutsche Bank AG/London 144A, 7.00%, 5/17/22 (a)	613
24,700,000,000	Deutsche Bank AG/London 144A, 8.25%, 6/17/32 (a)	1,737
		4,264
Hungary (HUF) (3%)
100,000,000	Hungary Government Bond, 3.50%, 6/24/20	368
82,300,000	Hungary Government Bond, 4.00%, 4/25/18	309
302,000,000	Hungary Government Bond, 5.50%, 6/24/25	1,239
561,810,000	Hungary Government Bond, 7.00%, 6/24/22	2,454
		4,370
Indonesia (IDR) (1%)
10,000,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	733
Luxembourg (BRL) (0%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	592
Malaysia (MYR) (8%)
5,375,000	Malaysia Government Bond, 3.31%, 10/31/17	1,410
1,250,000	Malaysia Government Bond, 3.42%, 8/15/22	314
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,299
12,760,000	Malaysia Government Bond, 4.16%, 7/15/21	3,382
8,275,000	Malaysia Government Bond, 4.26%, 9/15/16	2,193

Principal or Shares	Security Description	Value (000)

2,250,000	Malaysia Government Bond, 4.38%, 11/29/19	$604
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	1,167
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	682
		11,051
Mexico (MXN) (10%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	939
72,300	America Movil SAB de CV, 6.45%, 12/05/22	437
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25	647
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	392
10,700,000	Mexican Bonos, 7.75%, 5/29/31	749
5,200,000	Mexican Bonos, 7.75%, 11/13/42	366
51,000,000	Mexican Bonos, 8.00%, 6/11/20	3,538
32,500,000	Mexican Bonos, 8.00%, 12/07/23	2,287
14,640,000	Mexican Bonos, 8.50%, 5/31/29	1,088
4,999,000	Mexican Bonos, 8.50%, 11/18/38	378
19,300,100	Mexican Bonos, 10.00%, 12/05/24	1,538
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	1,043
9,900,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	606
		14,008
Nigeria (NGN) (2%)
321,000,000	Nigeria Government International Bond 144A, 13.05%, 8/16/16 (a)	1,584
69,000,000	Nigeria Government International Bond 144A, 16.00%, 6/29/19 (a)	359
98,000,000	Nigeria Government International Bond 144A, 16.39%, 1/27/22 (a)	526
		2,469
Peru (PEN) (2%)
2,010,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	597
500,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	153
2,930,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	905
1,420,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	494
		2,149
Philippines (PHP) (0%)
17,000,000	Republic of Philippines, 6.25%, 1/14/36	427
Poland (PLN) (10%)
6,375,000	Poland Government Bond, 3.25%, 7/25/25	1,739
830,000	Poland Government Bond, 3.75%, 4/25/18	230
6,542,000	Poland Government Bond, 4.00%, 10/25/23	1,884
15,530,000	Poland Government Bond, 5.50%, 10/25/19	4,651
18,345,000	Poland Government Bond, 5.75%, 10/25/21	5,736
		14,240
Romania (RON) (2%)
2,150,000	Romania Government Bond, 5.60%, 11/28/18	595
3,780,000	Romania Government Bond, 5.85%, 4/26/23	1,080
4,280,000	Romania Government Bond, 5.95%, 6/11/21	1,223
		2,898
Russian Federation (RUB) (5%)
123,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	1,647
5,700,000	Russian Federal Bond - OFZ, 7.40%, 4/19/17	89
106,600,000	Russian Federal Bond - OFZ, 7.50%, 2/27/19	1,578
176,920,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	2,526
25,180,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	350
		6,190

Principal or Shares	Security Description	Value (000)
Singapore (INR) (0%)
13,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	$200
South Africa (ZAR) (9%)
66,400,000	Republic of South Africa, 6.25%, 3/31/36	4,002
27,035,019	Republic of South Africa, 6.50%, 2/28/41	1,643
57,420,000	Republic of South Africa, 6.75%, 3/31/21	4,303
2,870,000	Republic of South Africa, 8.25%, 9/15/17	231
22,845,000	South Africa Government Bond, 8.00%, 1/31/30	1,715
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	874
		12,768
Thailand (THB) (7%)
460,000	Thailand Government Bond, 3.25%, 6/16/17	13
41,200,000	Thailand Government Bond, 3.45%, 3/08/19	1,225
56,500,000	Thailand Government Bond, 3.63%, 6/16/23	1,704
67,470,000	Thailand Government Bond, 3.65%, 12/17/21	2,027
116,710,000	Thailand Government Bond, 3.88%, 6/13/19	3,530
35,800,000	Thailand Government Bond, 4.88%, 6/22/29	1,196
		9,695
Turkey (TRY) (9%)
2,565,000	Turkey Government Bond, 6.30%, 2/14/18	861
1,150,000	Turkey Government Bond, 7.40%, 2/05/20	384
1,190,000	Turkey Government Bond, 8.20%, 11/16/16	421
8,000,000	Turkey Government Bond, 8.50%, 9/14/22	2,750
2,292,824	Turkey Government Bond, 8.80%, 11/14/18	813
6,725,000	Turkey Government Bond, 9.00%, 3/08/17	2,407
3,070,000	Turkey Government Bond, 9.00%, 7/24/24	1,081
8,150,000	Turkey Government Bond, 9.50%, 1/12/22	2,949
2,420,000	Turkey Government Bond, 10.40%, 3/20/24	925
330,000	Turkey Government Bond, 10.70%, 2/24/16	120
		12,711
United Kingdom (IDR) (2%)
8,900,000,000	Standard Chartered Bank 144A, 8.38%, 9/17/26 (a)	652
5,800,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/19/24 (a)	424
14,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	1,026
		2,102
United Kingdom (INR) (3%)
60,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (a)	892
24,000,000	Standard Chartered Bank/Singapore, 7.16%, 5/23/23	357
111,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (a)	1,705
51,000,000	Standard Chartered Bank/Singapore 144A, 8.83%, 11/29/23 (a)	833
38,000,000	Standard Chartered Bank/Singapore, 8.83%, 11/29/23	621
13,000,000	Standard Chartered Bank/Singapore, 9.34%, 8/27/24	215
		4,623
United States (IDR) (3%)
5,500,000,000	JPMorgan Chase Bank, N.A., 8.38%, 3/19/24	402
49,194,000,000	JPMorgan Chase Bank, N.A. 144A, 9.50%, 7/17/31 (a)	3,858
		4,260
Total Bonds (Cost - $153,868)		129,421

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
1,258,592	Payden Cash Reserves Money Market Fund *	$1,258
375,723	Payden Emerging Markets Corporate Bond Fund, SI Class *	3,727
Total Investment Company (Cost - $5,158)		4,985
Total (Cost - $159,026) (96%)		134,406
Other Assets, net of Liabilities (4%)		5,045
Net Assets (100%)		$139,451

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/23/2015	Colombian Peso (Sell 1,754,000)	HSBC Bank USA, N.A.	$70
9/16/2015	Euro (Sell 7,188)	Barclays Bank PLC	100
8/19/2015	Mexican Peso (Sell 16,860)	Credit Suisse First Boston International	22
8/20/2015	Singapore Dollar (Sell 3,001)	Barclays Bank PLC	58
8/26/2015	South African Rand (Sell 1,070)	BNP PARIBAS	—
8/26/2015	South African Rand (Sell 5,090)	The Royal Bank of Scotland PLC	15
9/21/2015	Thailand Baht (Sell 45,390)	BNP PARIBAS	49

			$314

Liabilities:
10/14/2015	Brazilian Real (Buy 1,821)	HSBC Bank USA, N.A.	$(35)
9/16/2015	Japanese Yen (Buy 180,500)	Barclays Bank PLC	(10)
9/29/2015	Malaysian Ringgit (Buy 2,882)	HSBC Bank USA, N.A.	(11)
8/19/2015	Mexican Peso (Buy 16,860)	Barclays Bank PLC	(55)
8/31/2015	Nigerian Naira (Sell 520,300)	Barclays Bank PLC	(13)
9/23/2015	Nuevo Sol (Buy 1,173)	Citibank, N.A.	(2)
8/20/2015	Philippine Peso (Buy 108,830)	HSBC Bank USA, N.A.	(54)

			$(180)

59	Payden Mutual Funds

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
JP Morgan	2.37%	6M WIBOR	Jul-20	PLN 12,000	$20
JP Morgan	6M BUBOR	2.45%	Jul-20	HUF1,000,000	(30)

					$(10)

BUBOR	Budapest Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (USD) (1%)
230,000	YPF SA 144A, 8.50%, 7/28/25 (a)	$222
Australia (USD) (1%)
240,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	244
Austria (USD) (0%)
200,000	JBS Investments GmbH 144A, 7.25%, 4/03/24 (a)	206
Azerbaijan (USD) (0%)
200,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	191
Barbados (USD) (1%)
200,000	Columbus International Inc. 144A, 7.38%, 3/30/21 (a)	213
Bermuda (USD) (2%)
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	516
210,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	199
200,000	GCX Ltd. 144A, 7.00%, 8/01/19 (a)	203
		918
Brazil (USD) (2%)
235,000	Cielo SA / Cielo USA Inc. 144A, 3.75%, 11/16/22 (a)	214
90,000	Embraer SA, 5.15%, 6/15/22	92
620,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)	307
		613
Canada (USD) (2%)
145,000	Evraz Inc. NA Canada 144A, 7.50%, 11/15/19 (a)	144
185,000	First Quantum Minerals Ltd. 144A, 6.75%, 2/15/20 (a)	143
285,000	Pacific Rubiales Energy Corp. 144A, 5.38%, 1/26/19 (a)	203
195,000	Pacific Rubiales Energy Corp. 144A, 7.25%, 12/12/21 (a)	139
		629
Cayman Islands (USD) (10%)
470,000	ADCB Finance Cayman Ltd., 3.13%, 5/28/23	471
250,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (a)	261
150,000	Agricola Senior Trust 144A, 6.75%, 6/18/20 (a)	156
205,000	Alibaba Group Holding Ltd. 144A, 4.50%, 11/28/34 (a)	199
230,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (a)	194
400,000	Hutchison Whampoa International 11 Ltd. 144A, 4.63%, 1/13/22 (a)	434
485,000	Hutchison Whampoa International 12 Ltd. 144A, 6.00%, 5/29/49 (a)	514
225,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	219
235,000	MAF Global Securities Ltd., 4.75%, 5/07/24 (b)	245
220,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/04/20 (a)	225
359,500	Odebrecht Drilling Norbe VIII / IX Ltd. 144A, 6.35%, 6/30/21 (a)	261

Principal or Shares	Security Description	Value (000)

260,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (a)	$181
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	205
250,000	Tencent Holdings Ltd. 144A, 3.80%, 2/11/25 (a)	244
		3,809
Chile (USD) (6%)
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	299
360,000	Corpbanca SA, 3.13%, 1/15/18	363
220,000	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (a)	218
340,000	Empresa Nacional del Petroleo 144A, 4.38%, 10/30/24 (a)	343
270,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	266
370,000	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (a)	360
300,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	295
		2,144
China (USD) (1%)
230,000	Bank of China Ltd. 144A, 5.00%, 11/13/24 (a)	237
250,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	254
		491
Colombia (USD) (1%)
200,000	Colombia Government International Bond, 4.38%, 7/12/21	208
180,000	Ecopetrol SA, 5.38%, 6/26/26	175
		383
Costa Rica (USD) (1%)
200,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	206
200,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	193
		399
Dominica Republic (USD) (1%)
210,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (a)	217
Georgia (USD) (1%)
250,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	261
Ghana (USD) (1%)
230,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	216
Guernsey (USD) (1%)
230,000	Credit Suisse Group Funding Guernsey Ltd. 144A, 2.75%, 3/26/20 (a)	229
Hong Kong (USD) (1%)
250,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	244
India (USD) (4%)
200,000	Adani Ports & Special Economic Zone Ltd. 144A, 3.50%, 7/29/20 (a)	200
200,000	Export-Import Bank of India, 4.00%, 1/14/23	203
260,000	ICICI Bank Ltd./Dubai 144A, 4.70%, 2/21/18 (a)	274
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	203
260,000	Reliance Industries Ltd. 144A, 4.88%, 2/10/45 (a)	245

61	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

260,000	State Bank of India/London 144A, 4.13%, 8/01/17 (a)	$270
		1,395
Indonesia (USD) (3%)
520,000	Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18	523
200,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	185
260,000	Perusahaan Gas Negara Persero Tbk PT 144A, 5.13%, 5/16/24 (a)	263
		971
Israel (USD) (3%)
200,000	Delek & Avner Tamar Bond Ltd. 144A, 5.41%, 12/30/25 (a)	202
445,000	Israel Electric Corp. Ltd., 2.11%, 1/17/18	447
350,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	400
220,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (a)	226
		1,275
Jamaica (USD) (0%)
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	201
Kazakhstan (USD) (1%)
200,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 5/03/17 (a)	208
180,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	204
		412
Luxembourg (USD) (3%)
230,000	Actavis Funding SCS, 3.00%, 3/12/20	230
80,000	Actavis Funding SCS, 4.55%, 3/15/35	75
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	242
1	Ardagh Finance Holdings SA 144A, 8.63%, 6/15/19 (a)	—
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	264
425,000	Millicom International Cellular SA 144A, 6.63%, 10/15/21 (a)	444
		1,255
Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	234
Mexico (MXN) (0%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	209
Mexico (USD) (8%)
235,000	Alfa SAB de CV 144A, 5.25%, 3/25/24 (a)	246
200,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (a)	208
240,000	Elementia SAB de CV 144A, 5.50%, 1/15/25 (a)	244
248,184	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	251
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	210
230,000	Grupo Cementos de Chihuahua SAB de CV 144A, 8.13%, 2/08/20 (a)	247
180,000	JB y Co. SA de CV 144A, 3.75%, 5/13/25 (a)	176
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	188
246,030	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	239

Principal or Shares	Security Description	Value (000)

200,000	Mexico Government International Bond, 3.63%, 3/15/22	$203
400,000	Petroleos Mexicanos, 5.50%, 1/21/21	434
200,000	Unifin Financiera SA de CV 144A, 6.25%, 7/22/19 (a)	196
		2,842
Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	210
240,000	OCP SA 144A, 4.50%, 10/22/25 (a)	231
460,000	OCP SA 144A, 5.63%, 4/25/24 (a)	484
		925
Netherlands (USD) (4%)
300,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	224
200,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	189
200,000	Listrindo Capital BV 144A, 6.95%, 2/21/19 (a)	209
215,000	Lukoil International Finance BV 144A, 6.13%, 11/09/20 (a)	219
210,000	VimpelCom Holdings BV 144A, 7.50%, 3/01/22 (a)	213
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	332
		1,386
Panama (USD) (1%)
220,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (a)	222
Paraguay (USD) (1%)
385,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	410
Peru (USD) (2%)
200,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	220
200,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 7/15/25 (a)	203
320,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	318
		741
Philippines (USD) (1%)
200,000	International Container Terminal Services Inc., 7.38%, 3/17/20	229
Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.84%, 9/30/27 (a)	288
Senegal (USD) (1%)
200,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	225
Singapore (USD) (3%)
360,000	BOC Aviation Pte Ltd., 4.38%, 5/02/23	370
320,000	Flextronics International Ltd., 4.63%, 2/15/20	331
250,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	252
		953
South Korea (USD) (3%)
260,000	Korea Development Bank, 3.00%, 3/17/19	268
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	451
210,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	212
		931

Principal or Shares	Security Description	Value (000)
Spain (USD) (1%)
200,000	Banco Bilbao Vizcaya Argentaria SA, 9.00%, 5/29/49	$218
Sri Lanka (USD) (1%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	217
Sweden (USD) (2%)
220,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	242
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	498
		740
Tanzania (USD) (0%)
200,000	Tanzania Government International Bond, 6.40%, 3/09/20 (b)	201
Thailand (USD) (2%)
425,000	Bangkok Bank PCL/Hong Kong 144A, 4.80%, 10/18/20 (a)	465
250,000	Thai Oil PCL 144A, 3.63%, 1/23/23 (a)	249
		714
Turkey (USD) (3%)
330,000	Akbank TAS 144A, 4.00%, 1/24/20 (a)	322
550,000	Turkiye Garanti Bankasi AS 144A, 4.00%, 9/13/17 (a)	558
270,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	278
		1,158
United Arab Emirates (USD) (3%)
260,000	DP World Ltd. 144A, 3.25%, 5/18/20	262
200,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	222
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19	280
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	231
		995
United Kingdom (USD) (1%)
230,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (a)	240
United States (USD) (7%)
199,104	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (a)	206
195,000	AT&T Inc., 4.75%, 5/15/46	180
180,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	179
270,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (a)	303
400,000	CVS Health Corp., 3.88%, 7/20/25	408
200,000	FS Investment Corp., 4.25%, 1/15/20	203
230,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	230
230,000	Morgan Stanley, 5.55%, 12/29/49	229
200,000	Southern Copper Corp., 5.88%, 4/23/45	184
200,000	Sprint Capital Corp., 6.90%, 5/01/19	196
175,000	Sunoco LP / Sunoco Finance Corp. 144A, 5.50%, 8/01/20 (a)	179

Principal or Shares	Security Description	Value (000)

180,000	Terraform Global Operating LLC 144A, 9.75%, 8/15/22 (a)	$178
		2,675
Vietnam (USD) (0%)
200,000	Vietnam Government International Bond 144A, 4.80%, 11/19/24 (a)	201
Virgin Islands (British) (USD) (1%)
450,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	443
Zambia (USD) (0%)
200,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	193
Total Bonds (Cost - $34,976)		34,728
Investment Company (2%)
659,715	Payden Cash Reserves Money Market Fund * (Cost - $660)	660
Total (Cost - $35,636) (98%)		35,388
Other Assets, net of Liabilities (2%)		649
Net Assets (100%)		$36,037

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
9/23/2015	Colombian Peso (Sell 231,000)	HSBC Bank USA, N.A.	$9
9/16/2015	Euro (Sell 83)	Barclays Bank PLC	1
8/19/2015	Mexican Peso (Sell 3,460)	Credit Suisse First Boston International	14
8/26/2015	South African Rand (Sell 1,110)	The Royal Bank of Scotland PLC	3

			$27

63	Payden Mutual Funds

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (99%)
Common Stock (88%)
151,600	AbbVie Inc.	$10,613
314,100	Altria Group Inc.	17,081
136,100	Ameren Corp.	5,591
178,200	Arthur J Gallagher & Co.	8,452
172,900	AT&T Inc.	6,006
96,300	Bank of Hawaii Corp.	6,497
211,900	Chesapeake Lodging Trust	6,796
72,700	Chevron Corp.	6,432
412,500	Cisco Systems Inc.	11,723
129,500	CME Group Inc.	12,437
97,200	ConocoPhillips	4,893
94,200	Consolidated Edison Inc.	5,990
86,000	Digital Realty Trust Inc.	5,527
80,100	Dominion Resources Inc./VA	5,743
118,100	Dow Chemical Co.	5,558
121,600	Duke Energy Corp.	9,025
148,300	Equity Residential	11,094
259,300	Federated Investors Inc.	8,741
468,800	General Electric Co.	12,236
158,900	General Mills Inc.	9,250
185,600	H&R Block Inc.	6,179
165,400	Hasbro Inc.	13,024
332,300	Intel Corp.	9,620
78,300	International Business Machines Corp.	12,684
224,900	International Paper Co.	10,766
249,100	JPMorgan Chase & Co.	17,071
93,500	Kimberly-Clark Corp.	10,750
277,500	Kinder Morgan Inc.	9,613
168,800	Kraft Heinz Co.	13,414
80,900	Lockheed Martin Corp.	16,754
165,500	Maxim Integrated Products Inc.	5,634
120,300	McDonald’s Corp.	12,013
198,600	Merck & Co. Inc.	11,709
127,700	MetLife Inc.	7,118
127,700	Microchip Technology Inc.	5,471
138,600	Microsoft Corp. (a)	6,473
205,900	Paychex Inc.	9,554
75,800	PepsiCo Inc.	7,303
448,200	Pfizer Inc.	16,162
67,300	Philip Morris International Inc.	5,756
146,700	Prologis Inc.	5,957
72,700	Prudential Financial Inc.	6,424
56,400	Public Storage	11,572
88,900	Qualcomm Inc.	5,724
555,100	Regal Entertainment Group	11,435
75,401	Reynolds American Inc.	6,469
77,800	Royal Dutch Shell PLC	4,524
108,200	Seagate Technology PLC	5,475
44,100	Simon Property Group Inc.	8,256
194,300	Six Flags Entertainment Corp.	9,062
137,200	Southern Co.	6,137

Principal or Shares	Security Description	Value (000)

185,300	Target Corp.	$15,167
242,800	Verizon Communications Inc.	11,361
176,900	Waste Management Inc.	9,045
192,600	Wells Fargo & Co.	4,927
145,200	Westar Energy Inc.	5,467
115,100	Williams Companies Inc.	5,310
		509,065
Master Limited Partnerships (4%)
343,300	Enterprise Products Partners LP	9,726
73,400	Magellan Midstream Partners LP	5,167
43,700	MarkWest Energy Partners LP	2,860
210,100	Plains All American Pipeline LP	8,771
		26,524
Preferred Stock (7%)
95,700	Bank of America Corp.	2,498
19,500	Bank of America Corp.	505
137,000	DDR Corp.	3,540
95,900	Discover Financial Services	2,527
196,600	Goldman Sachs Group Inc.	4,923
116,000	Goldman Sachs Group Inc.	2,881
49,000	Public Storage	1,232
110,900	US Bancorp	3,180
295,100	Wells Fargo & Co.	17,077
		38,363
Total Stocks (Cost - $540,714)		573,952
Investment Company (1%)
3,281,671	Payden Cash Reserves Money Market Fund * (Cost - $3,282)	3,282
Total Investment Company (Cost - $3,282)		3,282
Total (Cost - $543,996) (100%)		577,234
Other Assets, net of Liabilities (0%)		623
Net Assets (100%)		$577,857

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
8/28/2015	British Pound (Sell 3,147)	HSBC Bank USA, N.A.	$(45)

Schedule of Investments - July 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (15%)
804,142	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (a)	$799
620,000	American Residential Properties 2014-SFR1 Trust 144A, 1.29%, 9/17/31 (a)	616
1,580,000	Apidos CDO 144A, 3.67%, 4/15/25 (a)	1,532
1,750,000	Babson CLO Ltd./Cayman Islands 144A, 3.67%, 4/20/25 (a)	1,713
1,750,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.04%, 4/18/25 (a)	1,705
1,750,000	Cent CLO LP 144A, 3.74%, 7/23/25 (a)	1,687
960,000	CIFC Funding 2013-III Ltd. 144A, 3.48%, 10/24/25 (a)	899
624,098	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (a)	622
584,350	Colony American Homes 2014-2 144A, 1.14%, 7/17/31 (a)	578
700,000	Colony American Homes 2015-1 144A, 1.39%, 7/17/32 (a)	698
1,750,000	Dryden XXII Senior Loan Fund 144A, 3.47%, 8/15/25 (a)	1,656
336,473	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, 0.44%, 12/25/35	310
719,857	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)	719
1,290,000	Invitation Homes 2014-SFR1 Trust 144A, 1.19%, 6/17/31 (a)	1,281
1,945,000	Invitation Homes 2014-SFR2 Trust 144A, 1.29%, 9/17/31 (a)	1,938
360,333	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	396
56,413	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	51
925,000	Octagon Investment Partners XIV Ltd. 144A, 4.17%, 1/15/24 (a)	925
700,000	Progress Residential 2015-SFR1 Trust 144A, 1.59%, 2/17/32 (a)	703
86,379	Residential Asset Securities Corp. Trust, 4.71%, 11/25/33	84
900,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	910
500,000	Symphony CLO Ltd. 144A, 3.67%, 10/15/25 (a)	490
23,914	Terwin Mortgage Trust 144A, 0.57%, 1/25/35 (a)	24
875,000	Tyron Park CLO Ltd. 144A, 3.79%, 7/15/25 (a)	859
808,472	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	809
492,322	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	492
618,167	VOLT XXVI LLC 144A, 3.13%, 9/25/43 (a)	619
1,367,555	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	1,369
990,971	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	990
Total Asset Backed (Cost - $25,518)		25,474
Bank Loans(b) (9%)
351,325	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	353
1,002,488	Albertsons/Safeway Term Loan B4 1L, 5.50%, 8/25/21	1,007
564,956	Allison Transmission Inc. Term Loan B3 1L, 3.75%, 8/23/19	568

Principal or Shares	Security Description	Value (000)

551,161	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	$552
245,000	Asurion LLC Term Loan B4 1L, 5.00%, 8/04/22	245
1,736,842	Atkore International Inc. Atkore Term Loan 1L, 4.50%, 3/27/21	1,689
724,889	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	726
839,850	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	844
1,340,000	Charter Communications Operating LLC Term Loan H, 1L, 3.25%, 7/01/15	1,342
564,912	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	567
950,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	946
663,188	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	665
699,967	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/25/20	702
564,973	Hub International Ltd. Term Loan B 1L, 4.25%, 10/02/20	563
564,938	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	566
834,375	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	839
1,690,689	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/25/20	1,686
427,778	PharMEDium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	425
778,030	Sabre Global Inc. Term Loan B 1L, 4.25%, 2/19/19	782
575,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21	572
Total Bank Loans (Cost - $15,640)		15,639
Corporate Bond (43%)
380,000	AbbVie Inc., 2.50%, 5/14/20	378
835,000	Abengoa Greenfield SA 144A, 6.50%, 10/01/19 (a)	664
200,000	Abengoa Yield PLC 144A, 7.00%, 11/15/19 (a)	201
580,000	ABN AMRO Bank NV, 6.25%, 9/13/22	622
400,000	Actavis Funding SCS, 1.37%, 3/12/18	401
320,000	Actavis Funding SCS, 3.00%, 3/12/20	319
515,000	Air Canada 144A, 8.75%, 4/01/20 (a)	571
785,000	Air Lease Corp., 2.13%, 1/15/18	779
890,000	Ally Financial Inc., 2.97%, 7/18/16	899
850,000	Amgen Inc., 2.13%, 5/01/20	837
420,000	Amgen Inc., 3.88%, 11/15/21	442
600,000	Anglo American Capital PLC 144A, 2.63%, 9/27/17 (a)	597
540,000	Antero Resources Corp., 6.00%, 12/01/20	549
520,000	ANZ New Zealand Int’l Ltd./London 144A, 1.75%, 3/29/18 (a)	521
1,010,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2.00%, 2/06/17	991
890,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.29%, 12/15/19 (a)	881
610,000	Arizona Public Service Co., 2.20%, 1/15/20	608
860,000	AT&T Inc., 2.45%, 6/30/20	847
430,000	AT&T Inc., 3.40%, 5/15/25	412
850,000	AT&T Inc., 4.50%, 5/15/35	789
260,000	AT&T Inc., 4.75%, 5/15/46	241

65    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

600,000	AutoZone Inc., 2.50%, 4/15/21	$592
360,000	Banco Santander Brasil SA/Cayman Islands 144A, 4.25%, 1/14/16 (a)	363
570,000	Banco Santander Chile 144A, 1.19%, 4/11/17 (a)	568
800,000	Barclays PLC, 2.88%, 6/08/20	800
785,000	Barrick North America Finance LLC, 4.40%, 5/30/21	762
250,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)	251
600,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	600
240,000	Baxalta Inc. 144A, 5.25%, 6/23/45 (a)	243
520,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	516
280,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	282
470,000	BNZ International Funding Ltd., 2.35%, 3/04/19 (c)	472
1,250,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	1,254
1,670,000	Boston Scientific Corp., 3.85%, 5/15/25	1,619
375,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	377
300,000	Central Garden and Pet Co., 8.25%, 3/01/18	307
910,000	Comision Federal de Electricidad 144A, 4.88%, 5/26/21 (a)	966
820,000	Commonwealth Bank of Australia/New York NY, 1.63%, 3/12/18	822
550,000	Communications Sales & Leasing Inc. 144A, 6.00%, 4/15/23 (a)	529
295,000	Compass Bank, 2.75%, 9/29/19	295
510,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	533
630,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	660
340,000	Corp. Financiera de Desarrollo SA 144A, 3.25%, 7/15/19 (a)	344
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 BRL (a)(d)	219
850,000	Credit Suisse/New York NY, 1.70%, 4/27/18	846
790,000	CVS Health Corp., 2.80%, 7/20/20	798
209,000	DBS Bank Ltd., 0.90%, 7/15/21 (c)	208
457,402	Dell Inc. Tl B Il Usd, 4.00%,	458
1,270,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	1,275
390,000	DP World Ltd. 144A, 3.25%, 5/18/20 (a)	392
390,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	392
470,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	488
660,000	Express Scripts Holding Co., 2.25%, 6/15/19	656
450,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	453
885,000	Fifth Third Bank/Cincinnati OH, 2.88%, 10/01/21	885
800,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	800
580,000	Frontier Communications Corp., 6.25%, 9/15/21	538
910,000	General Electric Capital Corp., 6.38%, 11/15/67	977
890,000	General Motors Financial Co. Inc., 3.15%, 1/15/20	886

Principal or Shares	Security Description	Value (000)

900,000	Glencore Funding LLC 144A, 1.65%, 1/15/19 (a)	$895
1,395,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	1,404
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	889
195,000	HealthSouth Corp., 5.75%, 11/01/24	198
370,000	Hewlett-Packard Co., 1.23%, 1/14/19	365
620,000	HSBC USA Inc., 1.70%, 3/05/18	619
280,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	280
790,000	Imperial Tobacco Finance PLC 144A, 2.95%, 7/21/20 (a)	788
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	252
250,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	254
580,000	ING Bank NV, 4.13%, 11/21/23	597
1,370,000	Intel Corp., 4.90%, 7/29/45	1,410
725,000	International Lease Finance Corp., 2.24%, 6/15/16	723
535,000	Keysight Technologies Inc. 144A, 3.30%, 10/30/19 (a)	535
660,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	655
660,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	677
480,000	Kraft Heinz Foods Co. 144A, 2.80%, 7/02/20 (a)	483
560,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	603
820,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	808
690,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	786
380,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	440
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	675
1,330,000	Medtronic Inc. 144A, 2.50%, 3/15/20 (a)	1,339
590,000	Merck & Co. Inc., 1.85%, 2/10/20	588
660,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (a)	667
1,680,000	Microsoft Corp., 2.38%, 2/12/22	1,658
350,000	Murphy Oil Corp., 2.50%, 12/01/17	348
540,000	NCL Corp. Ltd., 5.00%, 2/15/18	551
660,000	NetApp Inc., 3.38%, 6/15/21	655
920,000	New York Life Global Funding 144A, 2.10%, 1/02/19 (a)	927
1,310,000	Oracle Corp., 2.38%, 1/15/19	1,332
160,000	Peabody Energy Corp., 6.25%, 11/15/21	46
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)	1,010
750,000	Petroleos Mexicanos, 8.00%, 5/03/19	880
845,000	Providence Health & Services Obligated Group, 1.08%, 10/01/16	848
410,000	Prudential Financial Inc., 5.38%, 5/15/45	405
530,000	Prudential Financial Inc., 8.88%, 6/15/38	621
500,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)	504
510,000	QUALCOMM Inc., 2.25%, 5/20/20	504
300,000	Reynolds American Inc., 3.25%, 6/12/20	305
560,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	557
500,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	533

Principal or Shares	Security Description	Value (000)

530,000	Southern Power Co., 1.50%, 6/01/18	$526
860,000	Southwest Airlines Co., 2.75%, 11/06/19	873
450,000	Sunoco LP / Sunoco Finance Corp. 144A, 5.50%, 8/01/20 (a)	460
350,000	Sunoco LP / Sunoco Finance Corp. 144A, 6.38%, 4/01/23 (a)	361
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	620
930,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	953
120,000	Tenet Healthcare Corp. 144A, 3.79%, 6/15/20 (a)	124
820,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	813
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	593
150,000	United States Steel Corp., 7.38%, 4/01/20	146
680,000	United Technologies Corp., 6.13%, 2/01/19	777
360,000	Voya Financial Inc., 5.65%, 5/15/53	370
1,440,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	1,448
960,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	961
470,000	Wells Fargo & Co., 2.13%, 4/22/19	472
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (a)	460
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	633
150,000	ZF North America Capital Inc. 144A, 4.00%, 4/29/20 (a)	152
245,000	Zimmer Holdings Inc., 1.45%, 4/01/17	245
165,000	Zimmer Holdings Inc., 2.00%, 4/01/18	165
Total Corporate Bond (Cost - $76,234)		75,741
Foreign Government (1%)
860,000	Brazilian Government International Bond, 4.88%, 1/22/21	890
625,000	Colombia Government International Bond, 7.38%, 1/27/17	682
430,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	434
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (d)	642
Total Foreign Government (Cost - $2,728)		2,648
Mortgage Backed (29%)
679,231	Adjustable Rate Mortgage Trust, 3.80%, 3/25/37	538
542,861	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	499
488,591	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	443
1,143,613	American Home Mortgage Assets Trust 2007-2, 0.32%, 3/25/47	914
908,818	Banc of America Funding 2005-H Trust, 2.71%, 11/20/35	764
284,624	Bank of America Mortgage Securities Inc., 2.48%, 10/20/32	286
768,762	Chase Mortgage Finance Corp., 6.00%, 5/25/37	658
250,818	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	242
1,705,515	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.43%, 3/20/36	1,548
2,881,502	Connecticut Avenue Securities, 1.14%, 5/25/24	2,865
1,015,010	Connecticut Avenue Securities, 1.14%, 5/25/24	1,013
2,546,050	Connecticut Avenue Securities, 1.39%, 7/25/24	2,541
1,093,601	Connecticut Avenue Securities, 1.39%, 7/25/24	1,091
573,392	Connecticut Avenue Securities, 2.14%, 11/25/24	578
171,389	Connecticut Avenue Securities, 2.19%, 10/25/23	173

Principal or Shares	Security Description	Value (000)

1,105,276	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	$961
884,239	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	769
1,080,122	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	1,032
2,394,336	Fannie Mae Connecticut Avenue Securities, 1.34%, 5/25/25	2,391
400,000	Fannie Mae Connecticut Avenue Securities, 1.69%, 7/25/25	401
1,279,006	FHR 4093 IO, 6.51%, 1/15/38	296
1,461,216	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.09%, 10/25/27	1,460
1,624,504	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.19%, 2/25/24	1,622
1,146,084	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.24%, 3/25/25	1,147
305,473	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.64%, 11/25/23	307
1,329,737	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.84%, 8/25/24	1,335
356,725	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.84%, 10/25/24	358
249,925	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.69%, 1/25/25	298
4,257,484	GNR, 1.12%, 6/20/36	202
6,555,674	GNR, 1.22%, 11/20/36	304
500,000	Granite Master Issuer PLC, 1.05%, 12/17/54	491
596,817	HarborView Mortgage Loan Trust 2004-10, 2.66%, 1/19/35	557
164,237	HomeBanc Mortgage Trust, 1.05%, 8/25/29	156
449,960	IndyMac Index Mortgage Loan Trust 2005-AR13, 2.49%, 8/25/35	397
721,232	JP Morgan Alternative Loan Trust, 0.36%, 8/25/36	643
890,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.44%, 1/15/32 (a)	890
224,053	JP Morgan Mortgage Trust, 6.00%, 7/25/36	204
828,113	JP Morgan Mortgage Trust, 6.00%, 6/25/37	730
207,266	MLCC Mortgage Investors Inc., 2.12%, 2/25/36	205
351,263	Morgan Stanley Mortgage Loan Trust, 2.72%, 1/25/35	341
771,876	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	791
1,013,281	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)	1,054
1,030,418	New Residential Mortgage Loan Trust 2014-3 144A, 5.67%, 11/25/54 (a)	1,087
536,937	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 4/25/52 (a)	552
286,924	Prime Mortgage Trust, 5.00%, 10/25/35	282
360,783	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	305
641,430	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	536
212,653	Sequoia Mortgage Trust, 3.50%, 4/25/42	215
611,977	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	615

67	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

460,000	Springleaf Mortgage Loan Trust 144A, 3.56%, 12/25/59 (a)	$464
300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	311
518,103	Structured Adjustable Rate Mortgage Loan Trust, 2.49%, 8/25/34	508
46,681	Structured Adjustable Rate Mortgage Loan Trust, 2.52%, 8/25/34	47
381,384	Structured Adjustable Rate Mortgage Loan Trust, 5.11%, 12/25/35	315
2,046,923	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.40%, 8/25/36	1,609
1,832,582	Structured Asset Mortgage Investments Inc., 0.50%, 12/25/35	1,409
1,495,711	Structured Asset Mortgage Investments Inc., 0.89%, 1/19/34	1,455
99,490	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	83
453,396	Structured Asset Mortgage Investments Inc., 2.37%, 5/25/36	308
62,142	Structured Asset Mortgage Investments Inc., 3.62%, 7/25/32	64
1,976,551	Vendee Mortgage Trust IO, 3.75%, 12/15/33	171
220,702	WaMu Mortgage Pass Through Certificates, 1.10%, 5/25/46	207
536,495	WaMu Mortgage Pass Through Certificates, 1.87%, 10/25/36	459
1,366,487	WaMu Mortgage Pass Through Certificates, 2.22%, 7/25/37	1,170
1,922,498	WaMu Mortgage Pass Through Certificates, 2.24%, 9/25/36	1,745
941,712	WaMu Mortgage Pass Through Certificates, 2.29%, 10/25/36	847
934,428	WaMu Mortgage Pass Through Certificates, 2.34%, 9/25/36	856
808,508	WaMu Mortgage Pass Through Certificates, 4.36%, 2/25/37	755
633,715	Wells Fargo Mortgage Backed Securities Trust, 2.65%, 9/25/34	579
562,022	Wells Fargo Mortgage Backed Securities Trust, 2.67%, 6/25/35	527
Total Mortgage Backed (Cost - $49,832)		50,976
Municipal (1%)
400,000	Kentucky Asset Liability Commission, 1.69%, 4/01/18	404
700,000	State Board of Administration Finance Corp., 2.11%, 7/01/18	708
Total Municipal (Cost - $1,100)		1,112
U.S. Treasury (1%)
1,500,000	U.S. Treasury Bill, 0.00%, 12/17/15 (e) (Cost - $1,500)	1,499
Purchased Put Options (0%)
430	iShares 20+ Year Treasury Bond ETF, 113, 8/14/15	1

Principal or Shares	Security Description	Value (000)

555	iShares 20+ Year Treasury Bond ETF, 116, 8/28/15	$14
680	iShares iBoxx $ High Yield Corporate Bond ETF, 86, 8/14/15	9
340	iShares iBoxx $ High Yield Corporate Bond ETF, 86, 8/28/15	14
215	S&P 500 Index, 1810, 8/31/15	14
157	S&P 500 Index, 1850, 8/14/15	4
Total Purchased Put Options (Cost - $86)		56
Investment Company (0%)
342,376	Payden Cash Reserves Money Market Fund * (Cost - $342)	342
Total (Cost - $172,980) (99%)		173,487
Other Assets, net of Liabilities (1%)		1,630
Net Assets (100%)		$175,117

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2015. The stated maturity is subject to prepayments.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Principal in foreign currency.
(e)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/29/2015	Australian Dollar (Sell 7,186)	Credit Suisse First Boston International	$13
10/14/2015	Brazilian Real (Sell 791)	State Street Bank & Trust Co.	19
10/20/2015	British Pound (Buy 1,142)	State Street Bank & Trust Co.	5
9/17/2015	Colombian Peso (Sell 2,403,000)	BNP PARIBAS	48
10/14/2015	Colombian Peso (Sell 479,000)	State Street Bank & Trust Co.	11
9/21/2015	Hungarian Forint (Sell 98,600)	Royal Bank of Canada	3
8/17/2015	India Rupee (Buy 140,760)	Barclays Bank PLC	27
9/21/2015	Indonesian Rupiah (Sell 2,359,000)	Citibank, N.A.	4
9/21/2015	Malaysian Ringgit (Sell 1,325)	Citibank, N.A.	6
8/19/2015	Mexican Peso (Sell 10,390)	Credit Suisse First Boston International	26
8/20/2015	Singapore Dollar (Sell 1,790)	Barclays Bank PLC	30
9/21/2015	South African Rand (Sell 2,210)	HSBC Bank USA, N.A.	2
9/21/2015	Turkish Lira (Sell 482)	Royal Bank of Canada	1

			$195

Liabilities:
10/13/2015	Euro (Sell 2,477)	BNP PARIBAS	$(10)
11/17/2015	Euro (Sell 2,052)	HSBC Bank USA, N.A.	(31)
10/21/2015	Japanese Yen (Sell 220,760)	UBS AG	(2)
8/20/2015	Philippine Peso (Buy 59,830)	HSBC Bank USA, N.A.	(26)

			$(69)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
249	90-Day Euro Dollar Future	Dec-15	$61,923	$36
249	90-Day Euro Dollar Future	Dec-16	(61,447)	(41)
26	E-MINI NASDAQ 100 Index Future	Jun-15	2,384	68
19	E-MINI S & P 500 Index Future	Jun-15	(1,993)	(25)
8	U.S. Long Bond Future	Sep-15	(1,248)	(11)
17	U.S. Treasury 10 Year Note Future	Sep-15	(2,166)	(14)
149	U.S. Treasury 5 Year Note Future	Oct-15	(17,857)	(61)
11	U.S. Treasury Ultra Bond Future	Sep-15	(1,755)	(43)

				$(91)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays Bank PLC	Jan-41	USD 1,107	$(16)

69	Payden Mutual Funds

July 31, 2015

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

71    Payden Mutual Funds

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Funds were as follows:

	Number of Contracts	Premiums

PK Cash Balance Plan Fund

Options outstanding at October 31, 2014	28	$21,161
Options closed	(28)	(21,161)

Options outstanding at July 31, 2015	—	$—

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2015 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity

Limited Maturity	8%	0%	32%	0%
Low Duration	3%	1%	43%	0%
U.S. Government	0%	0%	31%	0%
GNMA	0%	0%	46%	0%
Core Bond	8%	0%	10%	0%
Corporate Bond	2%	2%	52%	0%
Strategic Income	9%	0%	7%	0%
Absolute Return	7%	1%	58%	0%
High Income	5%	0%	35%	0%
Global Low Duration	11%	1%	48%	0%
Global Fixed Income	73%	0%	68%	0%
Emerging Markets Bond	6%	0%	0%	0%
Emerging Markets Local Bond	14%	0%	76%	0%
Emerging Markets Corporate Bond	1%	0%	0%	0%
Equity Income	1%	0%	0%	0%
PK Cash Balance Plan	7%	1%	67%	2%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

73    Payden Mutual Funds

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2014	Purchases	Sales	Dividends	Value July 31, 2015

Investments in Cash Reserves Money Market Fund
Limited Maturity	$20,346,364	$1,047,259,164	$1,065,309,097	$ 426	$ 2,296,431
Low Duration	54,772,743	1,002,710,934	1,050,356,053	410	7,127,624
U.S. Government	8,940,063	1,231,133,053	1,230,611,012	499	9,462,104
GNMA	3,490,609	1,262,081,769	1,257,398,542	494	8,173,836
Core Bond	23,784,686	1,582,476,708	1,594,223,925	648	12,037,469
Corporate Bond	10,993,989	302,034,953	309,729,843	126	3,299,099
Strategic Income	8,641,858	722,388,976	729,061,706	298	1,969,128
Absolute Return	—	928,134,575	927,562,602	386	571,973
Floating Rate	5,993,145	2,325,797,763	2,321,089,726	937	10,701,182
High Income	60,647,206	4,014,428,984	4,066,292,245	1,599	8,783,945
Global Low Duration	9,807,464	146,484,927	154,477,254	62	1,815,137
Global Fixed Income	3,059,342	296,590,179	296,641,237	119	3,008,284

Fund	Value October 31, 2014	Purchases	Sales	Dividends	Value July 31, 2015

Emerging Markets Bond	$56,274,108	$4,000,389,058	$4,051,454,966	$1,656	$5,208,200
Emerging Markets Local Bond	6,486,481	479,350,118	484,578,007	195	1,258,592
Emerging Markets Corporate Bond	6,725,392	133,782,771	139,848,448	56	659,715
Equity Income	21,452,555	1,375,529,890	1,393,700,774	584	3,281,671
PK Cash Balance Plan Fund	18,841,557	947,647,396	966,146,577	399	342,376

Investments in High Income Fund — Investor Class
Global Fixed Income	$ 4,613,834	—	—	$191,005	$4,261,932
Investments in Floating Rate Fund — SI Class
Core Bond	$15,191,272	—	—	$416,923	$15,221,716
High Income	4,960,298	—	—	136,134	4,970,238
Global Fixed Income	993,028	$980,080	$1,000,000	27,112	995,005
Investments in Emerging Markets Bond Fund — SI Class
Global Fixed Income	$ 4,468,516	—	—	$160,740	$4,233,998
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$17,227,177	—	—	$845,622	$16,432,077
Emerging Markets Local Bond	3,907,515	—	—	191,806	3,727,168
High Income	9,360,000	—	—	459,450	8,928,000
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$ 5,478,879	—	—	$182,780	$4,561,425
Global Fixed Income	767,004	—	—	25,589	638,567
Investments in Absolute Return Fund — Investor Class
Core Bond	—	$5,000,000	—	$65,450	$4,990,000

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.47%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.80%
Absolute Return	0.50%	0.50%	0.50%	0.50%	n/a	0.70%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a

75	Payden Mutual Funds

	Adviser Fees				Investor Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit

California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2016 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Cash Reserves Money Market

Repurchase Agreement	—	—	$ 90,000	—	—	—	$ 90,000
U.S. Government	—	—	175,476	—	—	—	175,476
U.S. Treasury	—	—	25,000	—	—	—	25,000
Investment Company	$6,610	—	—	—	—	—	6,610

Limited Maturity

Asset Backed	—	—	86,283	—	—	—	86,283
Bank Loans	—	—	2,912	—	—	—	2,912
Commercial Paper	—	—	41,949	—	—	—	41,949
Corporate Bond	—	—	183,824	—	—	—	183,824
Foreign Government	—	—	5,765	—	—	—	5,765
Mortgage Backed	—	—	36,606	—	—	—	36,606
Municipal	—	—	2,161	—	—	—	2,161
U.S. Government	—	—	49,293	—	—	—	49,293
Options Purchased	11	—	—	—	—	—	11
Investment Company	2,296	—	—	—	—	—	2,296

Low Duration

Asset Backed	—	—	101,787	—	—	—	101,787
Bank Loans	—	—	19,708	—	—	—	19,708
Corporate Bond	—	—	437,819	—	—	—	437,819
Foreign Government	—	—	8,543	—	—	—	8,543
Mortgage Backed	—	—	63,835	—	—	—	63,835
Municipal	—	—	1,429	—	—	—	1,429
U.S. Government	—	—	237,834	—	—	—	237,834
Options Purchased	81	—	—	—	—	—	81
Exchange Traded Fund	2,119	—	—	—	—	—	2,119
Investment Company	7,128	—	—	—	—	—	7,128

U.S. Government

Mortgage Backed	—	—	95,918	—	—	—	95,918
U.S. Government	—	—	21,005	—	—	—	21,005
Options Purchased	10	—	—	—	—	—	10
Investment Company	9,462	—	—	—	—	—	9,462

GNMA

Mortgage Backed	—	—	404,339	—	—	—	404,339
U.S. Government	—	—	15,976	—	—	—	15,976
Options Purchased	36	—	—	—	—	—	36
Investment Company	8,174	—	—	—	—	—	8,174

77    Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Core Bond

Asset Backed	—	—	$ 44,119	—	—	—	$ 44,119
Corporate Bond	—	—	305,385	—	—	—	305,385
Foreign Government	—	—	18,540	—	—	—	18,540
Mortgage Backed	—	—	217,295	—	—	—	217,295
Municipal	—	—	6,534	—	—	—	6,534
U.S. Government	—	—	93,277	—	—	—	93,277
Investment Company	$53,243	—	—	—	—	—	53,243

Corporate Bond

Corporate Bond	—	—	64,953	—	—	—	64,953
Municipal	—	—	511	—	—	—	511
U.S. Government	—	—	550	—	—	—	550
Investment Company	3,299	—	—	—	—	—	3,299

Strategic Income

Asset Backed	—	—	10,092	—	—	—	10,092
Bank Loans	—	—	9,230	—	—	—	9,230
Corporate Bond	—	—	61,058	—	—	—	61,058
Foreign Government	—	—	8,516	—	—	—	8,516
Mortgage Backed	—	—	28,963	—	—	—	28,963
Municipal	—	—	253	—	—	—	253
U.S. Government	—	—	16,625	—	—	—	16,625
Common Stock	1,158	—	—	—	—	—	1,158
Master Limited Partnership	641	—	—	—	—	—	641
Preferred Stock	959	—	—	—	—	—	959
Investment Company	1,969	—	—	—	—	—	1,969

Absolute Return Bond

Asset Backed	—	—	4,646	—	—	—	4,646
Bank Loans	—	—	5,504	—	—	—	5,504
Corporate Bond	—	—	24,608	—	—	—	24,608
Foreign Government Bond	—	—	491	—	—	—	491
Mortgage Backed	—	—	16,011	—	—	—	16,011
U.S. Government	—	—	5,898	—	—	—	5,898
Options Purchased	18	—	—	—	—	—	18
Investment Company	572	—	—	—	—	—	572

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Floating Rate

Asset Backed	—	—	$ 10,179	—	—	—	$ 10,179
Bank Loans	—	—	141,688	—	—	—	141,688
Corporate Bond	—	—	12,505	—	—	—	12,505
Mortgage Backed	—	—	2,030	—	—	—	2,030
Investment Company	$10,701	—	—	—	—	—	10,701

High Income

Bank Loans	—	—	2,250	—	—	—	2,250
Corporate Bonds	—	—	563,876	—	—	—	563,876
Mortgage Backed	—	—	6,451	—	—	—	6,451
Common Stock	5,198	—	—	—	—	—	5,198
Master Limited Partnership	3,713	—	—	—	—	—	3,713
Preferred Stock	6,598	—	—	—	—	—	6,598
Investment Company	22,682	—	—	—	—	—	22,682

California Municipal Income

Municipal	—	—	41,995	—	—	—	41,995
Investment Company	638	—	—	—	—	—	638

Global Low Duration

Asset Backed	—	—	14,052	—	—	—	14,052
Bank Loans	—	—	2,531	—	—	—	2,531
Corporate Bond	—	—	68,121	—	—	—	68,121
Foreign Government	—	—	6,960	—	—	—	6,960
Mortgage Backed	—	—	7,501	—	—	—	7,501
Municipal	—	—	252	—	—	—	252
U.S. Government	—	—	12,956	—	—	—	12,956
Options Purchased	36	—	—	—	—	—	36
Exchange Traded Funds	289	—	—	—	—	—	289
Investment Company	1,815	—	—	—	—	—	1,815

Global Fixed Income

Corporate Bond	—	—	23,623	—	—	—	23,623
Foreign Government	—	—	23,475	—	—	—	23,475
Mortgage Backed	—	—	497	—	—	—	497
U.S. Government	—	—	11,442	—	—	—	11,442
Investment Company	13,138	—	—	—	—	—	13,138

Emerging Markets Bond

Corporate Bond	—	—	387,685	—	—	—	387,685
Foreign Government	—	—	596,998	—	—	—	596,998
Investment Company	5,208	—	—	—	—	—	5,208

79    Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Emerging Markets Local Bond

Corporate Bond	—	—	$ 23,208	—	—	—	$ 23,208
Foreign Government	—	—	106,213	—	—	—	106,213
Investment Company	$ 4,985	—	—	—	—	—	4,985

Emerging Markets Corporate Bond

Corporate Bond	—	—	32,886	—	—	—	32,886
Foreign Government	—	—	1,842	—	—	—	1,842
Investment Company	660	—	—	—	—	—	660

Equity Income

Common Stock	509,065	—	—	—	—	—	509,065
Master Limited Partnership	26,524	—	—	—	—	—	26,524
Preferred Stock	38,363	—	—	—	—	—	38,363
Investment Company	3,282	—	—	—	—	—	3,282

PK Cash Balance Plan

Asset Backed	—	—	25,474	—	—	—	25,474
Bank Loans	—	—	15,639	—	—	—	15,639
Corporate Bond	—	—	75,741	—	—	—	75,741
Foreign Government	—	—	2,648	—	—	—	2,648
Mortgage Backed	—	—	50,976	—	—	—	50,976
Municipal	—	—	1,112	—	—	—	1,112
U.S. Government	—	—	1,499	—	—	—	1,499
Options Purchased	56	—	—	—	—	—	56
Investment Company	342	—	—	—	—	—	342

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Limited Maturity

Forward currency contracts	—	—	$334	$(10)	—	—	$ 324
Futures	$ 59	$ (67)	—	—	—	—	(8)

Low Duration

Forward currency contracts	—	—	336	(5)	—	—	331
Futures	294	(410)	—	—	—	—	(116)
Swaps	—	—	54	—	—	—	54

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

U.S Government

Futures	$ 27	$ (29)	—	—	—	—	$ (2)

GNMA

Futures	69	(152)	—	—	—	—	(83)

Core Bond

Forward currency contracts	—	—	$ 324	$(265)	—	—	59
Futures	—	(450)	—	—	—	—	(450)

Corporate Bond

Forward currency contracts	—	—	3	(9)	—	—	(6)
Futures	147	(28)	—	—	—	—	119

Strategic Income

Forward currency contracts	—	—	95	(44)	—	—	51
Futures	—	(84)	—	—	—	—	(84)

Absolute Return

Forward currency contracts	—	—	42	(20)	—	—	22
Futures	9	(59)	—	—	—	—	(50)
Swaps	—	—	—	(4)	—	—	(4)

High Income

Forward currency contracts	—	—	256	(201)	—	—	55
Futures	161	(187)	—	—	—	—	(26)
Swaps	—	—	—	(19)	—	—	(19)

Global Low Duration

Forward currency contracts	—	—	240	(2)	—	—	238
Futures	58	(69)	—	—	—	—	(11)
Swaps	—	—	9	—	—	—	9

Global Fixed Income

Forward currency contracts	—	—	317	(288)	—	—	29
Futures	84	(138)	—	—	—	—	(54)

Emerging Markets Bond

Forward currency contracts	—	—	1,496	(268)	—	—	1,228

81	Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Emerging Markets Local Bond

Forward currency contracts	—	—	$314	$(180)	—	—	$134
Swaps	—	—	—	(10)	—	—	(10)

Emerging Markets Corporate Bond

Forward currency contracts	—	—	27	—	—	—	27

Equity Income

Forward currency contracts	—	—	—	(45)	—	—	(45)

PK Cash Balance Plan

Forward currency contracts	—	—	195	(69)	—	—	126
Futures	$104	$(195)	—	—	—	—	(91)
Swaps	—	—	—	(16)	—	—	(16)

1	Other financial instruments are swaps, futures contracts and forward currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Income Taxes (amounts in (000s)

At July 31, 2015 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Cash Reserves Money Market	$297,086	—	—	—
Limited Maturity	413,772	$745	$(3,417)	$(2,672)
Low Duration	885,234	2,744	(7,695)	(4,951)
U.S. Government	125,841	837	(283)	554
GNMA	419,425	9,977	(877)	9,100
Core Bond	735,160	9,909	(6,676)	3,233
Corporate Bond	68,573	1,295	(555)	740
Strategic Income	140,249	782	(1,567)	(785)
Absolute Return	57,710	304	(266)	38
Floating Rate	177,216	612	(725)	(113)
High Income	612,426	15,102	(16,760)	(1,658)
California Municipal Income	41,244	1,462	(73)	1,389
Global Low Duration	116,252	402	(2,141)	(1,739)
Global Fixed Income	75,482	(62)	(3,245)	(3,307)

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Emerging Markets Bond	$1,026,392	$13,103	$(49,604)	$(36,501)
Emerging Markets Local Bond	159,026	232	(24,852)	(24,620)
Emerging Markets Corporate Bond	34,845	1,338	(795)	543
Equity Income	543,996	48,523	(15,285)	33,238
PK Cash Balance Plan Fund	172,980	2,448	(1,941)	507

83    Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	9/16/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	9/16/15

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	9/16/15

* Print the name and title of each signing officer under his or her signature.